UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives Disciplined Long Short Fund
September 30, 2018

AC Alternatives Disciplined Long Short - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 107.2%
Aerospace and Defense — 3.7%
Boeing Co. (The)	614	228,347
Curtiss-Wright Corp.	536	73,657
Lockheed Martin Corp.(1)	1,393	481,922
Raytheon Co.(1)	3,023	624,733
Textron, Inc.(1)	5,000	357,350
		1,766,009
Banks — 8.1%
Cambridge Bancorp	1,403	126,256
Central Pacific Financial Corp.(1)	26,004	687,286
Comerica, Inc.(1)	7,927	715,015
First Financial Northwest, Inc.(1)	20,640	342,005
Franklin Financial Network, Inc.(1)(2)	6,127	239,566
Hanmi Financial Corp.(1)	15,739	391,901
Independent Bank Corp.(1)	28,815	681,475
United Community Banks, Inc.	8,241	229,841
West Bancorporation, Inc.(1)	19,389	455,641
		3,868,986
Beverages — 0.8%
Constellation Brands, Inc., Class A(1)	1,683	362,889
Biotechnology — 4.7%
AbbVie, Inc.	2,055	194,362
Acorda Therapeutics, Inc.(2)	3,608	70,897
Alexion Pharmaceuticals, Inc.(2)	1,348	187,386
Amgen, Inc.(1)	1,892	392,193
Biogen, Inc.(1)(2)	1,157	408,780
Celgene Corp.(2)	1,991	178,175
ChemoCentryx, Inc.(2)	2,669	33,736
CytomX Therapeutics, Inc.(2)	1,620	29,970
Emergent BioSolutions, Inc.(2)	1,368	90,055
Genomic Health, Inc.(2)	1,984	139,316
Incyte Corp.(2)	2,060	142,305
Pfenex, Inc.(2)	7,306	37,334
Pieris Pharmaceuticals, Inc.(2)	4,727	26,471
Protagonist Therapeutics, Inc.(2)	6,405	65,907
Regeneron Pharmaceuticals, Inc.(2)	311	125,656
Surface Oncology, Inc.(2)	3,539	38,717
Vertex Pharmaceuticals, Inc.(2)	486	93,672
		2,254,932
Building Products — 0.2%
Armstrong World Industries, Inc.(2)	819	57,003
Patrick Industries, Inc.(2)	381	22,555
		79,558

Capital Markets — 1.1%
Evercore, Inc., Class A	300	30,165
Investment Technology Group, Inc.	1,670	36,172
Northern Trust Corp.	327	33,397
SEI Investments Co.(1)	5,153	314,848
Silvercrest Asset Management Group, Inc., Class A	7,652	105,980
		520,562
Chemicals — 2.0%
AdvanSix, Inc.(2)	688	23,358
Huntsman Corp.	1,915	52,145
Kraton Corp.(2)	4,154	195,861
LyondellBasell Industries NV, Class A	2,252	230,852
Praxair, Inc.	646	103,832
Scotts Miracle-Gro Co. (The)	1,577	124,157
Trinseo SA	3,079	241,086
		971,291
Commercial Services and Supplies — 3.5%
Brady Corp., Class A(1)	6,285	274,969
McGrath RentCorp	1,981	107,905
MSA Safety, Inc.(1)	2,879	306,441
Republic Services, Inc.(1)	9,789	711,268
Waste Management, Inc.(1)	3,133	283,098
		1,683,681
Communications Equipment — 0.9%
Arista Networks, Inc.(2)	387	102,888
F5 Networks, Inc.(1)(2)	1,099	219,163
Palo Alto Networks, Inc.(2)	118	26,581
Plantronics, Inc.	1,135	68,440
		417,072
Construction and Engineering — 1.1%
EMCOR Group, Inc.(1)	7,247	544,322
Consumer Finance — 1.5%
American Express Co.	783	83,382
Discover Financial Services	3,357	256,642
Elevate Credit, Inc.(2)	7,155	57,669
Enova International, Inc.(2)	2,641	76,061
Synchrony Financial(1)	7,485	232,634
		706,388
Distributors — 0.1%
Core-Mark Holding Co., Inc.	769	26,115
Diversified Consumer Services — 1.1%
Grand Canyon Education, Inc.(1)(2)	2,295	258,876
H&R Block, Inc.(1)	10,686	275,165
		534,041
Diversified Financial Services — 0.2%
Marlin Business Services Corp.	3,001	86,579
Electrical Equipment — 1.1%
AMETEK, Inc.(1)	3,430	271,382

Generac Holdings, Inc.(1)(2)	4,659	262,814
		534,196
Electronic Equipment, Instruments and Components — 1.3%
FLIR Systems, Inc.	2,815	173,038
National Instruments Corp.	694	33,541
OSI Systems, Inc.(2)	312	23,809
Vishay Precision Group, Inc.(2)	798	29,845
Zebra Technologies Corp., Class A(1)(2)	1,992	352,245
		612,478
Energy Equipment and Services — 1.2%
Halliburton Co.(1)	14,396	583,470
Entertainment — 0.5%
Electronic Arts, Inc.(2)	1,986	239,293
Equity Real Estate Investment Trusts (REITs) — 5.9%
Americold Realty Trust(1)	17,505	437,975
CoreSite Realty Corp.	2,053	228,170
Gaming and Leisure Properties, Inc.(1)	17,335	611,059
GEO Group, Inc. (The)(1)	15,353	386,282
PS Business Parks, Inc.(1)	6,913	878,573
Tanger Factory Outlet Centers, Inc.(1)	11,540	264,035
		2,806,094
Food and Staples Retailing — 1.0%
Performance Food Group Co.(2)	4,927	164,069
US Foods Holding Corp.(1)(2)	10,549	325,120
		489,189
Health Care Equipment and Supplies — 4.5%
CONMED Corp.(1)	3,587	284,162
DexCom, Inc.(2)	235	33,614
Globus Medical, Inc., Class A(1)(2)	6,863	389,544
Haemonetics Corp.(1)(2)	2,561	293,439
Hill-Rom Holdings, Inc.	429	40,498
ICU Medical, Inc.(1)(2)	1,282	362,485
Integer Holdings Corp.(1)(2)	3,223	267,348
Intuitive Surgical, Inc.(1)(2)	477	273,798
NxStage Medical, Inc.(2)	2,986	83,280
STAAR Surgical Co.(2)	1,885	90,480
		2,118,648
Health Care Providers and Services — 4.5%
Cigna Corp.(1)	2,709	564,149
Tivity Health, Inc.(2)	1,790	57,549
UnitedHealth Group, Inc.(1)	3,528	938,589
WellCare Health Plans, Inc.(1)(2)	1,885	604,124
		2,164,411
Health Care Technology — 0.5%
athenahealth, Inc.(2)	205	27,388
Computer Programs & Systems, Inc.	2,249	60,385
HealthStream, Inc.	4,175	129,467
		217,240

Hotels, Restaurants and Leisure — 1.6%
Extended Stay America, Inc.	7,012	141,853
Las Vegas Sands Corp.(1)	9,047	536,759
Nathan's Famous, Inc.	381	31,394
RCI Hospitality Holdings, Inc.	2,336	69,169
		779,175
Household Durables — 1.4%
KB Home(1)	9,847	235,442
NVR, Inc.(2)	50	123,540
PulteGroup, Inc.(1)	11,775	291,667
Toll Brothers, Inc.	1,005	33,195
		683,844
Household Products — 0.2%
Kimberly-Clark Corp.	753	85,571
Insurance — 2.2%
Primerica, Inc.	1,861	224,344
Progressive Corp. (The)(1)	11,888	844,523
		1,068,867
Interactive Media and Services — 5.6%
Alphabet, Inc., Class A(2)	657	793,051
Alphabet, Inc., Class C(1)(2)	757	903,457
Care.com, Inc.(2)	6,975	154,217
Facebook, Inc., Class A(1)(2)	4,657	765,890
Yelp, Inc.(2)	888	43,690
		2,660,305
Internet and Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)(2)	434	869,302
eBay, Inc.(2)	4,371	144,331
Nutrisystem, Inc.	2,662	98,627
PetMed Express, Inc.	641	21,159
		1,133,419
IT Services — 4.5%
Accenture plc, Class A	1,493	254,109
Akamai Technologies, Inc.(2)	448	32,771
Carbonite, Inc.(2)	796	28,377
Endurance International Group Holdings, Inc.(2)	8,830	77,704
Fidelity National Information Services, Inc.	1,104	120,413
International Business Machines Corp.(1)	3,909	591,080
Jack Henry & Associates, Inc.	205	32,817
MAXIMUS, Inc.	1,403	91,279
Unisys Corp.(2)	3,055	62,322
Visa, Inc., Class A(1)	5,591	839,153
		2,130,025
Leisure Products — 0.2%
MCBC Holdings, Inc.(2)	2,889	103,657
Life Sciences Tools and Services — 0.1%
Medpace Holdings, Inc.(2)	686	41,098
Machinery — 1.5%
Caterpillar, Inc.	1,248	190,307

Columbus McKinnon Corp.	678	26,808
Global Brass & Copper Holdings, Inc.	888	32,767
Harsco Corp.(1)(2)	8,781	250,698
Parker-Hannifin Corp.	1,131	208,025
		708,605
Media — 0.5%
Cable One, Inc.	103	91,012
Emerald Expositions Events, Inc.	9,104	150,034
		241,046
Metals and Mining — 0.2%
Gold Resource Corp.	6,094	31,323
Steel Dynamics, Inc.	1,660	75,016
		106,339
Oil, Gas and Consumable Fuels — 2.9%
Continental Resources, Inc.(1)(2)	4,868	332,387
CVR Energy, Inc.	4,142	166,591
EOG Resources, Inc.(1)	2,858	364,595
Evolution Petroleum Corp.(1)	29,075	321,279
Isramco, Inc.(2)	249	30,391
Newfield Exploration Co.(2)	4,046	116,646
Westmoreland Coal Co.(2)	201,127	25,161
		1,357,050
Paper and Forest Products — 0.6%
Louisiana-Pacific Corp.(1)	10,758	284,979
Pharmaceuticals — 4.5%
Allergan plc(1)	1,927	367,055
Bristol-Myers Squibb Co.	6,241	387,441
Eli Lilly & Co.(1)	3,853	413,466
Endo International plc(2)	4,215	70,939
Horizon Pharma plc(2)	6,271	122,786
Jazz Pharmaceuticals plc(2)	436	73,305
Johnson & Johnson(1)	1,789	247,186
Merck & Co., Inc.	1,351	95,840
Phibro Animal Health Corp., Class A	746	32,003
Zoetis, Inc.(1)	3,718	340,420
		2,150,441
Professional Services — 3.0%
ASGN, Inc.(2)	701	55,330
BG Staffing, Inc.	931	25,323
CoStar Group, Inc.(2)	125	52,605
Dun & Bradstreet Corp. (The)(1)	2,784	396,748
Heidrick & Struggles International, Inc.	1,468	49,692
Insperity, Inc.	481	56,734
Kforce, Inc.	2,733	102,761
Korn/Ferry International	2,035	100,203
Robert Half International, Inc.(1)	8,397	590,981
		1,430,377
Real Estate Management and Development — 0.6%
Newmark Group, Inc., Class A(1)	25,638	286,889

Road and Rail — 0.7%
ArcBest Corp.	2,567	124,628
CSX Corp.	2,026	150,025
Schneider National, Inc., Class B	1,421	35,497
		310,150
Semiconductors and Semiconductor Equipment — 5.4%
Amkor Technology, Inc.(2)	3,937	29,094
Analog Devices, Inc.(1)	4,993	461,653
Broadcom, Inc.	382	94,251
Cabot Microelectronics Corp.	1,072	110,598
Cypress Semiconductor Corp.	6,817	98,778
Intel Corp.(1)	7,171	339,117
Lam Research Corp.	518	78,581
Lattice Semiconductor Corp.(2)	9,585	76,680
Micron Technology, Inc.(2)	624	28,224
MKS Instruments, Inc.	1,805	144,671
Nanometrics, Inc.(2)	1,520	57,030
NVIDIA Corp.	1,132	318,115
ON Semiconductor Corp.(1)(2)	16,200	298,566
Qorvo, Inc.(2)	832	63,972
Rudolph Technologies, Inc.(2)	1,465	35,819
Texas Instruments, Inc.	988	106,002
Xilinx, Inc.	2,746	220,147
		2,561,298
Software — 8.2%
Adobe Systems, Inc.(1)(2)	2,767	746,952
Cadence Design Systems, Inc.(1)(2)	6,118	277,268
CDK Global, Inc.	2,871	179,610
Citrix Systems, Inc.(2)	558	62,027
Cornerstone OnDemand, Inc.(2)	1,434	81,379
Intuit, Inc.	523	118,930
LogMeIn, Inc.	857	76,359
Microsoft Corp.(1)	7,416	848,168
Model N, Inc.(2)	3,385	53,652
Oracle Corp. (New York)	716	36,917
Paylocity Holding Corp.(2)	419	33,654
Progress Software Corp.	4,920	173,627
salesforce.com, Inc.(2)	749	119,113
Tableau Software, Inc., Class A(2)	1,077	120,344
Ultimate Software Group, Inc. (The)(2)	705	227,144
Verint Systems, Inc.(2)	4,344	217,634
VMware, Inc., Class A(1)(2)	3,093	482,694
Zix Corp.(2)	7,216	40,049
		3,895,521
Specialty Retail — 2.7%
Asbury Automotive Group, Inc.(2)	1,308	89,925
AutoZone, Inc.(1)(2)	486	376,990
Burlington Stores, Inc.(2)	278	45,292
Conn's, Inc.(2)	797	28,174

Home Depot, Inc. (The)	1,320	273,438
Ross Stores, Inc.(1)	3,615	358,246
Tailored Brands, Inc.	3,353	84,462
Urban Outfitters, Inc.(2)	741	30,307
		1,286,834
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.(1)	3,189	719,885
NetApp, Inc.	1,773	152,283
Western Digital Corp.	2,375	139,032
		1,011,200
Textiles, Apparel and Luxury Goods — 2.2%
Columbia Sportswear Co.	1,641	152,728
Deckers Outdoor Corp.(1)(2)	4,129	489,617
Movado Group, Inc.	1,141	47,808
Oxford Industries, Inc.	1,349	121,680
Tapestry, Inc.	4,390	220,685
		1,032,518
Thrifts and Mortgage Finance — 2.3%
Essent Group Ltd.(1)(2)	6,797	300,767
FS Bancorp, Inc.	3,488	194,351
Luther Burbank Corp.(1)	19,588	213,118
NMI Holdings, Inc., Class A(2)	3,531	79,977
Sterling Bancorp, Inc.(1)	26,371	298,256
		1,086,469
Trading Companies and Distributors — 1.2%
HD Supply Holdings, Inc.(2)	3,719	159,136
Kaman Corp.	1,354	90,420
W.W. Grainger, Inc.(1)	903	322,741
		572,297
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.(1)(2)	6,421	450,626
TOTAL COMMON STOCKS (Cost $44,003,528)		51,046,044
TEMPORARY CASH INVESTMENTS — 45.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $13,825,908), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $13,573,410)		13,571,148
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $8,084,258), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $7,922,693)		7,922,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,493,148)		21,493,148
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 152.4% (Cost $65,496,676)		72,539,192
SECURITIES SOLD SHORT — (52.3)%
COMMON STOCKS SOLD SHORT — (52.3)%
Aerospace and Defense — (1.7)%
BWX Technologies, Inc.	(7,943)	(496,755)
Kratos Defense & Security Solutions, Inc.	(9,901)	(146,337)
Mercury Systems, Inc.	(3,026)	(167,398)
		(810,490)

Airlines — (0.1)%
Allegiant Travel Co.	(227)	(28,784)
Auto Components — (0.6)%
Fox Factory Holding Corp.	(2,225)	(155,861)
Lear Corp.	(892)	(129,340)
		(285,201)
Banks — (7.3)%
Allegiance Bancshares, Inc.	(1,153)	(48,080)
Ameris Bancorp	(870)	(39,759)
Blue Hills Bancorp, Inc.	(18,154)	(437,512)
ConnectOne Bancorp, Inc.	(7,307)	(173,541)
Equity Bancshares, Inc., Class A	(12,278)	(482,034)
Green Bancorp, Inc.	(5,099)	(112,688)
HarborOne Bancorp, Inc.	(14,623)	(279,592)
Home BancShares, Inc.	(19,816)	(433,971)
Howard Bancorp, Inc.	(14,737)	(260,845)
Live Oak Bancshares, Inc.	(1,280)	(34,304)
Old Line Bancshares, Inc.	(2,969)	(93,939)
Pinnacle Financial Partners, Inc.	(11,068)	(665,740)
Reliant Bancorp, Inc.	(3,134)	(80,136)
Triumph Bancorp, Inc.	(8,571)	(327,412)
		(3,469,553)
Beverages — (0.2)%
Brown-Forman Corp., Class B	(2,099)	(106,105)
Biotechnology — (3.2)%
Aimmune Therapeutics, Inc.	(4,030)	(109,938)
Alnylam Pharmaceuticals, Inc.	(517)	(45,248)
AnaptysBio, Inc.	(867)	(86,501)
Atara Biotherapeutics, Inc.	(2,558)	(105,773)
Audentes Therapeutics, Inc.	(2,724)	(107,843)
Biohaven Pharmaceutical Holding Co. Ltd.	(1,151)	(43,220)
Bluebird Bio, Inc.	(212)	(30,952)
Celcuity, Inc.	(3,664)	(105,377)
Deciphera Pharmaceuticals, Inc.	(2,109)	(81,661)
Fate Therapeutics, Inc.	(3,566)	(58,090)
Fennec Pharmaceuticals, Inc.	(3,325)	(27,265)
G1 Therapeutics, Inc.	(949)	(49,623)
Global Blood Therapeutics, Inc.	(977)	(37,126)
Heron Therapeutics, Inc.	(832)	(26,333)
Immunomedics, Inc.	(1,768)	(36,827)
Insmed, Inc.	(1,806)	(36,517)
Iovance Biotherapeutics, Inc.	(3,394)	(38,183)
Madrigal Pharmaceuticals, Inc.	(503)	(107,707)
Natera, Inc.	(1,076)	(25,759)
Repligen Corp.	(1,520)	(84,299)
Sage Therapeutics, Inc.	(238)	(33,618)
Sarepta Therapeutics, Inc.	(1,264)	(204,149)
Solid Biosciences, Inc.	(484)	(22,835)
		(1,504,844)

Building Products — (1.0)%
AAON, Inc.	(12,084)	(456,775)
Capital Markets — (1.1)%
Hamilton Lane, Inc., Class A	(8,202)	(363,185)
Virtus Investment Partners, Inc.	(1,406)	(159,932)
		(523,117)
Chemicals — (3.5)%
Albemarle Corp.	(456)	(45,500)
Balchem Corp.	(212)	(23,763)
Chase Corp.	(2,460)	(295,569)
Ecolab, Inc.	(518)	(81,212)
HB Fuller Co.	(6,905)	(356,781)
NewMarket Corp.	(332)	(134,629)
Quaker Chemical Corp.	(2,015)	(407,453)
Sensient Technologies Corp.	(4,089)	(312,850)
		(1,657,757)
Commercial Services and Supplies — (1.7)%
Brink's Co. (The)	(4,380)	(305,505)
Healthcare Services Group, Inc.	(8,905)	(361,721)
Multi-Color Corp.	(2,335)	(145,354)
		(812,580)
Construction and Engineering — (0.7)%
Granite Construction, Inc.	(986)	(45,060)
MasTec, Inc.	(5,987)	(267,320)
		(312,380)
Containers and Packaging — (0.8)%
Crown Holdings, Inc.	(644)	(30,912)
Graphic Packaging Holding Co.	(24,395)	(341,774)
		(372,686)
Diversified Consumer Services — (0.3)%
Bright Horizons Family Solutions, Inc.	(1,298)	(152,956)
Electrical Equipment — (0.2)%
TPI Composites, Inc.	(3,270)	(93,359)
Electronic Equipment, Instruments and Components — (1.4)%
Badger Meter, Inc.	(1,824)	(96,581)
FARO Technologies, Inc.	(1,473)	(94,787)
II-VI, Inc.	(7,842)	(370,927)
Park Electrochemical Corp.	(6,518)	(127,036)
		(689,331)
Entertainment — (0.8)%
Live Nation Entertainment, Inc.	(7,079)	(385,593)
Equity Real Estate Investment Trusts (REITs) — (3.0)%
Crown Castle International Corp.	(6,121)	(681,451)
Digital Realty Trust, Inc.	(2,170)	(244,081)
Equinix, Inc.	(466)	(201,727)
Iron Mountain, Inc.	(8,186)	(282,581)
		(1,409,840)
Health Care Equipment and Supplies — (1.6)%
AxoGen, Inc.	(2,703)	(99,606)

CryoLife, Inc.	(9,274)	(326,445)
Insulet Corp.	(461)	(48,843)
iRhythm Technologies, Inc.	(805)	(76,201)
Merit Medical Systems, Inc.	(1,029)	(63,232)
Tactile Systems Technology, Inc.	(1,296)	(92,081)
Wright Medical Group NV	(2,576)	(74,755)
		(781,163)
Health Care Providers and Services — (1.5)%
Henry Schein, Inc.	(6,367)	(541,386)
LHC Group, Inc.	(1,891)	(194,754)
		(736,140)
Health Care Technology — (0.5)%
Inspire Medical Systems, Inc.	(811)	(34,127)
Medidata Solutions, Inc.	(906)	(66,419)
Omnicell, Inc.	(1,973)	(141,858)
		(242,404)
Hotels, Restaurants and Leisure — (2.0)%
Belmond Ltd., Class A	(21,280)	(388,360)
Caesars Entertainment Corp.	(5,068)	(51,947)
Churchill Downs, Inc.	(140)	(38,878)
Chuy's Holdings, Inc.	(5,196)	(136,395)
Drive Shack, Inc.	(20,499)	(122,174)
Golden Entertainment, Inc.	(3,300)	(79,233)
Lindblad Expeditions Holdings, Inc.	(10,544)	(156,789)
		(973,776)
Household Durables — (1.2)%
Installed Building Products, Inc.	(682)	(26,598)
Leggett & Platt, Inc.	(7,124)	(311,960)
Mohawk Industries, Inc.	(979)	(171,668)
Universal Electronics, Inc.	(1,049)	(41,278)
		(551,504)
Household Products — (0.6)%
WD-40 Co.	(1,665)	(286,547)
Insurance — (2.7)%
Arch Capital Group Ltd.	(14,421)	(429,890)
Aspen Insurance Holdings Ltd.	(1,094)	(45,729)
Markel Corp.	(207)	(246,017)
Marsh & McLennan Cos., Inc.	(1,548)	(128,051)
RLI Corp.	(5,705)	(448,299)
		(1,297,986)
Interactive Media and Services — (0.1)%
TripAdvisor, Inc.	(779)	(39,784)
Internet and Direct Marketing Retail — (0.7)%
Gaia, Inc.	(9,739)	(149,981)
Wayfair, Inc., Class A	(1,232)	(181,929)
		(331,910)
IT Services — (4.0)%
Gartner, Inc.	(5,206)	(825,151)
Global Payments, Inc.	(3,424)	(436,218)

Worldpay, Inc., Class A	(6,275)	(635,469)
		(1,896,838)
Machinery — (2.7)%
CIRCOR International, Inc.	(4,478)	(212,705)
Donaldson Co., Inc.	(977)	(56,920)
Evoqua Water Technologies Corp.	(4,622)	(82,179)
John Bean Technologies Corp.	(1,704)	(203,287)
Middleby Corp. (The)	(1,995)	(258,053)
NN, Inc.	(3,259)	(50,841)
Sun Hydraulics Corp.	(3,847)	(210,739)
Welbilt, Inc.	(10,058)	(210,011)
		(1,284,735)
Media — (1.2)%
GCI Liberty, Inc., Class A	(4,786)	(244,086)
Hemisphere Media Group, Inc.	(7,918)	(110,456)
New York Times Co. (The), Class A	(9,010)	(208,582)
		(563,124)
Oil, Gas and Consumable Fuels — (0.4)%
Cheniere Energy, Inc.	(859)	(59,692)
Diamondback Energy, Inc.	(708)	(95,714)
Matador Resources Co.	(993)	(32,819)
		(188,225)
Pharmaceuticals — (0.7)%
Aerie Pharmaceuticals, Inc.	(2,369)	(145,812)
Catalent, Inc.	(2,313)	(105,357)
MyoKardia, Inc.	(1,339)	(87,303)
		(338,472)
Professional Services — (0.5)%
TransUnion	(658)	(48,416)
TriNet Group, Inc.	(3,392)	(191,037)
		(239,453)
Real Estate Management and Development — (0.4)%
Howard Hughes Corp. (The)	(1,358)	(168,691)
Software — (1.3)%
2U, Inc.	(6,112)	(459,561)
Ceridian HCM Holding, Inc.	(547)	(22,990)
OneSpan, Inc.	(1,806)	(34,404)
PROS Holdings, Inc.	(936)	(32,779)
Trade Desk, Inc. (The), Class A	(470)	(70,928)
		(620,662)
Specialty Retail — (0.2)%
At Home Group, Inc.	(3,523)	(111,080)
Technology Hardware, Storage and Peripherals — (0.6)%
Cray, Inc.	(5,572)	(119,798)
USA Technologies, Inc.	(24,502)	(176,414)
		(296,212)
Thrifts and Mortgage Finance — (0.6)%
Kearny Financial Corp.	(18,102)	(250,713)

Western New England Bancorp, Inc.	(4,762)	(51,429)
		(302,142)
Trading Companies and Distributors — (1.2)%
BlueLinx Holdings, Inc.	(3,507)	(110,435)
CAI International, Inc.	(1,745)	(39,908)
SiteOne Landscape Supply, Inc.	(5,391)	(406,158)
Willis Lease Finance Corp.	(692)	(23,881)
		(580,382)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $23,110,153)		(24,902,581)
OTHER ASSETS AND LIABILITIES — (0.1)%		(34,976)
TOTAL NET ASSETS — 100.0%		$47,601,635

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $31,154,262.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	51,046,044	—	—
Temporary Cash Investments	—	21,493,148	—
	51,046,044	21,493,148	—
Liabilities
Securities Sold Short
Common Stocks	24,902,581	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Equity Market Neutral Fund
September 30, 2018

AC Alternatives Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 92.7%
Aerospace and Defense — 2.9%
Boeing Co. (The)	1,002	372,644
Curtiss-Wright Corp.	4,230	581,287
Dassault Aviation SA	96	177,668
Lockheed Martin Corp.	1,572	543,849
Textron, Inc.	8,808	629,508
		2,304,956
Air Freight and Logistics — 0.6%
Royal Mail plc	82,750	514,583
Airlines — 0.7%
International Consolidated Airlines Group SA	64,249	552,162
Auto Components — 0.2%
TS Tech Co. Ltd.	3,700	127,654
Automobiles — 0.7%
Peugeot SA	19,188	517,523
Banks — 6.7%
Bank of America Corp.(1)	24,564	723,655
BB&T Corp.	9,348	453,752
Fifth Third Bancorp(1)	22,677	633,142
First Citizens BancShares, Inc., Class A(1)	1,404	635,001
First Hawaiian, Inc.	16,378	444,826
Huntington Bancshares, Inc.	13,873	206,985
JPMorgan Chase & Co.(1)	6,532	737,071
KeyCorp	8,356	166,201
Regions Financial Corp.	11,169	204,951
SunTrust Banks, Inc.(1)	8,859	591,693
U.S. Bancorp	10,180	537,606
		5,334,883
Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.(2)	1,333	185,300
Amgen, Inc.	977	202,522
Biogen, Inc.(2)	529	186,901
Celgene Corp.(2)	2,023	181,038
Incyte Corp.(2)	2,896	200,056
Regeneron Pharmaceuticals, Inc.(2)	491	198,384
		1,154,201
Building Products — 1.2%
Armstrong World Industries, Inc.(2)	5,559	386,907
Masco Corp.	15,302	560,053
		946,960
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	3,975	543,462
Cboe Global Markets, Inc.	1,688	161,981
Evercore, Inc., Class A(1)	6,858	689,572

Federated Investors, Inc., Class B	24,786	597,838
		1,992,853
Chemicals — 3.5%
Chemours Co. (The)	4,752	187,419
Covestro AG	7,339	595,273
Olin Corp.	21,245	545,572
Scotts Miracle-Gro Co. (The)	3,205	252,330
Tokuyama Corp.	22,000	598,310
Trinseo SA	7,794	610,270
		2,789,174
Commercial Services and Supplies — 2.4%
Clean Harbors, Inc.(2)	6,344	454,104
Herman Miller, Inc.(1)	18,296	702,566
MSA Safety, Inc.(1)	6,053	644,281
Republic Services, Inc.	1,344	97,655
		1,898,606
Communications Equipment — 0.4%
Ciena Corp.(2)	10,814	337,829
Construction and Engineering — 1.2%
EMCOR Group, Inc.	6,619	497,153
Hazama Ando Corp.	46,300	353,301
Taisei Corp.	2,800	127,654
		978,108
Consumer Finance — 2.2%
American Express Co.(1)	5,805	618,175
Discover Financial Services	7,491	572,687
Synchrony Financial(1)	18,615	578,554
		1,769,416
Containers and Packaging — 0.7%
WestRock Co.	10,490	560,586
Diversified Consumer Services — 2.4%
Adtalem Global Education, Inc.(1)(2)	12,423	598,788
Graham Holdings Co., Class B	989	572,928
Grand Canyon Education, Inc.(1)(2)	6,251	705,113
		1,876,829
Diversified Telecommunication Services — 0.6%
Telenor ASA	23,504	459,467
Electric Utilities — 0.6%
OGE Energy Corp.	12,591	457,305
Electrical Equipment — 1.6%
Acuity Brands, Inc.(1)	4,300	675,960
Generac Holdings, Inc.(2)	10,654	600,992
		1,276,952
Electronic Equipment, Instruments and Components — 0.7%
Tech Data Corp.(2)	4,406	315,337
Zebra Technologies Corp., Class A(2)	1,473	260,471
		575,808
Energy Equipment and Services — 1.3%
Halliburton Co.(1)	15,708	636,645

Petrofac Ltd.	45,004	379,988
		1,016,633
Entertainment — 0.9%
Capcom Co., Ltd.	16,600	421,209
Daiichikosho Co., Ltd.	900	43,408
Electronic Arts, Inc.(2)	2,073	249,776
		714,393
Equity Real Estate Investment Trusts (REITs) — 4.7%
Gaming and Leisure Properties, Inc.	6,506	229,336
GEO Group, Inc. (The)	23,811	599,085
Kimco Realty Corp.	35,349	591,742
PotlatchDeltic Corp.	6,644	272,072
PS Business Parks, Inc.	4,286	544,708
Rayonier, Inc.	11,518	389,423
Select Income REIT	24,472	536,916
Weingarten Realty Investors	19,046	566,809
		3,730,091
Food and Staples Retailing — 1.0%
cocokara fine, Inc.	3,000	192,484
US Foods Holding Corp.(2)	18,596	573,128
		765,612
Food Products — 1.3%
a2 Milk Co. Ltd.(2)	61,034	455,539
Health and Happiness H&H International Holdings Ltd.(2)	102,000	612,389
		1,067,928
Gas Utilities — 0.2%
Nippon Gas Co. Ltd.	2,800	139,729
Health Care Equipment and Supplies — 3.7%
Globus Medical, Inc., Class A(1)(2)	11,884	674,536
Hill-Rom Holdings, Inc.(1)	6,858	647,395
ICU Medical, Inc.(2)	1,350	381,712
Medtronic plc	2,305	226,743
STERIS plc	5,350	612,040
Varian Medical Systems, Inc.(2)	3,845	430,371
		2,972,797
Health Care Providers and Services — 1.1%
Cigna Corp.	1,810	376,933
UnitedHealth Group, Inc.	1,855	493,504
		870,437
Health Care Technology — 0.9%
Cerner Corp.(1)(2)	10,551	679,590
Hotels, Restaurants and Leisure — 1.2%
Jack in the Box, Inc.	795	66,645
Las Vegas Sands Corp.	7,864	466,571
Sands China Ltd.	89,200	403,934
		937,150
Household Durables — 1.4%
KB Home(1)	25,271	604,230

PulteGroup, Inc.	21,261	526,635
		1,130,865
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.(1)	48,301	676,214
Insurance — 2.6%
Assurant, Inc.	425	45,879
First American Financial Corp.	751	38,744
Hartford Financial Services Group, Inc. (The)	11,906	594,824
Progressive Corp. (The)(1)	9,894	702,870
Topdanmark A/S	1,295	59,156
Torchmark Corp.(1)	7,128	617,926
		2,059,399
Interactive Media and Services — 0.5%
Facebook, Inc., Class A(2)	2,421	398,158
Internet and Direct Marketing Retail — 0.5%
Amazon.com, Inc.(2)	58	116,174
Groupon, Inc.(2)	81,558	307,474
		423,648
IT Services — 1.8%
Akamai Technologies, Inc.(2)	2,649	193,774
LiveRamp Holdings, Inc.(1)(2)	12,295	607,496
Nihon Unisys Ltd.	11,000	283,859
Visa, Inc., Class A	2,288	343,406
		1,428,535
Leisure Products — 0.9%
Beneteau SA	14,073	226,138
Sega Sammy Holdings, Inc.	34,900	514,500
		740,638
Machinery — 2.3%
Allison Transmission Holdings, Inc.(1)	14,089	732,769
Oshkosh Corp.(1)	8,465	603,047
Pentair plc	5,118	221,865
Terex Corp.	6,724	268,355
		1,826,036
Media — 0.5%
CBS Corp., Class B	1,007	57,852
ProSiebenSat.1 Media SE	13,776	357,800
		415,652
Metals and Mining — 1.9%
Anglo American plc	2,073	46,555
Antofagasta plc	40,266	448,727
Iluka Resources Ltd.	67,770	487,426
Regis Resources Ltd.	44,173	118,781
St. Barbara Ltd.	159,270	401,798
		1,503,287
Multiline Retail — 0.3%
Kohl's Corp.	3,519	262,341
Oil, Gas and Consumable Fuels — 7.1%
Aker BP ASA	16,629	705,717

Chesapeake Energy Corp.(2)	27,726	124,490
ConocoPhillips	3,618	280,033
Continental Resources, Inc.(2)	6,201	423,404
Etablissements Maurel et Prom(2)	50,959	324,821
Gaztransport Et Technigaz SA	6,030	457,174
HollyFrontier Corp.	6,382	446,102
Lundin Petroleum AB	2,048	78,395
Marathon Petroleum Corp.	4,295	343,471
Newfield Exploration Co.(2)	4,360	125,699
PBF Energy, Inc., Class A	11,580	577,958
Plains GP Holdings LP, Class A(2)	25,154	617,028
Showa Shell Sekiyu KK	25,700	544,445
Whitehaven Coal Ltd.	144,873	569,685
		5,618,422
Paper and Forest Products — 1.2%
Louisiana-Pacific Corp.(1)	22,210	588,343
UPM-Kymmene Oyj	10,056	394,633
		982,976
Personal Products — 0.6%
Edgewell Personal Care Co.(2)	10,138	468,680
Pharmaceuticals — 2.4%
Allergan plc	965	183,813
Astellas Pharma, Inc.	11,400	198,863
Bristol-Myers Squibb Co.	3,046	189,096
Eisai Co. Ltd.	2,200	214,152
GlaxoSmithKline plc	9,317	186,626
H Lundbeck A/S	3,208	198,137
Horizon Pharma plc(2)	9,589	187,752
Indivior plc(2)	36,089	86,621
Mallinckrodt plc(2)	2,796	81,951
Roche Holding AG	767	185,810
Sumitomo Dainippon Pharma Co., Ltd.	9,100	208,959
		1,921,780
Professional Services — 3.1%
ASGN, Inc.(1)(2)	8,079	637,676
Dun & Bradstreet Corp. (The)(1)	5,183	738,629
Korn/Ferry International	12,030	592,357
Robert Half International, Inc.	7,391	520,179
		2,488,841
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.	1,530	220,810
Road and Rail — 0.4%
National Express Group plc	36,921	188,064
Norfolk Southern Corp.	526	94,943
		283,007
Semiconductors and Semiconductor Equipment — 2.0%
Advantest Corp.	17,800	374,893
Cirrus Logic, Inc.(2)	12,748	492,073
Intel Corp.	2,333	110,328

MKS Instruments, Inc.	5,288	423,833
Qorvo, Inc.(2)	1,572	120,871
Skyworks Solutions, Inc.	494	44,811
		1,566,809
Software — 2.8%
Aspen Technology, Inc.(1)(2)	5,855	666,943
Cadence Design Systems, Inc.(1)(2)	14,554	659,587
LogMeIn, Inc.	5,518	491,654
Symantec Corp.	9,211	196,010
Verint Systems, Inc.(2)	3,458	173,246
		2,187,440
Specialty Retail — 2.2%
AutoZone, Inc.(1)(2)	869	674,083
Dick's Sporting Goods, Inc.	5,244	186,057
Foot Locker, Inc.	2,133	108,740
Sally Beauty Holdings, Inc.(2)	12,995	238,978
Signet Jewelers Ltd.	8,391	553,219
		1,761,077
Technology Hardware, Storage and Peripherals — 1.6%
Seagate Technology plc	11,978	567,159
Toshiba TEC Corp.	13,800	402,024
Western Digital Corp.	5,641	330,224
		1,299,407
Textiles, Apparel and Luxury Goods — 1.8%
Deckers Outdoor Corp.(2)	5,071	601,319
HUGO BOSS AG	1,393	107,262
Michael Kors Holdings Ltd.(2)	10,421	714,464
		1,423,045
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(2)	15,930	704,902
Trading Companies and Distributors — 2.4%
HD Supply Holdings, Inc.(2)	13,713	586,779
MSC Industrial Direct Co., Inc., Class A(1)	7,228	636,859
United Rentals, Inc.(1)(2)	4,057	663,725
		1,887,363
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)(2)	8,581	602,215
TOTAL COMMON STOCKS (Cost $67,677,913)		73,601,762
TEMPORARY CASH INVESTMENTS — 4.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $2,315,611), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $2,273,322)		2,272,943
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,354,480), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $1,326,116)		1,326,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	100,613	100,613
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,699,556)		3,699,556
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.3% (Cost $71,377,469)		77,301,318

COMMON STOCKS SOLD SHORT — (92.3)%
Aerospace and Defense — (1.3)%
BWX Technologies, Inc.	(8,962)	(560,483)
Saab AB, B Shares	(9,255)	(465,489)
		(1,025,972)
Airlines — (1.3)%
Allegiant Travel Co.	(4,242)	(537,885)
Spirit Airlines, Inc.	(11,308)	(531,137)
		(1,069,022)
Auto Components — (0.9)%
Adient plc	(13,883)	(545,741)
Lear Corp.	(1,153)	(167,185)
		(712,926)
Automobiles — (0.7)%
Daimler AG	(9,346)	(589,762)
Banks — (6.0)%
Banco BPM SpA	(72,443)	(178,566)
Bankia SA	(143,018)	(560,755)
Columbia Banking System, Inc.	(3,236)	(125,460)
First Financial Bancorp	(19,803)	(588,149)
Home BancShares, Inc.	(29,727)	(651,021)
Pinnacle Financial Partners, Inc.	(11,101)	(667,725)
Simmons First National Corp., Class A	(6,811)	(200,584)
Sterling Bancorp	(31,357)	(689,854)
Union Bankshares Corp.	(14,838)	(571,708)
United Bankshares, Inc.	(15,163)	(551,175)
		(4,784,997)
Beverages — (0.8)%
Brown-Forman Corp., Class B	(12,112)	(612,262)
Biotechnology — (2.5)%
Alnylam Pharmaceuticals, Inc.	(1,667)	(145,896)
Bluebird Bio, Inc.	(998)	(145,708)
Blueprint Medicines Corp.	(2,526)	(197,180)
FibroGen, Inc.	(2,953)	(179,395)
Global Blood Therapeutics, Inc.	(3,875)	(147,250)
Heron Therapeutics, Inc.	(4,705)	(148,913)
Immunomedics, Inc.	(7,401)	(154,163)
Madrigal Pharmaceuticals, Inc.	(848)	(181,582)
Sage Therapeutics, Inc.	(1,223)	(172,749)
Sarepta Therapeutics, Inc.	(1,279)	(206,571)
Seattle Genetics, Inc.	(1,626)	(125,397)
Ultragenyx Pharmaceutical, Inc.	(2,363)	(180,391)
		(1,985,195)
Building Products — (0.6)%
Tarkett SA	(19,731)	(504,907)
Capital Markets — (2.9)%
Brookfield Asset Management, Inc., Class A	(15,445)	(687,766)
Eaton Vance Corp.	(13,292)	(698,627)
Hamilton Lane, Inc., Class A	(12,431)	(550,445)

KKR & Co., Inc., Class A	(4,216)	(114,970)
Thomson Reuters Corp.	(5,392)	(246,307)
		(2,298,115)
Chemicals — (5.5)%
Albemarle Corp.	(892)	(89,004)
DowDuPont, Inc.	(5,879)	(378,078)
Ecolab, Inc.	(3,788)	(593,883)
HB Fuller Co.	(10,545)	(544,860)
Mosaic Co. (The)	(21,191)	(688,284)
Platform Specialty Products Corp.	(30,895)	(385,261)
Sensient Technologies Corp.	(5,204)	(398,158)
Valvoline, Inc.	(28,481)	(612,626)
Yara International ASA	(13,928)	(684,014)
		(4,374,168)
Commercial Services and Supplies — (2.3)%
Brink's Co. (The)	(1,830)	(127,642)
Cimpress NV	(1,867)	(255,051)
Covanta Holding Corp.	(16,559)	(269,084)
Elis SA	(21,703)	(511,021)
Healthcare Services Group, Inc.	(16,406)	(666,412)
		(1,829,210)
Construction and Engineering — (3.3)%
Fluor Corp.	(12,251)	(711,783)
JGC Corp.	(22,800)	(522,943)
MasTec, Inc.	(11,558)	(516,065)
Skanska AB, B Shares	(12,809)	(251,571)
Valmont Industries, Inc.	(4,247)	(588,209)
		(2,590,571)
Consumer Finance — (0.7)%
SLM Corp.	(52,946)	(590,348)
Containers and Packaging — (1.5)%
AptarGroup, Inc.	(5,806)	(625,539)
Graphic Packaging Holding Co.	(40,104)	(561,857)
		(1,187,396)
Diversified Consumer Services — (0.5)%
Bright Horizons Family Solutions, Inc.	(868)	(102,285)
Service Corp., International	(6,807)	(300,870)
		(403,155)
Diversified Financial Services — (0.8)%
Berkshire Hathaway, Inc., Class B	(3,103)	(664,383)
Diversified Telecommunication Services — (1.2)%
Cellnex Telecom SA	(7,598)	(199,634)
Iliad SA	(585)	(76,412)
Zayo Group Holdings, Inc.	(19,679)	(683,255)
		(959,301)
Electric Utilities — (2.0)%
Alliant Energy Corp.	(13,017)	(554,134)
Duke Energy Corp.	(4,874)	(390,017)

Eversource Energy	(10,183)	(625,644)
		(1,569,795)
Electronic Equipment, Instruments and Components — (1.2)%
Amphenol Corp., Class A	(2,270)	(213,425)
II-VI, Inc.	(15,016)	(710,257)
		(923,682)
Energy Equipment and Services — (1.7)%
Oceaneering International, Inc.	(20,852)	(575,515)
Patterson-UTI Energy, Inc.	(16,529)	(282,811)
Tenaris SA	(27,868)	(466,900)
		(1,325,226)
Entertainment — (0.8)%
Entertainment One Ltd.	(29,561)	(159,205)
Koei Tecmo Holdings Co. Ltd.	(18,600)	(319,877)
Live Nation Entertainment, Inc.	(2,301)	(125,335)
		(604,417)
Equity Real Estate Investment Trusts (REITs) — (3.2)%
American Tower Corp.	(737)	(107,086)
Crown Castle International Corp.	(5,951)	(662,525)
Digital Realty Trust, Inc.	(3,625)	(407,740)
Equinix, Inc.	(1,577)	(682,667)
Invitation Homes, Inc.	(13,622)	(312,080)
Iron Mountain, Inc.	(9,538)	(329,252)
		(2,501,350)
Food and Staples Retailing — (1.0)%
Casey's General Stores, Inc.	(6,048)	(780,857)
PriceSmart, Inc.	(608)	(49,218)
		(830,075)
Food Products — (3.4)%
Archer-Daniels-Midland Co.	(12,476)	(627,169)
Bunge Ltd.	(5,699)	(391,578)
Darling Ingredients, Inc.	(22,638)	(437,366)
Kraft Heinz Co. (The)	(10,712)	(590,338)
Schouw & Co. A/S	(6,541)	(542,801)
Seaboard Corp.	(26)	(96,461)
		(2,685,713)
Health Care Equipment and Supplies — (1.7)%
Avanos Medical, Inc.	(10,163)	(696,166)
Insulet Corp.	(5,830)	(617,688)
		(1,313,854)
Health Care Providers and Services — (2.1)%
Henry Schein, Inc.	(7,883)	(670,292)
LifePoint Health, Inc.	(9,185)	(591,514)
Orpea	(2,892)	(374,054)
		(1,635,860)
Hotels, Restaurants and Leisure — (1.9)%
Caesars Entertainment Corp.	(51,168)	(524,472)
HIS Co. Ltd.	(16,700)	(558,528)

McDonald's Corp.	(2,623)	(438,802)
		(1,521,802)
Household Durables — (2.1)%
Iida Group Holdings Co. Ltd.	(24,400)	(434,012)
Leggett & Platt, Inc.	(16,176)	(708,347)
Mohawk Industries, Inc.	(2,814)	(493,435)
		(1,635,794)
Independent Power and Renewable Electricity Producers — (0.3)%
Ormat Technologies, Inc.	(4,793)	(259,349)
Insurance — (4.5)%
Alleghany Corp.	(109)	(71,126)
American International Group, Inc.	(8,288)	(441,253)
Arch Capital Group Ltd.	(5,400)	(160,974)
Aspen Insurance Holdings Ltd.	(4,928)	(205,990)
Enstar Group Ltd.	(2,755)	(574,417)
Everest Re Group Ltd.	(273)	(62,372)
Markel Corp.	(118)	(140,242)
Marsh & McLennan Cos., Inc.	(6,914)	(571,926)
RLI Corp.	(9,708)	(762,855)
WR Berkley Corp.	(7,460)	(596,278)
		(3,587,433)
Internet and Direct Marketing Retail — (0.4)%
ASOS plc	(934)	(70,145)
Wayfair, Inc., Class A	(1,572)	(232,137)
		(302,282)
IT Services — (3.1)%
Altran Technologies SA	(40,873)	(354,494)
Gartner, Inc.	(4,182)	(662,847)
Global Payments, Inc.	(5,348)	(681,335)
Worldpay, Inc., Class A	(7,448)	(754,259)
		(2,452,935)
Machinery — (3.2)%
Colfax Corp.	(18,564)	(669,418)
Donaldson Co., Inc.	(5,038)	(293,514)
Flowserve Corp.	(9,728)	(532,024)
John Bean Technologies Corp.	(5,216)	(622,269)
Middleby Corp. (The)	(3,036)	(392,706)
		(2,509,931)
Marine — (1.8)%
Kirby Corp.	(4,899)	(402,943)
Mitsui OSK Lines Ltd.	(20,200)	(589,359)
Nippon Yusen KK	(22,200)	(417,544)
		(1,409,846)
Media — (1.7)%
Loral Space & Communications, Inc.	(15,440)	(700,976)
New York Times Co. (The), Class A	(26,975)	(624,471)
		(1,325,447)
Metals and Mining — (2.1)%
Agnico Eagle Mines Ltd.	(6,480)	(221,616)

AMG Advanced Metallurgical Group NV	(9,255)	(429,176)
Dowa Holdings Co. Ltd.	(20,000)	(635,451)
Goldcorp, Inc.	(29,903)	(305,011)
New Gold, Inc.	(113,640)	(90,151)
		(1,681,405)
Mortgage Real Estate Investment Trusts (REITs) — (1.5)%
AGNC Investment Corp.	(32,205)	(599,979)
Starwood Property Trust, Inc.	(28,486)	(613,019)
		(1,212,998)
Multi-Utilities — (0.8)%
Sempra Energy	(5,601)	(637,114)
Oil, Gas and Consumable Fuels — (5.8)%
Callon Petroleum Co.	(31,928)	(382,817)
Cheniere Energy, Inc.	(9,693)	(673,567)
Diamondback Energy, Inc.	(4,548)	(614,844)
PDC Energy, Inc.	(8,205)	(401,717)
SM Energy Co.	(18,614)	(586,899)
Targa Resources Corp.	(13,379)	(753,372)
Williams Cos., Inc. (The)	(20,223)	(549,863)
WPX Energy, Inc.	(31,859)	(641,003)
		(4,604,082)
Personal Products — (0.6)%
Coty, Inc., Class A	(38,820)	(487,579)
Pharmaceuticals — (0.5)%
Aerie Pharmaceuticals, Inc.	(3,217)	(198,006)
Catalent, Inc.	(4,287)	(195,273)
		(393,279)
Professional Services — (1.8)%
DKSH Holding AG	(2,460)	(167,443)
TriNet Group, Inc.	(10,600)	(596,992)
Verisk Analytics, Inc.	(5,722)	(689,787)
		(1,454,222)
Real Estate Management and Development — (1.5)%
Howard Hughes Corp. (The)	(4,711)	(585,200)
Kennedy-Wilson Holdings, Inc.	(27,312)	(587,208)
		(1,172,408)
Road and Rail — (0.9)%
Europcar Mobility Group	(25,999)	(244,206)
Keikyu Corp.	(27,500)	(501,254)
		(745,460)
Semiconductors and Semiconductor Equipment — (1.5)%
ams AG	(7,536)	(421,260)
Cree, Inc.	(15,241)	(577,177)
Monolithic Power Systems, Inc.	(1,796)	(225,452)
		(1,223,889)
Software — (1.2)%
2U, Inc.	(7,424)	(558,210)
Guidewire Software, Inc.	(4,186)	(422,828)
		(981,038)

Specialty Retail — (0.8)%
Kingfisher plc	(22,687)	(76,291)
Monro, Inc.	(8,098)	(563,621)
		(639,912)
Textiles, Apparel and Luxury Goods — (0.2)%
Cie Financiere Richemont SA	(2,076)	(169,228)
Thrifts and Mortgage Finance — (0.8)%
TFS Financial Corp.	(42,232)	(633,902)
Trading Companies and Distributors — (2.3)%
Hanwa Co. Ltd.	(18,400)	(612,146)
NOW, Inc.	(42,603)	(705,080)
SiteOne Landscape Supply, Inc.	(7,236)	(545,160)
		(1,862,386)
Water Utilities — (1.1)%
American Water Works Co., Inc.	(5,781)	(508,554)
Aqua America, Inc.	(9,433)	(348,078)
		(856,632)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $70,710,770)		(73,332,015)
OTHER ASSETS AND LIABILITIES(3) — 95.0%		75,455,926
TOTAL NET ASSETS — 100.0%		$79,425,229

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $16,052,680.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	2,127,288	177,668	—
Air Freight and Logistics	—	514,583	—
Airlines	—	552,162	—
Auto Components	—	127,654	—
Automobiles	—	517,523	—
Chemicals	1,595,591	1,193,583	—

Construction and Engineering	497,153	480,955	—
Diversified Telecommunication Services	—	459,467	—
Energy Equipment and Services	636,645	379,988	—
Entertainment	249,776	464,617	—
Food and Staples Retailing	573,128	192,484	—
Food Products	—	1,067,928	—
Gas Utilities	—	139,729	—
Hotels, Restaurants and Leisure	533,216	403,934	—
Insurance	2,000,243	59,156	—
IT Services	1,144,676	283,859	—
Leisure Products	—	740,638	—
Media	57,852	357,800	—
Metals and Mining	—	1,503,287	—
Oil, Gas and Consumable Fuels	2,938,185	2,680,237	—
Paper and Forest Products	588,343	394,633	—
Pharmaceuticals	642,612	1,279,168	—
Road and Rail	94,943	188,064	—
Semiconductors and Semiconductor Equipment	1,191,916	374,893	—
Technology Hardware, Storage and Peripherals	897,383	402,024	—
Textiles, Apparel and Luxury Goods	1,315,783	107,262	—
Other Industries	41,473,733	—	—
Temporary Cash Investments	100,613	3,598,943	—
	58,659,079	18,642,239	—
Liabilities
Securities Sold Short
Common Stocks
Aerospace and Defense	560,483	465,489	—
Automobiles	—	589,762	—
Banks	4,045,676	739,321	—
Building Products	—	504,907	—
Chemicals	3,690,154	684,014	—
Commercial Services and Supplies	1,318,189	511,021	—
Construction and Engineering	1,816,057	774,514	—
Diversified Telecommunication Services	683,255	276,046	—
Energy Equipment and Services	858,326	466,900	—
Entertainment	125,335	479,082	—
Food Products	2,142,912	542,801	—
Health Care Providers and Services	1,261,806	374,054	—
Hotels, Restaurants and Leisure	963,274	558,528	—
Household Durables	1,201,782	434,012	—
Internet and Direct Marketing Retail	232,137	70,145	—
IT Services	2,098,441	354,494	—
Marine	402,943	1,006,903	—
Metals and Mining	616,778	1,064,627	—
Professional Services	1,286,779	167,443	—
Road and Rail	—	745,460	—
Semiconductors and Semiconductor Equipment	802,629	421,260	—
Specialty Retail	563,621	76,291	—
Textiles, Apparel and Luxury Goods	—	169,228	—
Trading Companies and Distributors	1,250,240	612,146	—
Other Industries	35,322,750	—	—
	61,243,567	12,088,448	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
September 30, 2018

Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 127.8%
Aerospace and Defense — 5.3%
Boeing Co. (The)(1)	9,060	3,369,414
Curtiss-Wright Corp.	7,028	965,788
Lockheed Martin Corp.(1)	6,788	2,348,376
Raytheon Co.(1)	10,225	2,113,098
Teledyne Technologies, Inc.(2)	2,104	519,015
Textron, Inc.	24,832	1,774,743
		11,090,434
Automobiles — 0.5%
Harley-Davidson, Inc.	21,573	977,257
Banks — 9.8%
Bank of America Corp.(1)	136,648	4,025,650
BB&T Corp.	35,736	1,734,625
Citigroup, Inc.	16,028	1,149,849
Fifth Third Bancorp	55,008	1,535,823
First Citizens BancShares, Inc., Class A	1,977	894,158
First Hawaiian, Inc.	9,068	246,287
JPMorgan Chase & Co.(1)	44,488	5,020,026
SunTrust Banks, Inc.	27,047	1,806,469
U.S. Bancorp(1)	41,695	2,201,913
Wells Fargo & Co.(1)	36,707	1,929,320
		20,544,120
Beverages — 0.8%
Constellation Brands, Inc., Class A	5,127	1,105,484
Molson Coors Brewing Co., Class B	8,198	504,177
		1,609,661
Biotechnology — 3.7%
AbbVie, Inc.	18,029	1,705,183
Alexion Pharmaceuticals, Inc.(2)	5,625	781,931
Amgen, Inc.	8,066	1,672,001
Biogen, Inc.(2)	3,253	1,149,318
Celgene Corp.(2)	11,469	1,026,361
Gilead Sciences, Inc.	3,845	296,873
Incyte Corp.(2)	8,680	599,614
Regeneron Pharmaceuticals, Inc.(2)	1,406	568,080
		7,799,361
Capital Markets — 1.5%
Affiliated Managers Group, Inc.	9,083	1,241,828
Evercore, Inc., Class A	17,261	1,735,594
FactSet Research Systems, Inc.	647	144,740
		3,122,162
Chemicals — 1.2%
Huntsman Corp.	13,082	356,223
Olin Corp.	22,072	566,809

Trinseo SA	20,546	1,608,752
		2,531,784
Commercial Services and Supplies — 2.9%
Clean Harbors, Inc.(2)	5,324	381,092
Herman Miller, Inc.	29,113	1,117,939
MSA Safety, Inc.	17,865	1,901,550
Republic Services, Inc.	22,798	1,656,503
Waste Management, Inc.	11,099	1,002,906
		6,059,990
Communications Equipment — 2.4%
Ciena Corp.(2)	27,715	865,817
Cisco Systems, Inc.(1)	71,876	3,496,767
F5 Networks, Inc.(2)	3,298	657,687
		5,020,271
Construction and Engineering — 0.1%
EMCOR Group, Inc.	1,832	137,601
Consumer Finance — 2.7%
American Express Co.(1)	21,205	2,258,121
Discover Financial Services	22,512	1,721,042
Synchrony Financial	57,041	1,772,834
		5,751,997
Containers and Packaging — 0.4%
WestRock Co.	16,667	890,684
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(2)	17,476	842,343
Graham Holdings Co., Class B	2,758	1,597,710
		2,440,053
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(2)	8,408	1,800,237
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	37,869	1,271,641
Verizon Communications, Inc.	4,715	251,734
		1,523,375
Electrical Equipment — 0.8%
Acuity Brands, Inc.	1,319	207,347
Generac Holdings, Inc.(2)	26,019	1,467,732
		1,675,079
Electronic Equipment, Instruments and Components — 0.7%
Zebra Technologies Corp., Class A(2)	8,692	1,537,006
Energy Equipment and Services — 1.5%
Halliburton Co.	49,050	1,987,997
Schlumberger Ltd.	17,911	1,091,138
		3,079,135
Entertainment — 1.3%
Activision Blizzard, Inc.(1)	26,032	2,165,602
Electronic Arts, Inc.(2)	4,589	552,929
		2,718,531
Equity Real Estate Investment Trusts (REITs) — 3.7%
Gaming and Leisure Properties, Inc.	33,271	1,172,803

GEO Group, Inc. (The)	61,846	1,556,045
Host Hotels & Resorts, Inc.	32,946	695,161
Kimco Realty Corp.	25,935	434,152
Park Hotels & Resorts, Inc.	5,914	194,098
PotlatchDeltic Corp.	2,146	87,879
PS Business Parks, Inc.	12,380	1,573,374
Ryman Hospitality Properties, Inc.	6,759	582,423
Select Income REIT	34,677	760,813
Weingarten Realty Investors	21,424	637,578
		7,694,326
Food and Staples Retailing — 1.2%
Performance Food Group Co.(2)	28,990	965,367
United Natural Foods, Inc.(2)	3,811	114,139
US Foods Holding Corp.(2)	47,713	1,470,515
		2,550,021
Food Products — 0.2%
Pinnacle Foods, Inc.	6,609	428,329
Health Care Equipment and Supplies — 6.4%
Abbott Laboratories(1)	39,448	2,893,905
Globus Medical, Inc., Class A(2)	33,867	1,922,291
Haemonetics Corp.(2)	9,284	1,063,761
Hill-Rom Holdings, Inc.	16,859	1,591,490
ICU Medical, Inc.(2)	1,990	562,672
Intuitive Surgical, Inc.(2)	1,064	610,736
Medtronic plc	27,216	2,677,238
STERIS plc	13,758	1,573,915
Varian Medical Systems, Inc.(2)	4,124	461,599
Zimmer Biomet Holdings, Inc.	881	115,825
		13,473,432
Health Care Providers and Services — 3.0%
Cigna Corp.	9,602	1,999,617
Express Scripts Holding Co.(2)	4,414	419,374
UnitedHealth Group, Inc.(1)	14,883	3,959,473
		6,378,464
Health Care Technology — 1.0%
athenahealth, Inc.(2)	2,243	299,665
Cerner Corp.(2)	27,763	1,788,215
		2,087,880
Hotels, Restaurants and Leisure — 0.8%
International Speedway Corp., Class A	5,512	241,426
Las Vegas Sands Corp.	23,082	1,369,455
		1,610,881
Household Durables — 2.5%
Garmin Ltd.	12,180	853,209
KB Home	64,708	1,547,168
NVR, Inc.(2)	591	1,460,243
PulteGroup, Inc.	53,460	1,324,204
		5,184,824

Household Products — 0.1%
Procter & Gamble Co. (The)	1,786	148,649
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	113,880	1,594,320
Industrial Conglomerates — 1.3%
Honeywell International, Inc.(1)	16,216	2,698,342
Insurance — 1.8%
Hartford Financial Services Group, Inc. (The)	33,228	1,660,071
Progressive Corp. (The)(1)	29,692	2,109,320
		3,769,391
Interactive Media and Services — 5.4%
Alphabet, Inc., Class A(1)(2)	5,383	6,497,712
Facebook, Inc., Class A(1)(2)	28,138	4,627,575
Yelp, Inc.(2)	4,531	222,925
		11,348,212
Internet and Direct Marketing Retail — 5.1%
Amazon.com, Inc.(2)	4,302	8,616,906
eBay, Inc.(2)	38,356	1,266,515
Stamps.com, Inc.(2)	4,089	924,932
		10,808,353
IT Services — 4.1%
Accenture plc, Class A	7,118	1,211,484
Akamai Technologies, Inc.(2)	12,497	914,155
International Business Machines Corp.(1)	16,525	2,498,745
LiveRamp Holdings, Inc.(2)	28,674	1,416,782
MAXIMUS, Inc.	1,587	103,250
Syntel, Inc.(2)	5,863	240,266
Visa, Inc., Class A(1)	14,587	2,189,363
		8,574,045
Leisure Products — 0.7%
Brunswick Corp.	22,047	1,477,590
Machinery — 3.8%
Allison Transmission Holdings, Inc.	32,514	1,691,053
Caterpillar, Inc.	4,988	760,620
Oshkosh Corp.	17,922	1,276,764
Parker-Hannifin Corp.	9,601	1,765,912
Pentair plc	23,752	1,029,649
Terex Corp.	34,733	1,386,194
		7,910,192
Media — 0.3%
Comcast Corp., Class A	7,827	277,154
Nexstar Media Group, Inc., Class A	5,594	455,352
		732,506
Metals and Mining — 1.0%
Reliance Steel & Aluminum Co.	6,065	517,284
Steel Dynamics, Inc.	33,948	1,534,110
		2,051,394
Multiline Retail — 1.2%
Kohl's Corp.	23,403	1,744,694

Macy's, Inc.	19,977	693,801
		2,438,495
Oil, Gas and Consumable Fuels — 8.0%
Chevron Corp.(1)	21,227	2,595,637
ConocoPhillips(1)	31,323	2,424,400
Continental Resources, Inc.(2)	25,067	1,711,575
Exxon Mobil Corp.	16,451	1,398,664
HollyFrontier Corp.	25,128	1,756,447
Marathon Petroleum Corp.	22,775	1,821,317
PBF Energy, Inc., Class A	33,366	1,665,297
Phillips 66	16,764	1,889,638
Plains GP Holdings LP, Class A(2)	61,726	1,514,139
		16,777,114
Paper and Forest Products — 0.8%
Domtar Corp.	3,001	156,562
Louisiana-Pacific Corp.	57,600	1,525,824
		1,682,386
Personal Products — 1.6%
Edgewell Personal Care Co.(2)	33,327	1,540,707
Nu Skin Enterprises, Inc., Class A	18,243	1,503,588
USANA Health Sciences, Inc.(2)	2,700	325,485
		3,369,780
Pharmaceuticals — 5.2%
Allergan plc	5,417	1,031,830
Bristol-Myers Squibb Co.	21,470	1,332,858
Eli Lilly & Co.	3,273	351,226
Horizon Pharma plc(2)	23,002	450,379
Jazz Pharmaceuticals plc(2)	2,322	390,398
Johnson & Johnson(1)	18,984	2,623,019
Merck & Co., Inc.	15,761	1,118,085
Pfizer, Inc.(1)	61,084	2,691,972
Zoetis, Inc.	9,643	882,913
		10,872,680
Professional Services — 2.2%
ASGN, Inc.(2)	3,600	284,148
Dun & Bradstreet Corp. (The)	12,376	1,763,704
Insperity, Inc.	8,456	997,385
Robert Half International, Inc.	23,553	1,657,660
		4,702,897
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.	7,628	1,100,873
Road and Rail — 1.3%
CSX Corp.	14,476	1,071,948
Norfolk Southern Corp.	8,952	1,615,836
		2,687,784
Semiconductors and Semiconductor Equipment — 5.2%
Applied Materials, Inc.	20,574	795,185
Broadcom, Inc.	6,927	1,709,099
Cirrus Logic, Inc.(2)	11,643	449,420

Intel Corp.(1)	74,960	3,544,858
KLA-Tencor Corp.	3,985	405,314
Lam Research Corp.	9,978	1,513,663
MKS Instruments, Inc.	3,170	254,075
ON Semiconductor Corp.(2)	42,525	783,736
Qorvo, Inc.(2)	2,722	209,295
QUALCOMM, Inc.	13,802	994,158
Skyworks Solutions, Inc.	1,250	113,388
Texas Instruments, Inc.	2,239	240,222
		11,012,413
Software — 7.7%
Adobe Systems, Inc.(1)(2)	8,267	2,231,677
Cadence Design Systems, Inc.(2)	35,615	1,614,072
Citrix Systems, Inc.(2)	1,676	186,304
Intuit, Inc.	4,702	1,069,235
LogMeIn, Inc.	2,712	241,639
Microsoft Corp.(1)	65,456	7,486,203
Oracle Corp. (New York)	24,688	1,272,913
Synopsys, Inc.(2)	9,628	949,417
Verint Systems, Inc.(2)	11,654	583,865
VMware, Inc., Class A(2)	3,602	562,128
		16,197,453
Specialty Retail — 1.5%
AutoZone, Inc.(2)	2,438	1,891,157
Dick's Sporting Goods, Inc.	8,706	308,889
Foot Locker, Inc.	4,108	209,426
Ross Stores, Inc.	5,465	541,581
Urban Outfitters, Inc.(2)	5,632	230,349
		3,181,402
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.(1)	33,997	7,674,483
HP, Inc.	43,789	1,128,442
Seagate Technology plc	6,101	288,882
Western Digital Corp.	19,144	1,120,690
		10,212,497
Textiles, Apparel and Luxury Goods — 2.7%
Deckers Outdoor Corp.(2)	16,449	1,950,522
Michael Kors Holdings Ltd.(2)	26,262	1,800,523
Ralph Lauren Corp.	7,456	1,025,573
Tapestry, Inc.	16,361	822,467
		5,599,085
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(2)	17,194	760,834
Tobacco — 0.3%
Altria Group, Inc.	11,741	708,100
Trading Companies and Distributors — 1.7%
HD Supply Holdings, Inc.(2)	20,351	870,819
MSC Industrial Direct Co., Inc., Class A	4,274	376,582
United Rentals, Inc.(2)	9,613	1,572,687

W.W. Grainger, Inc.	2,180	779,154
		3,599,242
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(2)	25,321	1,777,028
United States Cellular Corp.(2)	12,186	545,689
		2,322,717
TOTAL COMMON STOCKS (Cost $207,753,311)		268,055,641
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $1,656,715), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $1,626,459)		1,626,188
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $970,869), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $949,083)		949,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,575,188)		2,575,188
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.1% (Cost $210,328,499)		270,630,829
COMMON STOCKS SOLD SHORT — (29.0)%
Aerospace and Defense — (0.7)%
BWX Technologies, Inc.	(23,754)	(1,485,575)
Airlines — (0.6)%
Allegiant Travel Co.	(1,465)	(185,762)
Spirit Airlines, Inc.	(22,341)	(1,049,357)
		(1,235,119)
Auto Components — (0.2)%
Adient plc	(9,489)	(373,013)
Banks — (3.2)%
First Financial Bancorp	(26,811)	(796,287)
Home BancShares, Inc.	(64,100)	(1,403,790)
Pinnacle Financial Partners, Inc.	(24,203)	(1,455,810)
Sterling Bancorp	(66,093)	(1,454,046)
Union Bankshares Corp.	(8,066)	(310,783)
United Bankshares, Inc.	(33,308)	(1,210,746)
		(6,631,462)
Biotechnology — (0.8)%
Alnylam Pharmaceuticals, Inc.	(3,197)	(279,802)
Blueprint Medicines Corp.	(1,348)	(105,225)
Global Blood Therapeutics, Inc.	(10,405)	(395,390)
Sage Therapeutics, Inc.	(2,993)	(422,761)
Sarepta Therapeutics, Inc.	(3,381)	(546,065)
		(1,749,243)
Capital Markets — (0.5)%
Brookfield Asset Management, Inc., Class A	(19,921)	(887,082)
Eaton Vance Corp.	(4,805)	(252,551)
		(1,139,633)
Chemicals — (1.2)%
Ecolab, Inc.	(1,630)	(255,551)
HB Fuller Co.	(6,979)	(360,605)
Mosaic Co. (The)	(30,856)	(1,002,203)

Valvoline, Inc.	(42,967)	(924,220)
		(2,542,579)
Commercial Services and Supplies — (0.7)%
Covanta Holding Corp.	(31,239)	(507,634)
Healthcare Services Group, Inc.	(22,774)	(925,080)
		(1,432,714)
Construction and Engineering — (1.0)%
Fluor Corp.	(17,469)	(1,014,949)
Granite Construction, Inc.	(5,316)	(242,941)
MasTec, Inc.	(19,572)	(873,890)
		(2,131,780)
Consumer Finance — (0.7)%
SLM Corp.	(125,446)	(1,398,723)
Containers and Packaging — (0.6)%
AptarGroup, Inc.	(4,269)	(459,942)
Graphic Packaging Holding Co.	(53,308)	(746,845)
		(1,206,787)
Distributors — (0.1)%
Core-Mark Holding Co., Inc.	(7,327)	(248,825)
Diversified Consumer Services — (0.1)%
Bright Horizons Family Solutions, Inc.	(1,102)	(129,860)
Diversified Telecommunication Services — (0.6)%
Zayo Group Holdings, Inc.	(35,611)	(1,236,414)
Electronic Equipment, Instruments and Components — (0.8)%
II-VI, Inc.	(34,895)	(1,650,533)
Energy Equipment and Services — (0.4)%
Oceaneering International, Inc.	(4,320)	(119,232)
Patterson-UTI Energy, Inc.	(43,777)	(749,024)
		(868,256)
Food and Staples Retailing — (0.2)%
Casey's General Stores, Inc.	(3,243)	(418,704)
Health Care Equipment and Supplies — (1.2)%
Avanos Medical, Inc.	(27,986)	(1,917,041)
Insulet Corp.	(5,130)	(543,523)
		(2,460,564)
Health Care Providers and Services — (0.7)%
Henry Schein, Inc.	(13,349)	(1,135,065)
LifePoint Health, Inc.	(5,702)	(367,209)
		(1,502,274)
Hotels, Restaurants and Leisure — (0.3)%
Caesars Entertainment Corp.	(68,591)	(703,058)
Household Durables — (0.7)%
Leggett & Platt, Inc.	(33,151)	(1,451,682)
Independent Power and Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	(6,711)	(363,132)
Insurance — (0.1)%
RLI Corp.	(4,036)	(317,149)
IT Services — (1.0)%
Gartner, Inc.	(11,293)	(1,789,941)

Worldpay, Inc., Class A	(3,831)	(387,965)
		(2,177,906)
Leisure Products — (0.1)%
Mattel, Inc.	(12,899)	(202,514)
Machinery — (2.1)%
Colfax Corp.	(46,817)	(1,688,221)
Flowserve Corp.	(15,939)	(871,704)
John Bean Technologies Corp.	(7,248)	(864,686)
Middleby Corp. (The)	(3,267)	(422,587)
Trinity Industries, Inc.	(14,758)	(540,733)
		(4,387,931)
Marine — (0.2)%
Kirby Corp.	(5,346)	(439,708)
Media — (0.1)%
Loral Space & Communications, Inc.	(7,137)	(324,020)
Metals and Mining — (0.1)%
New Gold, Inc.	(205,384)	(162,931)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Starwood Property Trust, Inc.	(10,519)	(226,369)
Oil, Gas and Consumable Fuels — (3.4)%
Cheniere Energy, Inc.	(18,281)	(1,270,347)
QEP Resources, Inc.	(25,542)	(289,135)
SM Energy Co.	(66,491)	(2,096,461)
Targa Resources Corp.	(31,673)	(1,783,507)
WPX Energy, Inc.	(80,183)	(1,613,282)
		(7,052,732)
Personal Products — (0.4)%
Coty, Inc., Class A	(63,264)	(794,596)
Professional Services — (0.1)%
TriNet Group, Inc.	(2,533)	(142,659)
Real Estate Management and Development — (1.2)%
Howard Hughes Corp. (The)	(10,069)	(1,250,771)
Kennedy-Wilson Holdings, Inc.	(56,965)	(1,224,748)
		(2,475,519)
Semiconductors and Semiconductor Equipment — (0.6)%
Cree, Inc.	(34,422)	(1,303,561)
Software — (1.3)%
2U, Inc.	(21,226)	(1,595,983)
Guidewire Software, Inc.	(11,584)	(1,170,100)
		(2,766,083)
Specialty Retail — (0.7)%
Monro, Inc.	(20,053)	(1,395,689)
Thrifts and Mortgage Finance — (0.2)%
TFS Financial Corp.	(27,519)	(413,060)
Trading Companies and Distributors — (1.4)%
NOW, Inc.	(89,382)	(1,479,272)
SiteOne Landscape Supply, Inc.	(20,258)	(1,526,238)
		(3,005,510)

Water Utilities — (0.4)%
Aqua America, Inc.	(20,959)	(773,387)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $56,701,246)		(60,721,254)
OTHER ASSETS AND LIABILITIES — (0.1)%		(206,906)
TOTAL NET ASSETS — 100.0%		$209,702,669

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $75,730,719.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	268,055,641	—	—
Temporary Cash Investments	—	2,575,188	—
	268,055,641	2,575,188	—
Liabilities
Securities Sold Short
Common Stocks	60,721,254	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2018

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.0%
Aerospace and Defense — 5.8%
Astronics Corp.(1)	4,027	175,175
Boeing Co. (The)	42,978	15,983,518
Lockheed Martin Corp.	27,353	9,463,044
Raytheon Co.	38,709	7,999,602
Textron, Inc.	75,913	5,425,502
		39,046,841
Auto Components†
Stoneridge, Inc.(1)	1,968	58,489
Banks — 0.4%
Central Pacific Financial Corp.	90,965	2,404,205
Beverages — 1.1%
Coca-Cola Co. (The)	9,897	457,142
Constellation Brands, Inc., Class A	30,723	6,624,493
PepsiCo, Inc.	5,552	620,714
		7,702,349
Biotechnology — 6.6%
AbbVie, Inc.	131,161	12,405,207
Alexion Pharmaceuticals, Inc.(1)	49,112	6,827,059
Amgen, Inc.	44,463	9,216,735
Biogen, Inc.(1)	26,890	9,500,506
Celgene Corp.(1)	28,879	2,584,382
Genomic Health, Inc.(1)	14,345	1,007,306
Incyte Corp.(1)	39,888	2,755,463
		44,296,658
Building Products†
Continental Building Products, Inc.(1)	2,548	95,677
Capital Markets — 0.3%
BGC Partners, Inc., Class A	11,855	140,126
Cboe Global Markets, Inc.	22,341	2,143,842
		2,283,968
Chemicals — 0.4%
Kraton Corp.(1)	47,871	2,257,118
Scotts Miracle-Gro Co. (The)	2,450	192,888
Trinseo SA	2,456	192,305
		2,642,311
Commercial Services and Supplies — 1.3%
MSA Safety, Inc.	39,847	4,241,314
Republic Services, Inc.	58,627	4,259,838
		8,501,152
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	21,190	5,633,573
Consumer Finance — 1.4%
Discover Financial Services	56,691	4,334,027

Synchrony Financial	168,546	5,238,410
		9,572,437
Diversified Consumer Services — 0.9%
Cambium Learning Group, Inc.(1)	29,223	346,000
Grand Canyon Education, Inc.(1)	22,238	2,508,446
H&R Block, Inc.	136,194	3,506,996
		6,361,442
Diversified Telecommunication Services†
Vonage Holdings Corp.(1)	506	7,165
Electrical Equipment — 0.2%
AMETEK, Inc.	14,473	1,145,104
Electronic Equipment, Instruments and Components — 0.6%
FLIR Systems, Inc.	60,788	3,736,638
Vishay Precision Group, Inc.(1)	6,781	253,610
		3,990,248
Energy Equipment and Services — 1.1%
Halliburton Co.	176,168	7,140,089
Entertainment — 2.2%
Activision Blizzard, Inc.	63,072	5,246,960
Electronic Arts, Inc.(1)	60,103	7,241,810
Netflix, Inc.(1)	5,676	2,123,562
		14,612,332
Equity Real Estate Investment Trusts (REITs) — 0.4%
PS Business Parks, Inc.	20,758	2,638,134
Food and Staples Retailing — 0.7%
US Foods Holding Corp.(1)	143,752	4,430,437
Walgreens Boots Alliance, Inc.	557	40,605
		4,471,042
Health Care Equipment and Supplies — 2.1%
CONMED Corp.	9,076	719,001
Haemonetics Corp.(1)	21,179	2,426,690
ICU Medical, Inc.(1)	15,365	4,344,454
Integer Holdings Corp.(1)	16,106	1,335,992
Intuitive Surgical, Inc.(1)	9,807	5,629,218
		14,455,355
Health Care Providers and Services — 4.7%
Cigna Corp.	29,978	6,242,918
Express Scripts Holding Co.(1)	4,279	406,548
Tivity Health, Inc.(1)	53,511	1,720,379
UnitedHealth Group, Inc.	71,203	18,942,846
WellCare Health Plans, Inc.(1)	13,422	4,301,617
		31,614,308
Health Care Technology — 0.1%
athenahealth, Inc.(1)	2,205	294,588
HealthStream, Inc.	22,382	694,066
		988,654
Hotels, Restaurants and Leisure — 0.9%
Las Vegas Sands Corp.	92,596	5,493,721

Ruth's Hospitality Group, Inc.	8,338	263,064
		5,756,785
Household Durables — 0.7%
NVR, Inc.(1)	255	630,054
PulteGroup, Inc.	172,419	4,270,819
		4,900,873
Insurance — 1.1%
Progressive Corp. (The)	105,927	7,525,054
Interactive Media and Services — 9.8%
Alphabet, Inc., Class A(1)	33,649	40,617,035
Facebook, Inc., Class A(1)	149,267	24,548,451
QuinStreet, Inc.(1)	53,222	722,222
		65,887,708
Internet and Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)	19,660	39,378,980
Booking Holdings, Inc.(1)	65	128,960
eBay, Inc.(1)	85,318	2,817,201
Nutrisystem, Inc.	54,667	2,025,412
Stamps.com, Inc.(1)	1,830	413,946
		44,764,499
IT Services — 6.0%
Accenture plc, Class A	36,945	6,288,039
CSG Systems International, Inc.	22,937	920,691
Fidelity National Information Services, Inc.	3,294	359,277
International Business Machines Corp.	60,507	9,149,263
MasterCard, Inc., Class A	13,355	2,972,957
MAXIMUS, Inc.	2,033	132,267
Unisys Corp.(1)	69,106	1,409,762
Visa, Inc., Class A	129,504	19,437,255
		40,669,511
Leisure Products†
MCBC Holdings, Inc.(1)	4,765	170,968
Machinery — 0.8%
Caterpillar, Inc.	15,944	2,431,301
Hyster-Yale Materials Handling, Inc.	1,315	80,912
Lydall, Inc.(1)	2,290	98,699
Parker-Hannifin Corp.	13,336	2,452,890
		5,063,802
Media — 0.3%
Entravision Communications Corp., Class A	202,672	993,093
tronc, Inc.(1)	5,599	91,432
Walt Disney Co. (The)	9,207	1,076,666
		2,161,191
Oil, Gas and Consumable Fuels — 1.3%
Continental Resources, Inc.(1)	85,318	5,825,513
EOG Resources, Inc.	25,482	3,250,739
		9,076,252
Personal Products — 0.6%
Medifast, Inc.	19,542	4,329,530

Pharmaceuticals — 3.9%
Allergan plc	27,127	5,167,151
Bristol-Myers Squibb Co.	131,105	8,138,998
Eli Lilly & Co.	53,667	5,759,006
Zoetis, Inc.	83,024	7,601,678
		26,666,833
Professional Services — 1.8%
ASGN, Inc.(1)	3,438	271,361
BG Staffing, Inc.	23,696	644,531
Insperity, Inc.	27,617	3,257,425
Kforce, Inc.	34,969	1,314,835
Robert Half International, Inc.	90,498	6,369,249
TrueBlue, Inc.(1)	6,234	162,396
		12,019,797
Real Estate Management and Development†
Newmark Group, Inc., Class A	9,198	102,926
Road and Rail — 0.3%
ArcBest Corp.	40,236	1,953,458
Semiconductors and Semiconductor Equipment — 4.2%
Analog Devices, Inc.	27,207	2,515,559
Broadcom, Inc.	29,260	7,219,320
Cypress Semiconductor Corp.	142,239	2,061,043
Intel Corp.	98,682	4,666,672
Micron Technology, Inc.(1)	20,923	946,347
MKS Instruments, Inc.	56,907	4,561,096
NVIDIA Corp.	10,309	2,897,035
ON Semiconductor Corp.(1)	110,630	2,038,911
Qorvo, Inc.(1)	5,986	460,264
Texas Instruments, Inc.	8,894	954,237
		28,320,484
Software — 11.8%
Adobe Systems, Inc.(1)	50,705	13,687,815
Cadence Design Systems, Inc.(1)	129,792	5,882,173
Intuit, Inc.	15,702	3,570,635
LogMeIn, Inc.	42,607	3,796,284
Microsoft Corp.	338,642	38,730,486
Progress Software Corp.	34,381	1,213,305
salesforce.com, Inc.(1)	15,256	2,426,162
Ultimate Software Group, Inc. (The)(1)	15,848	5,106,067
VMware, Inc., Class A(1)	34,201	5,337,408
		79,750,335
Specialty Retail — 5.0%
Asbury Automotive Group, Inc.(1)	70,443	4,842,956
AutoZone, Inc.(1)	8,522	6,610,515
Burlington Stores, Inc.(1)	36,701	5,979,327
Home Depot, Inc. (The)	31,273	6,478,202
Ross Stores, Inc.	79,541	7,882,513
Tailored Brands, Inc.	75,718	1,907,337
		33,700,850

Technology Hardware, Storage and Peripherals — 9.4%
Apple, Inc.	231,869	52,342,108
Immersion Corp.(1)	39,529	417,821
NetApp, Inc.	70,474	6,053,012
Western Digital Corp.	83,920	4,912,677
		63,725,618
Textiles, Apparel and Luxury Goods — 2.9%
Columbia Sportswear Co.	31,054	2,890,196
Deckers Outdoor Corp.(1)	44,571	5,285,229
Michael Kors Holdings Ltd.(1)	78,065	5,352,136
Movado Group, Inc.	4,823	202,084
Oxford Industries, Inc.	5,306	478,601
Tapestry, Inc.	111,328	5,596,459
		19,804,705
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	45,285	2,003,861
Merchants Bancorp	7,239	184,015
WMIH Corp.(1)	27,150	37,739
		2,225,615
Tobacco — 0.2%
Altria Group, Inc.	18,544	1,118,389
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(1)	93,355	6,551,654
TOTAL COMMON STOCKS (Cost $471,009,510)		675,908,370
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $342,372), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $336,120)		336,063
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $203,646), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $196,017)		196,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	871	871
TOTAL TEMPORARY CASH INVESTMENTS (Cost $532,934)		532,934
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $471,542,444)		676,441,304
OTHER ASSETS AND LIABILITIES — (0.1)%		(464,058)
TOTAL NET ASSETS — 100.0%		$675,977,246

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	675,908,370	—	—
Temporary Cash Investments	871	532,063	—
	675,909,241	532,063	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2018

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 4.8%
Boeing Co. (The)	121,066	45,024,445
Curtiss-Wright Corp.	59,016	8,109,979
Lockheed Martin Corp.	107,572	37,215,609
Raytheon Co.	158,307	32,715,725
Teledyne Technologies, Inc.(1)	13,621	3,360,028
Textron, Inc.	392,644	28,062,267
		154,488,053
Banks — 6.8%
Bank of America Corp.	1,905,207	56,127,398
BB&T Corp.	84,194	4,086,777
Citigroup, Inc.	7,820	561,007
Fifth Third Bancorp	32,973	920,606
JPMorgan Chase & Co.	701,329	79,137,964
SunTrust Banks, Inc.	381,883	25,505,966
U.S. Bancorp	621,122	32,801,453
Wells Fargo & Co.	394,691	20,744,959
		219,886,130
Beverages — 0.9%
Constellation Brands, Inc., Class A	138,064	29,769,360
Biotechnology — 4.6%
AbbVie, Inc.	383,224	36,245,326
Alexion Pharmaceuticals, Inc.(1)	71,495	9,938,520
Amgen, Inc.	233,310	48,362,830
Biogen, Inc.(1)	110,723	39,119,543
Celgene Corp.(1)	162,444	14,537,113
		148,203,332
Capital Markets — 0.8%
Affiliated Managers Group, Inc.	37,963	5,190,302
Evercore, Inc., Class A	212,286	21,345,357
		26,535,659
Chemicals — 0.1%
Trinseo SA	31,109	2,435,835
Commercial Services and Supplies — 2.1%
Clean Harbors, Inc.(1)	22,933	1,641,544
MSA Safety, Inc.	93,449	9,946,711
Republic Services, Inc.	358,089	26,018,747
Waste Management, Inc.	317,949	28,729,872
		66,336,874
Communications Equipment — 1.8%
Cisco Systems, Inc.	1,189,928	57,889,997
Consumer Finance — 2.6%
American Express Co.	303,716	32,342,717
Discover Financial Services	356,564	27,259,318

Synchrony Financial	801,917	24,923,580
		84,525,615
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	6,877	3,983,846
H&R Block, Inc.	983,256	25,318,842
		29,302,688
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	135,018	28,908,704
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	254,026	8,530,193
Verizon Communications, Inc.	59,557	3,179,748
		11,709,941
Electric Utilities — 0.2%
OGE Energy Corp.	153,662	5,581,004
Electrical Equipment — 0.1%
Generac Holdings, Inc.(1)	48,604	2,741,752
Energy Equipment and Services — 0.9%
Halliburton Co.	735,266	29,800,331
Entertainment — 0.9%
Electronic Arts, Inc.(1)	249,650	30,080,328
Equity Real Estate Investment Trusts (REITs) — 3.7%
Gaming and Leisure Properties, Inc.	381,234	13,438,498
Highwoods Properties, Inc.	80,377	3,798,617
Host Hotels & Resorts, Inc.	590,134	12,451,827
Kimco Realty Corp.	852,514	14,271,084
Life Storage, Inc.	22,658	2,156,135
Park Hotels & Resorts, Inc.	597,761	19,618,516
PotlatchDeltic Corp.	387,426	15,865,095
PS Business Parks, Inc.	41,051	5,217,172
Senior Housing Properties Trust	117,010	2,054,696
Weingarten Realty Investors	249,736	7,432,143
Weyerhaeuser Co.	694,525	22,412,322
		118,716,105
Food and Staples Retailing — 0.7%
US Foods Holding Corp.(1)	735,963	22,682,380
Food Products — 0.6%
Conagra Brands, Inc.	65,055	2,209,918
Mondelez International, Inc., Class A	222,114	9,542,018
Pinnacle Foods, Inc.	122,089	7,912,588
		19,664,524
Health Care Equipment and Supplies — 5.0%
Abbott Laboratories	606,811	44,515,655
Haemonetics Corp.(1)	112,192	12,854,959
Hill-Rom Holdings, Inc.	133,160	12,570,304
Intuitive Surgical, Inc.(1)	59,164	33,960,136
Medtronic plc	369,954	36,392,375
STERIS plc	95,393	10,912,959
Varian Medical Systems, Inc.(1)	83,275	9,320,971
		160,527,359

Health Care Providers and Services — 2.2%
Cigna Corp.	33,341	6,943,263
Express Scripts Holding Co.(1)	69,876	6,638,919
UnitedHealth Group, Inc.	216,227	57,525,031
		71,107,213
Health Care Technology — 0.7%
Cerner Corp.(1)	359,923	23,182,640
Hotels, Restaurants and Leisure — 0.6%
Las Vegas Sands Corp.	343,075	20,354,640
Household Durables — 0.6%
Garmin Ltd.	44,805	3,138,590
NVR, Inc.(1)	5,304	13,105,123
PulteGroup, Inc.	109,793	2,719,573
		18,963,286
Household Products — 0.1%
Procter & Gamble Co. (The)	24,787	2,063,022
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	234,624	39,041,434
Insurance — 2.0%
Hartford Financial Services Group, Inc. (The)	519,410	25,949,724
Progressive Corp. (The)	443,240	31,487,769
Torchmark Corp.	77,193	6,691,861
		64,129,354
Interactive Media and Services — 6.1%
Alphabet, Inc., Class A(1)	102,753	124,031,091
Facebook, Inc., Class A(1)	446,532	73,436,653
		197,467,744
Internet and Direct Marketing Retail — 4.3%
Amazon.com, Inc.(1)	65,025	130,245,075
eBay, Inc.(1)	287,312	9,487,042
		139,732,117
IT Services — 3.0%
Akamai Technologies, Inc.(1)	83,677	6,120,972
DXC Technology Co.	39,136	3,659,999
International Business Machines Corp.	275,281	41,625,240
Jack Henry & Associates, Inc.	29,575	4,734,366
MAXIMUS, Inc.	60,865	3,959,877
Teradata Corp.(1)	29,658	1,118,403
Visa, Inc., Class A	226,390	33,978,875
		95,197,732
Leisure Products†
Brunswick Corp.	15,972	1,070,443
Machinery — 2.1%
Caterpillar, Inc.	247,447	37,733,193
Oshkosh Corp.	161,805	11,526,988
Parker-Hannifin Corp.	91,575	16,843,390
		66,103,571
Media — 0.2%
CBS Corp., Class B	108,147	6,213,045

John Wiley & Sons, Inc., Class A	19,954	1,209,212
		7,422,257
Multi-Utilities†
NorthWestern Corp.	19,104	1,120,641
Multiline Retail — 1.5%
Kohl's Corp.	387,652	28,899,457
Macy's, Inc.	589,414	20,470,348
		49,369,805
Oil, Gas and Consumable Fuels — 6.3%
Chevron Corp.	451,535	55,213,700
ConocoPhillips	457,508	35,411,119
Exxon Mobil Corp.	249,915	21,247,773
HollyFrontier Corp.	343,925	24,040,357
Marathon Petroleum Corp.	414,177	33,121,735
PBF Energy, Inc., Class A	67,849	3,386,344
Phillips 66	261,246	29,447,649
		201,868,677
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.	334,784	8,868,428
Personal Products — 0.5%
Edgewell Personal Care Co.(1)	380,046	17,569,527
Pharmaceuticals — 4.5%
Allergan plc	145,997	27,809,509
Bristol-Myers Squibb Co.	341,374	21,192,498
Johnson & Johnson	178,922	24,721,653
Merck & Co., Inc.	15,566	1,104,252
Pfizer, Inc.	1,490,471	65,685,057
Zoetis, Inc.	47,181	4,319,892
		144,832,861
Professional Services — 0.9%
Dun & Bradstreet Corp. (The)	25,159	3,585,409
Robert Half International, Inc.	358,752	25,248,966
		28,834,375
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.	119,681	17,272,362
Road and Rail — 0.5%
Norfolk Southern Corp.	89,776	16,204,568
Semiconductors and Semiconductor Equipment — 4.7%
Applied Materials, Inc.	436,369	16,865,662
Broadcom, Inc.	113,997	28,126,480
Intel Corp.	1,100,151	52,026,141
Lam Research Corp.	156,166	23,690,382
QUALCOMM, Inc.	250,795	18,064,764
Skyworks Solutions, Inc.	139,565	12,659,941
		151,433,370
Software — 7.6%
Adobe Systems, Inc.(1)	172,934	46,683,533
CDK Global, Inc.	26,205	1,639,385
Intuit, Inc.	12,383	2,815,894

LogMeIn, Inc.	75,597	6,735,693
Microsoft Corp.	1,243,146	142,178,608
Oracle Corp. (New York)	411,361	21,209,773
VMware, Inc., Class A(1)	154,584	24,124,379
		245,387,265
Specialty Retail — 1.9%
AutoZone, Inc.(1)	37,456	29,054,619
Ross Stores, Inc.	325,266	32,233,861
		61,288,480
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	521,306	117,679,617
Seagate Technology plc	198,263	9,387,753
Western Digital Corp.	148,930	8,718,362
		135,785,732
Textiles, Apparel and Luxury Goods — 2.6%
Deckers Outdoor Corp.(1)	247,278	29,322,225
Michael Kors Holdings Ltd.(1)	385,637	26,439,273
Tapestry, Inc.	543,485	27,320,991
		83,082,489
Tobacco — 0.8%
Altria Group, Inc.	450,696	27,181,476
Trading Companies and Distributors — 0.2%
United Rentals, Inc.(1)	35,008	5,727,309
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.(1)	162,347	11,393,512
TOTAL COMMON STOCKS (Cost $2,318,086,667)		3,202,842,301
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $14,674,868), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $14,406,866)		14,404,465
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $8,576,796), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $8,408,736)		8,408,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	78,185	78,185
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,890,650)		22,890,650
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,340,977,317)		3,225,732,951
OTHER ASSETS AND LIABILITIES†		1,503,417
TOTAL NET ASSETS — 100.0%		$3,227,236,368

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,202,842,301	—	—
Temporary Cash Investments	78,185	22,812,465	—
	3,202,920,486	22,812,465	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
September 30, 2018

Global Gold - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.4%
Australia — 15.1%
Evolution Mining Ltd.	4,061,500	7,780,016
Gold Road Resources Ltd.(1)	5,909,090	2,904,542
Newcrest Mining Ltd.	913,213	12,812,851
Northern Star Resources Ltd.	1,541,200	9,246,667
OZ Minerals Ltd.	134,200	905,070
Regis Resources Ltd.	2,229,000	5,993,785
Saracen Mineral Holdings Ltd.(1)	2,439,000	3,288,053
St. Barbara Ltd.	2,207,400	5,568,710
		48,499,694
Canada — 51.1%
Agnico Eagle Mines Ltd.	107,566	3,674,224
Agnico Eagle Mines Ltd. (New York)	240,700	8,231,940
Alamos Gold, Inc., Class A (New York)	546,000	2,517,060
B2Gold Corp. (New York)(1)	684,500	1,574,350
Barrick Gold Corp.	2,249,612	24,925,701
Centerra Gold, Inc.(1)	1,094,300	4,363,136
Continental Gold, Inc.(1)	270,400	550,576
Detour Gold Corp.(1)	357,901	2,892,801
Fortuna Silver Mines, Inc.(1)	829,600	3,625,352
Franco-Nevada Corp.	151,893	9,501,765
Franco-Nevada Corp. (New York)	282,500	17,670,375
GoGold Resources, Inc.(1)	5,526,925	1,412,058
Goldcorp, Inc.	491,376	5,006,394
Goldcorp, Inc. (New York)	618,800	6,311,760
Guyana Goldfields, Inc.(1)	721,621	1,592,242
IAMGOLD Corp. (New York)(1)	1,565,700	5,761,776
Kinross Gold Corp. (New York)(1)	2,059,057	5,559,454
Kirkland Lake Gold Ltd.	663,300	12,571,195
Lucara Diamond Corp.	357,700	598,174
OceanaGold Corp.	1,179,253	3,560,629
Orezone Gold Corp.(1)	5,400,000	2,550,227
Pan American Silver Corp. (NASDAQ)	439,000	6,479,640
Premier Gold Mines Ltd.(1)	339,100	459,432
Pretium Resources, Inc.(1)	454,600	3,459,506
Roxgold, Inc.(1)	2,860,300	1,815,853
Sandstorm Gold Ltd.(1)	345,000	1,284,752
Sandstorm Gold Ltd. (New York)(1)	259,700	968,681
SEMAFO, Inc.(1)	516,100	1,214,682
Silvercorp Metals, Inc.	584,900	1,430,948
SSR Mining, Inc.(1)	198,600	1,729,806
Wheaton Precious Metals Corp.	926,900	16,220,750
Yamana Gold, Inc. (New York)	1,705,981	4,247,893
		163,763,132

China — 1.4%
Zijin Mining Group Co. Ltd., H Shares	11,750,000	4,517,874
Peru — 2.4%
Cia de Minas Buenaventura SAA ADR	578,500	7,757,685
Russia — 0.4%
Alrosa PJSC	747,600	1,218,664
South Africa — 4.5%
Anglo American Platinum Ltd.	31,600	1,032,384
AngloGold Ashanti Ltd.	225,302	1,950,108
AngloGold Ashanti Ltd. ADR	528,476	4,534,324
Gold Fields Ltd.	1,638,310	3,942,487
Gold Fields Ltd. ADR	1,181,100	2,858,262
		14,317,565
United Kingdom — 6.4%
Centamin plc	2,331,000	3,226,596
Randgold Resources Ltd. ADR	244,400	17,242,420
		20,469,016
United States — 15.1%
Newmont Mining Corp.	1,190,614	35,956,543
Royal Gold, Inc.	159,121	12,261,864
		48,218,407
TOTAL COMMON STOCKS (Cost $276,535,093)		308,762,037
EXCHANGE-TRADED FUNDS — 2.0%
VanEck Vectors Gold Miners ETF	205,700	3,809,564
VanEck Vectors Junior Gold Miners ETF	92,000	2,517,120
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,112,696)		6,326,684
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $2,541,194), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $2,494,785)		2,494,369
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,487,087), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $1,456,127)		1,456,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,950,369)		3,950,369
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $287,598,158)		319,039,090
OTHER ASSETS AND LIABILITIES — 0.4%		1,229,399
TOTAL NET ASSETS — 100.0%		$320,268,489

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	48,499,694	—
Canada	109,284,044	54,479,088	—
China	—	4,517,874	—
Russia	—	1,218,664	—
South Africa	7,392,586	6,924,979	—
United Kingdom	17,242,420	3,226,596	—
Other Countries	55,976,092	—	—
Exchange-Traded Funds	6,326,684	—	—
Temporary Cash Investments	—	3,950,369	—
	196,221,826	122,817,264	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
September 30, 2018

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 3.8%
Boeing Co. (The)	101,297	37,672,355
Lockheed Martin Corp.	78,570	27,182,077
Raytheon Co.	112,573	23,264,336
		88,118,768
Auto Components — 0.2%
Magna International, Inc.	78,867	4,142,883
Automobiles — 0.8%
Harley-Davidson, Inc.	418,048	18,937,574
Banks — 6.8%
Bank of America Corp.	920,361	27,113,835
BB&T Corp.	331,295	16,081,059
JPMorgan Chase & Co.	477,395	53,869,252
SunTrust Banks, Inc.	212,177	14,171,302
U.S. Bancorp	459,972	24,291,121
Wells Fargo & Co.	420,959	22,125,605
		157,652,174
Beverages†
Constellation Brands, Inc., Class A	3,746	807,713
Biotechnology — 3.9%
AbbVie, Inc.	329,593	31,172,906
Amgen, Inc.	165,317	34,268,561
Biogen, Inc.(1)	70,713	24,983,610
		90,425,077
Capital Markets — 0.5%
Affiliated Managers Group, Inc.	38,940	5,323,877
FactSet Research Systems, Inc.	33,743	7,548,646
		12,872,523
Chemicals — 1.3%
LyondellBasell Industries NV, Class A	187,586	19,229,441
Praxair, Inc.	66,808	10,738,050
		29,967,491
Commercial Services and Supplies — 1.5%
Republic Services, Inc.	214,753	15,603,953
Waste Management, Inc.	224,722	20,305,880
		35,909,833
Communications Equipment — 1.8%
Cisco Systems, Inc.	847,906	41,250,627
Consumer Finance — 1.6%
Discover Financial Services	266,951	20,408,404
Synchrony Financial	569,387	17,696,548
		38,104,952
Containers and Packaging — 0.8%
WestRock Co.	342,062	18,279,793

Diversified Consumer Services — 0.8%
H&R Block, Inc.	718,113	18,491,410
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	85,040	18,207,914
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	1,228,575	41,255,549
Verizon Communications, Inc.	609,154	32,522,732
		73,778,281
Electric Utilities — 0.7%
OGE Energy Corp.	463,495	16,834,138
Electronic Equipment, Instruments and Components — 0.8%
National Instruments Corp.	391,263	18,909,741
Energy Equipment and Services — 2.0%
Halliburton Co.	518,098	20,998,512
Schlumberger Ltd.	407,622	24,832,332
		45,830,844
Entertainment — 0.1%
Activision Blizzard, Inc.	38,961	3,241,166
Equity Real Estate Investment Trusts (REITs) — 5.0%
Apple Hospitality REIT, Inc.	570,778	9,982,907
Brixmor Property Group, Inc.	96,516	1,689,995
Hospitality Properties Trust	236,895	6,832,052
Kimco Realty Corp.	1,073,491	17,970,239
Park Hotels & Resorts, Inc.	345,149	11,327,790
Select Income REIT	616,925	13,535,335
Senior Housing Properties Trust	957,309	16,810,346
Tanger Factory Outlet Centers, Inc.	399,491	9,140,354
VEREIT, Inc.	1,636,829	11,883,379
Weingarten Realty Investors	339,918	10,115,960
Weyerhaeuser Co.	135,249	4,364,485
WP Carey, Inc.	43,007	2,765,780
		116,418,622
Food Products — 0.7%
Hershey Co. (The)	54,801	5,589,702
Mondelez International, Inc., Class A	258,216	11,092,959
		16,682,661
Health Care Equipment and Supplies — 2.5%
Abbott Laboratories	368,136	27,006,457
Medtronic plc	306,826	30,182,474
		57,188,931
Health Care Providers and Services — 1.8%
Cigna Corp.	13,052	2,718,079
CVS Health Corp.	98,826	7,779,582
UnitedHealth Group, Inc.	117,419	31,238,151
		41,735,812
Hotels, Restaurants and Leisure — 0.7%
Las Vegas Sands Corp.	284,726	16,892,794
Household Durables — 0.9%
Garmin Ltd.	285,494	19,998,855

Household Products — 1.0%
Kimberly-Clark Corp.	200,408	22,774,365
Procter & Gamble Co. (The)	17,586	1,463,683
		24,238,048
Industrial Conglomerates — 1.3%
3M Co.	61,185	12,892,291
Honeywell International, Inc.	110,486	18,384,871
		31,277,162
Insurance — 2.7%
First American Financial Corp.	139,011	7,171,578
Hartford Financial Services Group, Inc. (The)	374,902	18,730,104
MetLife, Inc.	277,838	12,980,591
Progressive Corp. (The)	337,551	23,979,623
		62,861,896
Interactive Media and Services — 4.2%
Alphabet, Inc., Class A(1)	62,872	75,891,534
Facebook, Inc., Class A(1)	132,941	21,863,477
		97,755,011
Internet and Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)	26,544	53,167,632
IT Services — 2.2%
Accenture plc, Class A	7,698	1,310,200
International Business Machines Corp.	200,458	30,311,254
MAXIMUS, Inc.	86,973	5,658,463
Visa, Inc., Class A	88,127	13,226,982
		50,506,899
Machinery — 2.4%
Caterpillar, Inc.	187,821	28,640,824
Ingersoll-Rand plc	72,627	7,429,742
Parker-Hannifin Corp.	112,901	20,765,881
		56,836,447
Metals and Mining — 0.2%
Nucor Corp.	6,729	426,955
Reliance Steel & Aluminum Co.	40,514	3,455,439
		3,882,394
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Chimera Investment Corp.	403,398	7,313,606
Two Harbors Investment Corp.	1,073,549	16,028,086
		23,341,692
Multiline Retail — 0.9%
Kohl's Corp.	291,533	21,733,785
Oil, Gas and Consumable Fuels — 7.5%
Chevron Corp.	329,164	40,250,174
ConocoPhillips	338,217	26,177,996
Exxon Mobil Corp.	188,748	16,047,355
HollyFrontier Corp.	208,481	14,572,822
Marathon Petroleum Corp.	274,229	21,930,093
Occidental Petroleum Corp.	288,153	23,677,532
Phillips 66	192,062	21,649,229

Valero Energy Corp.	85,103	9,680,466
		173,985,667
Pharmaceuticals — 6.7%
Allergan plc	111,551	21,248,235
Bristol-Myers Squibb Co.	477,667	29,653,567
Eli Lilly & Co.	181,108	19,434,699
Johnson & Johnson	127,479	17,613,773
Merck & Co., Inc.	361,891	25,672,548
Pfizer, Inc.	960,129	42,312,885
		155,935,707
Semiconductors and Semiconductor Equipment — 6.3%
Applied Materials, Inc.	450,719	17,420,289
Broadcom, Inc.	59,250	14,618,752
Intel Corp.	831,099	39,302,672
KLA-Tencor Corp.	85,497	8,695,900
Lam Research Corp.	36,106	5,477,280
QUALCOMM, Inc.	397,541	28,634,878
Skyworks Solutions, Inc.	63,067	5,720,808
Texas Instruments, Inc.	240,530	25,806,464
		145,677,043
Software — 7.0%
Intuit, Inc.	51,157	11,633,102
LogMeIn, Inc.	143,134	12,753,239
Microsoft Corp.	913,950	104,528,461
Oracle Corp. (New York)	646,580	33,337,665
		162,252,467
Specialty Retail — 1.6%
American Eagle Outfitters, Inc.	275,737	6,846,550
Best Buy Co., Inc.	193,267	15,337,669
Ross Stores, Inc.	147,994	14,666,205
		36,850,424
Technology Hardware, Storage and Peripherals — 5.6%
Apple, Inc.	376,111	84,903,297
Hewlett Packard Enterprise Co.	613,840	10,011,730
HP, Inc.	836,545	21,557,765
Seagate Technology plc	321,205	15,209,057
		131,681,849
Textiles, Apparel and Luxury Goods — 0.9%
Ralph Lauren Corp.	3,780	519,939
Tapestry, Inc.	409,214	20,571,188
VF Corp.	8,677	810,865
		21,901,992
Tobacco — 1.2%
Altria Group, Inc.	475,327	28,666,971
Trading Companies and Distributors — 0.9%
W.W. Grainger, Inc.	59,936	21,421,726
TOTAL COMMON STOCKS (Cost $1,697,242,944)		2,304,655,389

TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $15,431,925), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $15,150,098)		15,147,573
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $9,021,975), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $8,842,774)		8,842,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	79,055	79,055
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,068,628)		24,068,628
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,721,311,572)		2,328,724,017
OTHER ASSETS AND LIABILITIES†		1,089,735
TOTAL NET ASSETS — 100.0%		$2,329,813,752

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,304,655,389	—	—
Temporary Cash Investments	79,055	23,989,573	—
	2,304,734,444	23,989,573	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
September 30, 2018

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Australia — 6.2%
Aristocrat Leisure Ltd.	8,833	181,587
Australia & New Zealand Banking Group Ltd.	15,241	310,458
CIMIC Group Ltd.	7,238	268,715
Cochlear Ltd.	1,094	158,666
Qantas Airways Ltd.	45,327	193,311
Santos Ltd.	35,395	185,749
Super Retail Group Ltd.	25,993	166,659
Wesfarmers Ltd.	7,981	287,588
Whitehaven Coal Ltd.	21,574	84,835
		1,837,568
China — 1.3%
China Petroleum & Chemical Corp., H Shares	176,000	176,262
Country Garden Holdings Co. Ltd.	46,000	57,997
Tencent Holdings Ltd.	1,500	61,929
Texhong Textile Group Ltd.	52,000	77,850
		374,038
Denmark — 0.9%
H Lundbeck A/S	1,732	106,974
Novo Nordisk A/S, B Shares	1,809	85,171
Sydbank A/S	2,884	84,864
		277,009
Finland — 0.1%
UPM-Kymmene Oyj	439	17,228
France — 9.4%
Beneteau SA	5,924	95,192
BNP Paribas SA	6,058	370,743
CNP Assurances	10,564	254,628
Dassault Aviation SA	135	249,846
Eiffage SA	495	55,265
Faurecia SA	1,247	75,056
Kaufman & Broad SA	3,517	164,970
Kering SA	201	107,748
L'Oreal SA	658	158,677
Metropole Television SA	7,556	152,298
Peugeot SA	9,524	256,874
Safran SA	715	100,199
Sanofi	2,365	210,225
Societe Generale SA	1,319	56,617
TOTAL SA	4,562	295,768
Ubisoft Entertainment SA(1)	1,600	173,545
		2,777,651
Germany — 6.2%
adidas AG	781	191,240

Allianz SE	679	151,364
BASF SE	3,281	291,610
Bayer AG	1,204	106,954
Covestro AG	2,868	232,626
Deutsche Telekom AG	21,848	352,216
HOCHTIEF AG	367	60,848
HUGO BOSS AG	1,459	112,344
Schaeffler AG Preference Shares	11,710	149,691
Siemens AG	500	64,055
Siltronic AG	796	97,456
		1,810,404
Hong Kong — 2.8%
CLP Holdings Ltd.	6,500	76,098
Health and Happiness H&H International Holdings Ltd.(1)	20,500	123,078
Hongkong Land Holdings Ltd.	14,700	97,314
Link REIT	13,000	127,952
Sands China Ltd.	24,400	110,493
Swire Properties Ltd.	66,200	250,734
Wharf Holdings Ltd. (The)	16,000	43,534
		829,203
Israel — 1.3%
Mizrahi Tefahot Bank Ltd.	12,955	226,754
Nice Ltd.(1)	684	78,398
Teva Pharmaceutical Industries Ltd. ADR	3,600	77,544
		382,696
Italy — 2.2%
Eni SpA	20,255	382,905
EXOR NV	1,404	94,253
Fiat Chrysler Automobiles NV(1)	9,671	170,045
		647,203
Japan — 25.6%
Asahi Kasei Corp.	7,400	112,218
Astellas Pharma, Inc.	20,300	354,116
Brother Industries Ltd.	7,400	146,150
Canon, Inc.	8,700	276,421
Dai-ichi Life Holdings, Inc.	4,900	102,015
Daiichi Sankyo Co. Ltd.	1,900	82,358
Daiichikosho Co., Ltd.	1,600	77,170
Daiwa Securities Group, Inc.	6,000	36,501
Eisai Co. Ltd.	3,100	301,760
Fast Retailing Co. Ltd.	100	50,977
Honda Motor Co. Ltd.	400	12,107
Hoya Corp.	5,100	302,984
KDDI Corp.	7,600	209,967
Kikkoman Corp.	1,100	65,446
Kirin Holdings Co. Ltd.	12,300	315,132
Mebuki Financial Group, Inc.	35,200	121,753
Mitsubishi Chemical Holdings Corp.	4,600	44,028
Mitsubishi Corp.	8,100	249,587

Mitsubishi UFJ Financial Group, Inc.	36,900	230,292
Nihon Unisys Ltd.	9,100	234,828
Nippon Telegraph & Telephone Corp.	3,400	153,572
NTT DOCOMO, Inc.	9,300	250,057
ORIX Corp.	10,500	170,225
Pola Orbis Holdings, Inc.	700	25,568
Recruit Holdings Co. Ltd.	8,300	277,008
SBI Holdings, Inc.	7,700	239,227
Sega Sammy Holdings, Inc.	16,900	249,142
Shiseido Co. Ltd.	1,300	100,675
Showa Shell Sekiyu KK	6,000	127,108
SoftBank Group Corp.	700	70,665
Sony Corp.	4,500	275,893
Stanley Electric Co. Ltd.	5,300	181,223
Subaru Corp.	9,100	278,719
Sumitomo Mitsui Financial Group, Inc.	1,600	64,580
Suzuken Co. Ltd.	3,100	147,060
Suzuki Motor Corp.	4,300	246,298
Taisei Corp.	3,800	173,244
Takeda Pharmaceutical Co., Ltd.	1,600	68,453
Tokio Marine Holdings, Inc.	900	44,651
Tokuyama Corp.	4,300	116,942
Tokyo Electron Ltd.	1,100	151,127
Toshiba TEC Corp.	4,400	128,182
Toyota Motor Corp.	6,900	430,870
Trend Micro, Inc.	1,900	122,241
TS Tech Co. Ltd.	1,800	62,102
Unicharm Corp.	1,800	59,535
		7,540,177
Malaysia — 0.5%
CIMB Group Holdings Bhd	41,900	60,848
Hong Leong Financial Group Bhd	15,300	71,352
		132,200
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV	13,200	95,491
Netherlands — 4.2%
ASR Nederland NV	5,522	263,249
Koninklijke Ahold Delhaize NV	14,586	334,468
Koninklijke Philips NV	8,056	366,981
Pharming Group NV(1)	47,395	54,203
TomTom NV(1)	17,323	141,916
Unilever NV CVA	1,355	75,460
		1,236,277
New Zealand — 0.8%
a2 Milk Co. Ltd.(1)	31,205	232,905
Norway — 2.8%
Equinor ASA	11,509	324,536
Marine Harvest ASA	10,745	248,929

Salmar ASA	5,292	264,120
		837,585
Portugal — 0.3%
EDP - Energias de Portugal SA	22,977	84,781
Singapore — 1.9%
Oversea-Chinese Banking Corp. Ltd.	37,000	309,630
United Overseas Bank Ltd.	12,800	253,556
		563,186
South Korea — 1.6%
LG Household & Health Care Ltd. Preference Shares	270	195,700
Samsung Electronics Co. Ltd.	4,700	196,813
SK Hynix, Inc.	1,206	79,476
		471,989
Spain — 1.3%
ACS Actividades de Construccion y Servicios SA	3,132	133,384
Banco Bilbao Vizcaya Argentaria SA	28,468	181,460
Mapfre SA	19,993	62,721
		377,565
Sweden — 3.2%
Atlas Copco AB, A Shares	2,604	75,066
Industrivarden AB, C Shares	10,789	239,758
Kinnevik AB, B Shares	1,347	40,785
Lundin Petroleum AB	5,022	192,237
Sandvik AB	11,666	207,070
Swedish Match AB	3,721	190,501
		945,417
Switzerland — 7.2%
Inficon Holding AG(1)	337	172,209
Nestle SA	4,769	397,595
Novartis AG	4,706	404,714
Partners Group Holding AG	244	193,554
Roche Holding AG	2,419	586,017
Zurich Insurance Group AG	1,164	367,916
		2,122,005
Taiwan — 1.4%
Formosa Chemicals & Fibre Corp.	31,000	129,958
President Chain Store Corp.	15,000	176,121
Uni-President Enterprises Corp.	42,000	109,632
		415,711
United Kingdom — 15.6%
BAE Systems plc	38,346	314,775
BBA Aviation plc	17,724	69,443
BHP Billiton plc	17,922	390,385
BP plc	10,000	76,809
Burberry Group plc	1,778	46,697
Centrica plc	136,205	274,994
Compass Group plc	3,426	76,181
Diageo plc	2,632	93,277
Direct Line Insurance Group plc	51,024	215,409

easyJet plc	6,087	104,250
GlaxoSmithKline plc	23,987	480,475
HSBC Holdings plc	19,341	168,850
Imperial Brands plc	2,477	86,234
International Consolidated Airlines Group SA	31,433	270,138
Investec plc	17,620	123,924
Legal & General Group plc	55,819	190,762
Marks & Spencer Group plc	8,185	30,810
National Express Group plc	47,929	244,135
Rio Tinto plc	6,619	334,736
Royal Dutch Shell plc, B Shares	14,665	513,985
Royal Mail plc	34,747	216,075
Tate & Lyle plc	9,861	87,759
Tullow Oil plc(1)	39,464	135,435
Unilever plc	691	37,971
		4,583,509
TOTAL COMMON STOCKS (Cost $27,658,565)		28,591,798
EXCHANGE-TRADED FUNDS — 2.2%
iShares MSCI EAFE ETF	6,000	407,940
iShares MSCI Japan ETF	4,136	249,111
TOTAL EXCHANGE-TRADED FUNDS (Cost $629,614)		657,051
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $28,288,179)		29,248,849
OTHER ASSETS AND LIABILITIES — 0.7%		208,782
TOTAL NET ASSETS — 100.0%		$29,457,631

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	18.4%
Consumer Discretionary	14.5%
Consumer Staples	12.2%
Health Care	12.0%
Industrials	11.3%
Energy	8.6%
Information Technology	7.5%
Materials	5.7%
Communication Services	3.5%
Real Estate	1.9%
Utilities	1.5%
Exchange-Traded Funds	2.2%
Other Assets and Liabilities	0.7%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	77,544	28,514,254	—
Exchange-Traded Funds	657,051	—	—
	734,595	28,514,254	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Real Return Fund
September 30, 2018

Multi-Asset Real Return - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 56.3%
Aerospace and Defense — 3.0%
Boeing Co. (The)	239	88,884
L3 Technologies, Inc.	258	54,856
Lockheed Martin Corp.	212	73,343
Raytheon Co.	360	74,398
Teledyne Technologies, Inc.(1)	231	56,983
Textron, Inc.	808	57,748
United Technologies Corp.	543	75,917
		482,129
Air Freight and Logistics — 0.4%
XPO Logistics, Inc.(1)	600	68,502
Airlines — 0.6%
Delta Air Lines, Inc.	799	46,206
Southwest Airlines Co.	763	47,650
		93,856
Banks — 1.9%
Bank of America Corp.	2,275	67,021
Comerica, Inc.	562	50,692
JPMorgan Chase & Co.	628	70,864
Regions Financial Corp.	2,820	51,747
SVB Financial Group(1)	179	55,639
		295,963
Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc.(1)	491	68,254
Vertex Pharmaceuticals, Inc.(1)	432	83,264
		151,518
Capital Markets — 0.6%
Blackstone Group LP (The)	1,578	60,090
Brookfield Asset Management, Inc., Class A	617	27,462
		87,552
Chemicals — 1.8%
Air Products & Chemicals, Inc.	105	17,540
Albemarle Corp.	170	16,963
Arkema SA	139	17,220
Cabot Corp.	268	16,809
Celanese Corp., Series A	154	17,556
CF Industries Holdings, Inc.	350	19,054
Eastman Chemical Co.	180	17,230
Evonik Industries AG	338	12,107
FMC Corp.	180	15,692
Huntsman Corp.	621	16,910
Ingevity Corp.(1)	171	17,421
Methanex Corp.	204	16,103
Mosaic Co. (The)	557	18,091

Nutrien Ltd.	275	15,867
Sherwin-Williams Co. (The)	33	15,022
Solvay SA	118	15,824
WR Grace & Co.	236	16,865
		282,274
Communications Equipment — 1.4%
Ciena Corp.(1)	2,398	74,914
Cisco Systems, Inc.	1,553	75,553
Palo Alto Networks, Inc.(1)	314	70,732
		221,199
Construction and Engineering — 0.7%
Fluor Corp.	845	49,095
Jacobs Engineering Group, Inc.	792	60,588
		109,683
Consumer Finance — 0.3%
Capital One Financial Corp.	549	52,117
Containers and Packaging — 1.2%
Avery Dennison Corp.	543	58,834
Ball Corp.	1,328	58,419
Berry Global Group, Inc.(1)	1,174	56,810
International Paper Co.	329	16,170
		190,233
Electric Utilities — 0.4%
NextEra Energy, Inc.	366	61,342
Electronic Equipment, Instruments and Components — 0.5%
Corning, Inc.	2,387	84,261
Energy Equipment and Services — 0.1%
Subsea 7 SA	952	14,083
Equity Real Estate Investment Trusts (REITs) — 8.9%
Agree Realty Corp.	556	29,535
Alexandria Real Estate Equities, Inc.	232	29,183
American Campus Communities, Inc.	701	28,853
American Homes 4 Rent, Class A	2,402	52,580
AvalonBay Communities, Inc.	297	53,802
Boardwalk Real Estate Investment Trust	307	11,924
Boston Properties, Inc.	261	32,126
Camden Property Trust	362	33,872
CapitaLand Commercial Trust	11,800	15,364
Charter Hall Group	7,389	38,243
Columbia Property Trust, Inc.	1,007	23,805
CubeSmart	560	15,977
CyrusOne, Inc.	528	33,475
Derwent London plc	523	19,476
Digital Realty Trust, Inc.	433	48,704
Duke Realty Corp.	795	22,554
Gaming and Leisure Properties, Inc.	990	34,898
Gecina SA	324	54,095
GLP J-Reit	23	22,368
Goodman Group	6,002	44,947

HCP, Inc.	1,847	48,613
Host Hotels & Resorts, Inc.	747	15,762
Hudson Pacific Properties, Inc.	501	16,393
Inmobiliaria Colonial Socimi SA	2,179	22,643
Invesco Office J-Reit, Inc.	114	16,264
Japan Hotel REIT Investment Corp.	36	26,203
Link REIT	4,500	44,291
Northview Apartment Real Estate Investment Trust	556	11,037
Orix JREIT, Inc.	19	29,666
Prologis, Inc.	981	66,502
Regency Centers Corp.	467	30,201
Retail Properties of America, Inc., Class A	901	10,983
Rexford Industrial Realty, Inc.	397	12,688
Sabra Health Care REIT, Inc.	399	9,225
Safestore Holdings plc	2,007	13,629
Segro plc	5,380	44,724
Simon Property Group, Inc.	650	114,888
STORE Capital Corp.	866	24,066
Sun Communities, Inc.	562	57,065
Taubman Centers, Inc.	301	18,009
UDR, Inc.	1,286	51,993
UNITE Group plc (The)	2,562	29,820
Vornado Realty Trust	333	24,309
Welltower, Inc.	591	38,013
		1,422,768
Food and Staples Retailing — 0.4%
Costco Wholesale Corp.	240	56,371
Food Products — 1.0%
Archer-Daniels-Midland Co.	1,594	80,130
Bunge Ltd.	1,162	79,841
		159,971
Health Care Equipment and Supplies — 3.4%
Abbott Laboratories	1,311	96,175
ABIOMED, Inc.(1)	224	100,744
Baxter International, Inc.	926	71,385
Boston Scientific Corp.(1)	2,016	77,616
Haemonetics Corp.(1)	687	78,717
Intuitive Surgical, Inc.(1)	106	60,844
Teleflex, Inc.	234	62,265
		547,746
Health Care Providers and Services — 2.9%
Anthem, Inc.	285	78,104
HCA Healthcare, Inc.	582	80,968
HealthEquity, Inc.(1)	835	78,832
Humana, Inc.	223	75,490
UnitedHealth Group, Inc.	274	72,895
WellCare Health Plans, Inc.(1)	255	81,725
		468,014

Hotels, Restaurants and Leisure — 0.5%
Darden Restaurants, Inc.	744	82,725
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	468	77,875
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A(1)	55	66,389
Internet and Direct Marketing Retail — 1.3%
Amazon.com, Inc.(1)	38	76,114
Booking Holdings, Inc.(1)	40	79,360
Expedia Group, Inc.	434	56,628
		212,102
IT Services — 3.8%
Cognizant Technology Solutions Corp., Class A	762	58,788
DXC Technology Co.	515	48,163
Fidelity National Information Services, Inc.	540	58,898
First Data Corp., Class A(1)	2,362	57,798
GDS Holdings Ltd. ADR(1)	594	20,867
Global Payments, Inc.	591	75,293
InterXion Holding NV(1)	377	25,372
MasterCard, Inc., Class A	277	61,663
Twilio, Inc., Class A(1)	895	77,221
Visa, Inc., Class A	400	60,036
Worldpay, Inc., Class A(1)	572	57,927
		602,026
Life Sciences Tools and Services — 1.8%
ICON plc(1)	411	63,191
Illumina, Inc.(1)	200	73,412
Lonza Group AG(1)	230	78,510
PRA Health Sciences, Inc.(1)	686	75,591
		290,704
Machinery — 2.7%
Crane Co.	962	94,613
Donaldson Co., Inc.	1,256	73,175
Dover Corp.	834	73,834
Ingersoll-Rand plc	559	57,186
Woodward, Inc.	776	62,747
Xylem, Inc.	905	72,282
		433,837
Media — 0.7%
Altice USA, Inc., Class A	3,122	56,633
Comcast Corp., Class A	1,502	53,186
		109,819
Metals and Mining — 0.6%
Allegheny Technologies, Inc.(1)	629	18,587
Anglo American plc	785	17,629
BHP Billiton Ltd.	606	15,170
Nucor Corp.	250	15,862
Rio Tinto plc ADR	353	18,010

Southern Copper Corp.	365	15,746
		101,004
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., Class A	571	19,134
Starwood Property Trust, Inc.	560	12,051
		31,185
Multi-Utilities — 0.3%
Brookfield Infrastructure Partners LP	1,350	53,838
Oil, Gas and Consumable Fuels — 2.4%
Aker BP ASA	535	22,705
Apache Corp.	337	16,065
BP plc	2,263	17,382
Centennial Resource Development, Inc., Class A(1)	862	18,835
Cheniere Energy, Inc.(1)	276	19,179
Chevron Corp.	143	17,486
China Petroleum & Chemical Corp. ADR	178	17,878
Cimarex Energy Co.	168	15,614
Concho Resources, Inc.(1)	125	19,094
ConocoPhillips	157	12,152
Eni SpA	636	12,023
EOG Resources, Inc.	140	17,860
Equinor ASA	658	18,554
Marathon Petroleum Corp.	158	12,635
Neste Oyj	211	17,443
Occidental Petroleum Corp.	268	22,021
OMV AG	319	17,922
ONEOK, Inc.	224	15,185
Targa Resources Corp.	322	18,132
TOTAL SA	229	14,847
Valero Energy Corp.	117	13,309
WPX Energy, Inc.(1)	976	19,637
		375,958
Paper and Forest Products — 0.4%
Holmen AB, B Shares	609	15,850
Stora Enso OyjR Shares	904	17,292
Svenska Cellulosa AB SCA, B Shares	1,372	15,546
UPM-Kymmene Oyj	436	17,110
		65,798
Pharmaceuticals — 1.0%
Merck & Co., Inc.	1,152	81,723
Zoetis, Inc.	856	78,375
		160,098
Real Estate Management and Development — 2.5%
Aroundtown SA	2,218	19,726
Ayala Land, Inc.	14,500	10,748
CapitaLand Ltd.	6,800	16,763
Central Pattana PCL	5,700	14,629
China Resources Land Ltd.	6,000	21,001
CK Asset Holdings Ltd.	4,000	30,019

Corp. Inmobiliaria Vesta SAB de CV	7,243	11,135
Godrej Properties Ltd.(1)	540	4,402
Iguatemi Empresa de Shopping Centers SA	1,100	8,438
Longfor Group Holdings Ltd.	9,000	23,223
Mitsui Fudosan Co. Ltd.	1,900	44,967
Shimao Property Holdings Ltd.	9,000	22,441
Sino Land Co. Ltd.	8,000	13,714
Sumitomo Realty & Development Co. Ltd.	1,000	35,909
Swire Properties Ltd.	6,000	22,725
VGP NV	112	9,103
Vonovia SE	1,497	73,139
Wharf Real Estate Investment Co. Ltd.	3,000	19,353
		401,435
Road and Rail — 1.3%
CSX Corp.	1,019	75,457
Knight-Swift Transportation Holdings, Inc.	1,547	53,341
Union Pacific Corp.	497	80,926
		209,724
Semiconductors and Semiconductor Equipment — 0.9%
Broadcom, Inc.	316	77,967
Texas Instruments, Inc.	543	58,258
		136,225
Software — 2.7%
Adobe Systems, Inc.(1)	280	75,586
Fortinet, Inc.(1)	676	62,375
Microsoft Corp.	764	87,379
Proofpoint, Inc.(1)	500	53,165
salesforce.com, Inc.(1)	474	75,380
ServiceNow, Inc.(1)	394	77,078
		430,963
Specialty Retail — 1.3%
Home Depot, Inc. (The)	346	71,674
Ross Stores, Inc.	634	62,829
Tractor Supply Co.	876	79,611
		214,114
Technology Hardware, Storage and Peripherals — 0.5%
NetApp, Inc.	894	76,786
TOTAL COMMON STOCKS (Cost $8,041,898)		8,982,187
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 12.9%
Private Sponsor Collateralized Mortgage Obligations — 5.9%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	3,162	3,258
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.65%, 10/1/18(3)	32,534	32,985
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.05%, 10/1/18(3)	16,965	16,606
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.49%, 10/1/18(3)	24,776	25,132
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	28,014	28,618
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	4,479	4,555
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 10/1/18(3)	15,406	15,506
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.90%, 10/1/18(3)	28,643	29,299
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.38%, 10/1/18(3)	29,140	28,584

JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.86%, 10/1/18(3)	6,511	6,625
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 10/1/18(3)(4)	100,000	96,609
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.86%, 10/1/18(3)	12	12
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.96%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.74%	9,435	9,322
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.10%, 10/25/18(3)	71,848	70,080
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	6,672	6,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	63,910	64,329
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	49,230	49,093
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.21%, 10/1/18(3)	21,587	21,975
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 10/1/18(3)	10,010	10,144
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	24,723	24,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	29,513	29,367
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	10,595	10,568
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 10/1/18(3)	34,644	33,967
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.23%, 10/1/18(3)	140,914	143,344
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 10/1/18(3)	63,240	63,812
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.71%, 10/1/18(3)	16,381	16,216
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	13,525	13,470
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	16,373	16,437
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	2,669	2,726
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	3,838	3,855
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	54,431	54,384
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.93%, 10/1/18(3)	3,571	3,434
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/18(3)(4)	9,060	9,014
		944,902
U.S. Government Agency Collateralized Mortgage Obligations — 7.0%
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.67%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.45%	284,691	284,391
FNMA, Series 2017-C07, Class 1M2, VRN, 4.62%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.40%	300,000	311,127
FNMA, Series 2018-C01, Class 1M1, VRN, 2.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.60%	284,633	285,145
FNMA, Series 2018-C02, Class 2M1, VRN, 2.87%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.65%	231,734	232,112
		1,112,775
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,038,228)		2,057,677
CORPORATE BONDS — 8.3%
Aerospace and Defense — 0.1%
United Technologies Corp., 3.75%, 11/1/46	10,000	8,774
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	10,000	8,663
Banks — 0.1%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	13,964
Citigroup, Inc., 4.45%, 9/29/27	10,000	9,890
		23,854
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	10,000	9,713
Chemicals — 0.5%
Ashland LLC, 4.75%, 8/15/22	75,000	75,979
Commercial Services and Supplies — 0.2%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	40,000	39,140

Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	10,000	8,790
Consumer Finance — 0.6%
CIT Group, Inc., 5.00%, 8/15/22	40,000	40,980
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	50,000	51,000
		91,980
Containers and Packaging — 0.6%
Berry Global, Inc., 5.50%, 5/15/22	50,000	50,880
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(4)	50,000	49,787
		100,667
Diversified Financial Services — 0.1%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	20,546
Entertainment — 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	40,000	40,587
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(4)	40,000	38,024
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	10,771
Netflix, Inc., 5.375%, 2/1/21	40,000	41,280
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	8,552
		139,214
Equity Real Estate Investment Trusts (REITs) — 0.5%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	78,675
Gas Utilities — 0.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	19,000	19,546
MPLX LP, 4.875%, 6/1/25	10,000	10,342
		29,888
Health Care Providers and Services — 1.1%
DaVita, Inc., 5.75%, 8/15/22	50,000	51,105
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(4)	70,000	71,400
HCA, Inc., 4.25%, 10/15/19	50,000	50,500
		173,005
Hotels, Restaurants and Leisure — 0.5%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(4)	40,000	38,400
Boyd Gaming Corp., 6.875%, 5/15/23	50,000	52,713
		91,113
Industrial Conglomerates†
General Electric Co., 4.125%, 10/9/42	5,000	4,461
Metals and Mining — 0.6%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	50,000	48,750
Novelis Corp., 6.25%, 8/15/24(4)	50,000	51,125
		99,875
Multi-Utilities — 0.3%
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	9,141
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	5,131
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	30,008
		44,280
Oil, Gas and Consumable Fuels — 1.7%
Antero Resources Corp., 5.125%, 12/1/22	50,000	50,750
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	51,312
Chesapeake Energy Corp., 8.00%, 12/15/22(4)	24,000	25,200

Newfield Exploration Co., 5.75%, 1/30/22	40,000	42,050
Oasis Petroleum, Inc., 6.875%, 3/15/22	50,000	50,937
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	49,375
		269,624
TOTAL CORPORATE BONDS (Cost $1,333,276)		1,318,241
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 3.2%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.83%, 10/1/18(3)	50,000	52,141
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	23,271
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 10/1/18(3)	50,000	49,454
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(4)	50,000	49,540
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(4)	50,000	49,646
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 10/1/18(3)	75,000	73,264
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/1/18(3)(4)	50,000	46,634
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	50,000	47,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	47,200
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	70,145
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $545,707)		509,202
ASSET-BACKED SECURITIES(2) — 3.0%
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.41%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.25%(4)	48,875	49,008
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/18(3)(4)	89,956	89,666
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	17,514	17,216
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.44%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.28%(4)	100,000	100,307
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(4)	59,555	57,996
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	11,871	11,490
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(4)	39,386	38,075
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.56%, 10/17/18, resets monthly off the 1-month LIBOR plus 1.40%(4)	24,975	25,035
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(4)(5)	50,000	49,992
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(4)	15,905	15,797
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(4)	18,117	17,947
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	14,439	14,161
TOTAL ASSET-BACKED SECURITIES (Cost $490,793)		486,690
COLLATERALIZED LOAN OBLIGATIONS(2) — 2.8%
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.80%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.45%(4)	200,000	196,586
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(4)	250,000	245,966
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $450,000)		442,552
EXCHANGE-TRADED FUNDS — 1.6%
Invesco DB Base Metals Fund(1)	7,224	120,063
Invesco DB Energy Fund(1)	7,280	131,975
TOTAL EXCHANGE-TRADED FUNDS (Cost $204,375)		252,038
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Russia — 0.7%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28	65,000	104,316

South Africa — 0.4%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,000,000	69,106
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $185,760)			173,422
U.S. TREASURY SECURITIES — 0.5%
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(6) (Cost $90,976)		$80,215	87,437
TEMPORARY CASH INVESTMENTS — 13.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,220,386)		2,220,386	2,220,386
TOTAL INVESTMENT SECURITIES — 103.6% (Cost $15,601,399)			16,529,832
OTHER ASSETS AND LIABILITIES — (3.6)%			(567,746)
TOTAL NET ASSETS — 100.0%			$15,962,086

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
ABIOMED, Inc.	2	Call	$430.00	10/19/18	$89,950	$(954)	$(6,010)
Altice USA, Inc.	31	Call	$20.00	10/19/18	$56,234	(1,435)	(233)
Fortinet, Inc.	6	Call	$95.00	10/19/18	$55,362	(532)	(855)
Illumina, Inc.	2	Call	$380.00	10/19/18	$73,412	(444)	(660)
Knight-Swift Transportation Holdings, Inc.	15	Call	$40.00	10/19/18	$51,720	(434)	(75)
Palo Alto Networks, Inc.	3	Call	$250.00	10/19/18	$67,578	(905)	(103)
Twilio, Inc.	6	Call	$95.00	10/19/18	$51,768	(910)	(690)
Vertex Pharmaceuticals, Inc.	3	Call	$190.00	10/19/18	$57,822	(545)	(1,920)
XPO Logistics, Inc.	6	Call	$120.00	10/19/18	$68,502	(700)	(540)
						$(6,859)	$(11,086)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,390	USD	2,465	Bank of America, N.A.	12/31/18	$(13)
AUD	45,095	USD	32,745	Bank of America, N.A.	12/31/18	(125)
USD	10,776	AUD	14,771	Bank of America, N.A.	12/31/18	91
USD	115,681	AUD	158,994	Bank of America, N.A.	12/31/18	670
USD	391	AUD	538	Bank of America, N.A.	12/31/18	2
USD	3,323	AUD	4,577	Bank of America, N.A.	12/31/18	13
CAD	1,863,031	USD	1,437,613	Morgan Stanley	12/19/18	7,181
CAD	97,271	USD	75,345	Morgan Stanley	12/19/18	89
CAD	12,133	USD	9,303	Morgan Stanley	12/19/18	106
CAD	22,573	USD	17,469	Morgan Stanley	12/31/18	42
USD	19,978	CAD	25,905	Morgan Stanley	12/19/18	(111)
USD	2,883	CAD	3,733	Morgan Stanley	12/19/18	(12)
USD	8,092	CAD	10,442	Morgan Stanley	12/19/18	(6)
USD	15,568	CAD	20,053	Morgan Stanley	12/31/18	12
USD	66,882	CAD	86,211	Morgan Stanley	12/31/18	3
CHF	1,807	USD	1,892	UBS AG	12/31/18	(34)
USD	75,271	CHF	71,593	UBS AG	12/31/18	1,675

USD	3,312	CHF	3,168	UBS AG	12/31/18	56
USD	2,117	CHF	2,053	UBS AG	12/31/18	7
EUR	2,491	USD	2,927	JPMorgan Chase Bank N.A.	12/19/18	(16)
EUR	61,898	USD	73,311	Credit Suisse AG	12/31/18	(882)
EUR	8,186	USD	9,568	Credit Suisse AG	12/31/18	11
USD	359,103	EUR	306,413	JPMorgan Chase Bank N.A.	12/19/18	1,011
USD	16,363	EUR	13,793	JPMorgan Chase Bank N.A.	12/19/18	244
USD	250,223	EUR	211,265	Credit Suisse AG	12/31/18	3,014
USD	129,555	EUR	109,160	Credit Suisse AG	12/31/18	1,823
USD	22,309	EUR	18,836	Credit Suisse AG	12/31/18	268
GBP	1	USD	1	Bank of America, N.A.	12/19/18	—
GBP	33,896	USD	44,650	Morgan Stanley	12/31/18	(269)
GBP	2,897	USD	3,832	Morgan Stanley	12/31/18	(39)
GBP	8,825	USD	11,550	Morgan Stanley	12/31/18	4
USD	156,559	GBP	117,733	Morgan Stanley	12/31/18	2,412
USD	27,883	GBP	20,919	Morgan Stanley	12/31/18	494
USD	32,009	GBP	24,369	Morgan Stanley	12/31/18	102
USD	4,065	GBP	3,086	Morgan Stanley	12/31/18	25
HKD	46,201	USD	5,924	Goldman Sachs & Co.	12/31/18	(15)
HKD	646,825	USD	82,914	Goldman Sachs & Co.	12/31/18	(181)
USD	282,840	HKD	2,215,063	Goldman Sachs & Co.	12/31/18	(479)
HUF	2,194,239	USD	7,974	UBS AG	12/19/18	(45)
HUF	1,957,650	USD	7,143	UBS AG	12/19/18	(69)
USD	708,947	HUF	197,324,101	UBS AG	12/19/18	(4,113)
USD	40,041	HUF	10,951,605	UBS AG	12/19/18	466
IDR	10,465,259,235	USD	685,797	Goldman Sachs & Co.	12/19/18	7,570
IDR	499,958,188	USD	33,057	Goldman Sachs & Co.	12/19/18	67
IDR	55,256,040	USD	3,648	Goldman Sachs & Co.	12/19/18	13
JPY	6,665,151	USD	59,465	Bank of America, N.A.	12/28/18	(383)
USD	232,966	JPY	26,050,000	Bank of America, N.A.	12/28/18	2,051
MXN	77,039	USD	4,003	JPMorgan Chase Bank N.A.	12/31/18	57
USD	14,602	MXN	279,028	JPMorgan Chase Bank N.A.	12/31/18	(103)
MYR	2,351,291	USD	566,456	Goldman Sachs & Co.	12/19/18	1,073
USD	565,554	MYR	2,351,291	Goldman Sachs & Co.	12/19/18	(1,975)
NOK	10,674,874	USD	1,296,895	Goldman Sachs & Co.	12/19/18	19,112
NOK	541,382	USD	66,833	Goldman Sachs & Co.	12/19/18	(91)
USD	23,810	NOK	194,722	Goldman Sachs & Co.	12/19/18	(196)
USD	15,928	NOK	129,372	Goldman Sachs & Co.	12/19/18	(21)
USD	8,605	NOK	69,724	Goldman Sachs & Co.	12/19/18	9
USD	46,011	NOK	373,285	Goldman Sachs & Co.	12/28/18	(31)
USD	4,421	NOK	35,868	Goldman Sachs & Co.	12/28/18	(3)
USD	1,562	NOK	12,660	Goldman Sachs & Co.	12/28/18	1
USD	2,159	NOK	17,429	Goldman Sachs & Co.	12/28/18	9
USD	695,264	PHP	37,955,842	Goldman Sachs & Co.	12/19/18	(2,458)
USD	37,240	PHP	2,038,429	Goldman Sachs & Co.	12/19/18	(232)
USD	28,612	SEK	249,195	Goldman Sachs & Co.	12/28/18	352
USD	2,794	SEK	24,396	Goldman Sachs & Co.	12/28/18	27
SGD	16,756	USD	12,296	Bank of America, N.A.	12/31/18	(15)
USD	43,297	SGD	59,063	Bank of America, N.A.	12/31/18	7

THB	18,608,947	USD	573,819	Goldman Sachs & Co.	12/19/18	3,032
USD	569,638	THB	18,608,947	Goldman Sachs & Co.	12/19/18	(7,213)
USD	63,967	ZAR	968,398	UBS AG	12/19/18	(3,811)
						$30,260

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	1	December 2018	USD	100,000	$118,781	$(1,229)
U.S. Treasury 10-Year Ultra Notes	2	December 2018	USD	200,000	252,000	(3,129)
					$370,781	$(4,358)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1	December 2018	EUR	100,000	$151,749	$1,055
Euro-Bund 10-Year Bonds	1	December 2018	EUR	100,000	184,363	2,262
U.K. Gilt 10-Year Bonds	1	December 2018	GBP	100,000	157,633	1,328
					$493,745	$4,645

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	8/19/19	$500,000	$503	$(18,541)	$(18,038)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.21%	3/13/19	$1,000,000	$(32,346)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$700,000	21,186
						$(11,160)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,493,761, which represented 9.4% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts, options contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,424.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Capital Markets	60,090	27,462	—
Chemicals	221,020	61,254	—
Energy Equipment and Services	—	14,083	—
Equity Real Estate Investment Trusts (REITs)	978,074	444,694	—
Life Sciences Tools and Services	212,194	78,510	—
Metals and Mining	68,205	32,799	—
Oil, Gas and Consumable Fuels	255,082	120,876	—
Paper and Forest Products	—	65,798	—
Real Estate Management and Development	—	401,435	—
Other Industries	5,940,611	—	—
Collateralized Mortgage Obligations	—	2,057,677	—
Corporate Bonds	—	1,318,241	—
Commercial Mortgage-Backed Securities	—	509,202	—
Asset-Backed Securities	—	486,690	—
Collateralized Loan Obligations	—	442,552	—
Exchange-Traded Funds	252,038	—	—
Sovereign Governments and Agencies	—	173,422	—
U.S. Treasury Securities	—	87,437	—
Temporary Cash Investments	2,220,386	—	—
	10,207,700	6,322,132	—
Other Financial Instruments
Futures Contracts	—	4,645	—
Swap Agreements	—	21,186	—
Forward Foreign Currency Exchange Contracts	—	53,201	—
	—	79,032	—
Liabilities
Other Financial Instruments
Futures Contracts	4,358	—	—
Swap Agreements	—	50,384	—
Forward Foreign Currency Exchange Contracts	—	22,941	—
Written Options Contracts	11,086	—	—
	15,444	73,325	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
September 30, 2018

NT Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 127.9%
Aerospace and Defense — 5.3%
Boeing Co. (The)(1)	24,615	9,154,318
Curtiss-Wright Corp.	19,578	2,690,409
Lockheed Martin Corp.(1)	18,908	6,541,412
Raytheon Co.(1)	27,636	5,711,256
Teledyne Technologies, Inc.(2)	5,377	1,326,398
Textron, Inc.	68,861	4,921,496
		30,345,289
Automobiles — 0.5%
Harley-Davidson, Inc.	59,972	2,716,732
Banks — 9.9%
Bank of America Corp.(1)	378,638	11,154,676
BB&T Corp.	97,186	4,717,408
Citigroup, Inc.	44,256	3,174,925
Fifth Third Bancorp	155,866	4,351,779
First Citizens BancShares, Inc., Class A	5,702	2,578,901
First Hawaiian, Inc.	19,376	526,252
JPMorgan Chase & Co.(1)	123,509	13,936,756
SunTrust Banks, Inc.(1)	75,622	5,050,793
U.S. Bancorp(1)	117,299	6,194,560
Wells Fargo & Co.	102,468	5,385,718
		57,071,768
Beverages — 0.8%
Constellation Brands, Inc., Class A	14,121	3,044,770
Molson Coors Brewing Co., Class B	23,393	1,438,670
		4,483,440
Biotechnology — 3.7%
AbbVie, Inc.	49,161	4,649,647
Alexion Pharmaceuticals, Inc.(2)	15,651	2,175,645
Amgen, Inc.	22,737	4,713,153
Biogen, Inc.(2)	9,218	3,256,812
Celgene Corp.(2)	30,490	2,728,550
Gilead Sciences, Inc.	10,324	797,116
Incyte Corp.(2)	23,832	1,646,315
Regeneron Pharmaceuticals, Inc.(2)	3,791	1,531,716
		21,498,954
Capital Markets — 1.5%
Affiliated Managers Group, Inc.	24,853	3,397,902
Evercore, Inc., Class A	46,958	4,721,627
FactSet Research Systems, Inc.	1,940	433,997
		8,553,526
Chemicals — 1.2%
Huntsman Corp.	37,917	1,032,480
Olin Corp.	60,939	1,564,913

Trinseo SA	56,329	4,410,561
		7,007,954
Commercial Services and Supplies — 2.9%
Clean Harbors, Inc.(2)	14,735	1,054,731
Herman Miller, Inc.	80,978	3,109,555
MSA Safety, Inc.(1)	49,687	5,288,684
Republic Services, Inc.	62,913	4,571,259
Waste Management, Inc.	30,485	2,754,625
		16,778,854
Communications Equipment — 2.4%
Ciena Corp.(2)	75,479	2,357,964
Cisco Systems, Inc.(1)	199,274	9,694,680
F5 Networks, Inc.(2)	9,094	1,813,526
		13,866,170
Construction and Engineering — 0.1%
EMCOR Group, Inc.	4,849	364,208
Consumer Finance — 2.7%
American Express Co.(1)	58,210	6,198,783
Discover Financial Services	60,903	4,656,035
Synchrony Financial	157,403	4,892,085
		15,746,903
Containers and Packaging — 0.4%
WestRock Co.	45,713	2,442,903
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(2)	48,075	2,317,215
Graham Holdings Co., Class B	7,599	4,402,101
		6,719,316
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(2)	20,513	4,392,038
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	106,642	3,581,039
Verizon Communications, Inc.	12,067	644,257
		4,225,296
Electrical Equipment — 0.8%
Acuity Brands, Inc.	3,371	529,921
Generac Holdings, Inc.(2)	71,100	4,010,751
		4,540,672
Electronic Equipment, Instruments and Components — 0.7%
Zebra Technologies Corp., Class A(2)	23,645	4,181,145
Energy Equipment and Services — 1.5%
Halliburton Co.	133,787	5,422,387
Schlumberger Ltd.	51,308	3,125,684
		8,548,071
Entertainment — 1.3%
Activision Blizzard, Inc.(1)	70,471	5,862,482
Electronic Arts, Inc.(2)	12,336	1,486,365
		7,348,847
Equity Real Estate Investment Trusts (REITs) — 3.7%
Gaming and Leisure Properties, Inc.	90,498	3,190,055

GEO Group, Inc. (The)	169,220	4,257,575
Host Hotels & Resorts, Inc.	82,866	1,748,473
Kimco Realty Corp.	75,883	1,270,281
Park Hotels & Resorts, Inc.	17,295	567,622
PotlatchDeltic Corp.	5,816	238,165
PS Business Parks, Inc.	35,746	4,542,959
Ryman Hospitality Properties, Inc.	19,330	1,665,666
Select Income REIT	95,536	2,096,060
Weingarten Realty Investors	58,086	1,728,639
		21,305,495
Food and Staples Retailing — 1.2%
Performance Food Group Co.(2)	79,991	2,663,700
United Natural Foods, Inc.(2)	9,170	274,642
US Foods Holding Corp.(2)	131,540	4,054,063
		6,992,405
Food Products — 0.2%
Pinnacle Foods, Inc.	19,364	1,254,981
Health Care Equipment and Supplies — 6.4%
Abbott Laboratories(1)	108,716	7,975,406
Globus Medical, Inc., Class A(2)	93,030	5,280,383
Haemonetics Corp.(2)	25,612	2,934,623
Hill-Rom Holdings, Inc.	46,759	4,414,049
ICU Medical, Inc.(2)	5,311	1,501,685
Intuitive Surgical, Inc.(2)	2,823	1,620,402
Medtronic plc	74,356	7,314,400
STERIS plc	37,685	4,311,164
Varian Medical Systems, Inc.(2)	11,369	1,272,532
Zimmer Biomet Holdings, Inc.	1,974	259,522
		36,884,166
Health Care Providers and Services — 3.1%
Cigna Corp.	26,648	5,549,446
Express Scripts Holding Co.(2)	12,760	1,212,328
UnitedHealth Group, Inc.(1)	41,372	11,006,607
		17,768,381
Health Care Technology — 1.0%
athenahealth, Inc.(2)	6,012	803,203
Cerner Corp.(2)	76,788	4,945,915
		5,749,118
Hotels, Restaurants and Leisure — 0.8%
International Speedway Corp., Class A	15,526	680,039
Las Vegas Sands Corp.	63,013	3,738,561
		4,418,600
Household Durables — 2.5%
Garmin Ltd.	32,204	2,255,890
KB Home	174,727	4,177,723
NVR, Inc.(2)	1,620	4,002,696
PulteGroup, Inc.	148,275	3,672,772
		14,109,081

Household Products — 0.1%
Procter & Gamble Co. (The)	3,403	283,232
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	324,388	4,541,432
Industrial Conglomerates — 1.3%
Honeywell International, Inc.(1)	45,087	7,502,477
Insurance — 1.8%
Hartford Financial Services Group, Inc. (The)	91,656	4,579,134
Progressive Corp. (The)(1)	80,687	5,732,004
		10,311,138
Interactive Media and Services — 5.4%
Alphabet, Inc., Class A(1)(2)	14,835	17,907,032
Facebook, Inc., Class A(1)(2)	77,362	12,722,954
Yelp, Inc.(2)	11,629	572,147
		31,202,133
Internet and Direct Marketing Retail — 5.2%
Amazon.com, Inc.(2)	11,781	23,597,343
eBay, Inc.(2)	104,452	3,449,005
Stamps.com, Inc.(2)	11,165	2,525,523
		29,571,871
IT Services — 4.0%
Accenture plc, Class A	18,876	3,212,695
Akamai Technologies, Inc.(2)	33,804	2,472,763
International Business Machines Corp.	45,402	6,865,236
LiveRamp Holdings, Inc.(2)	77,197	3,814,304
MAXIMUS, Inc.	4,376	284,703
Syntel, Inc.(2)	15,000	614,700
Visa, Inc., Class A(1)	39,369	5,908,893
		23,173,294
Leisure Products — 0.7%
Brunswick Corp.	60,402	4,048,142
Machinery — 3.8%
Allison Transmission Holdings, Inc.	88,892	4,623,273
Caterpillar, Inc.	13,872	2,115,341
Oshkosh Corp.	50,628	3,606,739
Parker-Hannifin Corp.	26,222	4,823,012
Pentair plc	66,569	2,885,766
Terex Corp.	94,346	3,765,349
		21,819,480
Media — 0.3%
Comcast Corp., Class A	18,957	671,267
Nexstar Media Group, Inc., Class A	15,254	1,241,676
		1,912,943
Metals and Mining — 1.0%
Reliance Steel & Aluminum Co.	15,704	1,339,394
Steel Dynamics, Inc.	93,515	4,225,943
		5,565,337
Multiline Retail — 1.2%
Kohl's Corp.	64,349	4,797,218

Macy's, Inc.	54,140	1,880,282
		6,677,500
Oil, Gas and Consumable Fuels — 8.0%
Chevron Corp.(1)	58,103	7,104,835
ConocoPhillips(1)	85,871	6,646,415
Continental Resources, Inc.(2)	68,459	4,674,380
Exxon Mobil Corp.	43,131	3,666,998
HollyFrontier Corp.	69,066	4,827,713
Marathon Petroleum Corp.(1)	62,693	5,013,559
PBF Energy, Inc., Class A	91,258	4,554,687
Phillips 66(1)	47,011	5,299,080
Plains GP Holdings LP, Class A(2)	170,292	4,177,263
		45,964,930
Paper and Forest Products — 0.8%
Domtar Corp.	7,408	386,475
Louisiana-Pacific Corp.	161,563	4,279,804
		4,666,279
Personal Products — 1.6%
Edgewell Personal Care Co.(2)	92,643	4,282,886
Nu Skin Enterprises, Inc., Class A	49,539	4,083,004
USANA Health Sciences, Inc.(2)	6,933	835,773
		9,201,663
Pharmaceuticals — 5.2%
Allergan plc	14,991	2,855,486
Bristol-Myers Squibb Co.	59,746	3,709,031
Eli Lilly & Co.	7,948	852,900
Horizon Pharma plc(2)	62,848	1,230,564
Jazz Pharmaceuticals plc(2)	6,161	1,035,849
Johnson & Johnson(1)	51,640	7,135,099
Merck & Co., Inc.	42,666	3,026,726
Pfizer, Inc.(1)	172,659	7,609,082
Zoetis, Inc.	25,384	2,324,159
		29,778,896
Professional Services — 2.2%
ASGN, Inc.(2)	10,395	820,477
Dun & Bradstreet Corp. (The)	34,134	4,864,436
Insperity, Inc.	22,303	2,630,639
Robert Half International, Inc.	65,126	4,583,568
		12,899,120
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.	20,654	2,980,785
Road and Rail — 1.3%
CSX Corp.	39,636	2,935,046
Norfolk Southern Corp.	24,446	4,412,503
		7,347,549
Semiconductors and Semiconductor Equipment — 5.3%
Applied Materials, Inc.	56,468	2,182,488
Broadcom, Inc.	19,400	4,786,562
Cirrus Logic, Inc.(2)	32,188	1,242,457

Intel Corp.(1)	207,469	9,811,209
KLA-Tencor Corp.	12,045	1,225,097
Lam Research Corp.	27,470	4,167,199
MKS Instruments, Inc.	8,054	645,528
ON Semiconductor Corp.(2)	118,943	2,192,119
Qorvo, Inc.(2)	7,049	541,998
QUALCOMM, Inc.	37,601	2,708,400
Skyworks Solutions, Inc.	3,273	296,894
Texas Instruments, Inc.	5,446	584,301
		30,384,252
Software — 7.8%
Adobe Systems, Inc.(2)	22,833	6,163,768
Cadence Design Systems, Inc.(2)	98,941	4,484,006
Citrix Systems, Inc.(2)	3,666	407,513
Intuit, Inc.	13,085	2,975,529
LogMeIn, Inc.	7,171	638,936
Microsoft Corp.(1)	180,835	20,682,099
Oracle Corp. (New York)	69,221	3,569,035
Synopsys, Inc.(2)	26,215	2,585,061
Verint Systems, Inc.(2)	30,943	1,550,244
VMware, Inc., Class A(2)	9,486	1,480,385
		44,536,576
Specialty Retail — 1.5%
AutoZone, Inc.(1)(2)	6,715	5,208,826
Dick's Sporting Goods, Inc.	23,038	817,388
Foot Locker, Inc.	11,203	571,129
Ross Stores, Inc.	14,789	1,465,590
Urban Outfitters, Inc.(2)	14,016	573,254
		8,636,187
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.(1)	92,695	20,924,969
HP, Inc.	122,315	3,152,058
Seagate Technology plc	16,173	765,792
Western Digital Corp.	52,412	3,068,198
		27,911,017
Textiles, Apparel and Luxury Goods — 2.7%
Deckers Outdoor Corp.(1)(2)	45,508	5,396,339
Michael Kors Holdings Ltd.(2)	71,811	4,923,362
Ralph Lauren Corp.	20,549	2,826,515
Tapestry, Inc.	44,653	2,244,706
		15,390,922
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(2)	47,352	2,095,326
Trading Companies and Distributors — 1.7%
HD Supply Holdings, Inc.(2)	55,555	2,377,199
MSC Industrial Direct Co., Inc., Class A	10,749	947,094
United Rentals, Inc.(2)	26,114	4,272,250
W.W. Grainger, Inc.	5,837	2,086,202
		9,682,745

Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(2)	69,846	4,901,792
United States Cellular Corp.(2)	32,802	1,468,874
		6,370,666
TOTAL COMMON STOCKS (Cost $565,420,959)		733,770,205
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $5,187,265), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $5,092,532)		5,091,683
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $3,035,741), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $2,972,260)		2,972,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,063,683)		8,063,683
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.3% (Cost $573,484,642)		741,833,888
SECURITIES SOLD SHORT — (28.9)%
COMMON STOCKS SOLD SHORT — (28.9)%
Aerospace and Defense — (0.7)%
BWX Technologies, Inc.	(65,924)	(4,122,887)
Airlines — (0.6)%
Allegiant Travel Co.	(4,191)	(531,419)
Spirit Airlines, Inc.	(59,952)	(2,815,945)
		(3,347,364)
Auto Components — (0.2)%
Adient plc	(26,471)	(1,040,575)
Banks — (3.2)%
First Financial Bancorp	(71,894)	(2,135,252)
Home BancShares, Inc.	(182,134)	(3,988,735)
Pinnacle Financial Partners, Inc.	(69,480)	(4,179,222)
Sterling Bancorp	(186,566)	(4,104,452)
Union Bankshares Corp.	(21,320)	(821,459)
United Bankshares, Inc.	(92,023)	(3,345,036)
		(18,574,156)
Biotechnology — (0.8)%
Alnylam Pharmaceuticals, Inc.	(8,553)	(748,559)
Blueprint Medicines Corp.	(4,120)	(321,607)
Global Blood Therapeutics, Inc.	(30,093)	(1,143,534)
Sage Therapeutics, Inc.	(8,087)	(1,142,289)
Sarepta Therapeutics, Inc.	(9,436)	(1,524,008)
		(4,879,997)
Capital Markets — (0.6)%
Brookfield Asset Management, Inc., Class A	(55,600)	(2,475,868)
Eaton Vance Corp.	(14,609)	(767,849)
		(3,243,717)
Chemicals — (1.2)%
Ecolab, Inc.	(2,767)	(433,810)
HB Fuller Co.	(20,213)	(1,044,406)
Mosaic Co. (The)	(85,448)	(2,775,351)
Valvoline, Inc.	(118,614)	(2,551,387)
		(6,804,954)

Commercial Services and Supplies — (0.7)%
Covanta Holding Corp.	(84,805)	(1,378,081)
Healthcare Services Group, Inc.	(62,851)	(2,553,008)
		(3,931,089)
Construction and Engineering — (1.0)%
Fluor Corp.	(47,058)	(2,734,070)
Granite Construction, Inc.	(13,834)	(632,214)
MasTec, Inc.	(54,998)	(2,455,660)
		(5,821,944)
Consumer Finance — (0.7)%
SLM Corp.	(341,005)	(3,802,206)
Containers and Packaging — (0.5)%
AptarGroup, Inc.	(11,083)	(1,194,082)
Graphic Packaging Holding Co.	(140,899)	(1,973,995)
		(3,168,077)
Distributors — (0.1)%
Core-Mark Holding Co., Inc.	(17,689)	(600,719)
Diversified Consumer Services†
Bright Horizons Family Solutions, Inc.	(2,414)	(284,466)
Diversified Telecommunication Services — (0.6)%
Zayo Group Holdings, Inc.	(99,287)	(3,447,245)
Electronic Equipment, Instruments and Components — (0.8)%
II-VI, Inc.	(95,587)	(4,521,265)
Energy Equipment and Services — (0.4)%
Oceaneering International, Inc.	(11,597)	(320,077)
Patterson-UTI Energy, Inc.	(121,650)	(2,081,432)
		(2,401,509)
Food and Staples Retailing — (0.2)%
Casey's General Stores, Inc.	(8,922)	(1,151,919)
Health Care Equipment and Supplies — (1.2)%
Avanos Medical, Inc.	(76,868)	(5,265,458)
Insulet Corp.	(14,360)	(1,521,442)
		(6,786,900)
Health Care Providers and Services — (0.7)%
Henry Schein, Inc.	(37,235)	(3,166,092)
LifePoint Health, Inc.	(15,374)	(990,086)
		(4,156,178)
Hotels, Restaurants and Leisure — (0.3)%
Caesars Entertainment Corp.	(189,553)	(1,942,918)
Household Durables — (0.7)%
Leggett & Platt, Inc.	(89,820)	(3,933,218)
Independent Power and Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	(18,284)	(989,347)
Insurance — (0.1)%
RLI Corp.	(10,776)	(846,778)
IT Services — (1.0)%
Gartner, Inc.	(30,982)	(4,910,647)
Worldpay, Inc., Class A	(10,803)	(1,094,020)
		(6,004,667)

Leisure Products — (0.1)%
Mattel, Inc.	(33,957)	(533,125)
Machinery — (2.1)%
Colfax Corp.	(127,729)	(4,605,908)
Flowserve Corp.	(42,248)	(2,310,543)
John Bean Technologies Corp.	(19,988)	(2,384,568)
Middleby Corp. (The)	(8,432)	(1,090,679)
Trinity Industries, Inc.	(40,068)	(1,468,092)
		(11,859,790)
Marine — (0.2)%
Kirby Corp.	(15,610)	(1,283,923)
Media — (0.2)%
Loral Space & Communications, Inc.	(19,469)	(883,893)
Metals and Mining — (0.1)%
New Gold, Inc.	(552,909)	(438,623)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Starwood Property Trust, Inc.	(20,043)	(431,325)
Oil, Gas and Consumable Fuels — (3.4)%
Cheniere Energy, Inc.	(50,636)	(3,518,695)
QEP Resources, Inc.	(73,864)	(836,140)
SM Energy Co.	(183,909)	(5,798,651)
Targa Resources Corp.	(87,135)	(4,906,572)
WPX Energy, Inc.	(218,789)	(4,402,035)
		(19,462,093)
Personal Products — (0.4)%
Coty, Inc., Class A	(162,861)	(2,045,534)
Professional Services — (0.1)%
TriNet Group, Inc.	(5,673)	(319,503)
Real Estate Management and Development — (1.2)%
Howard Hughes Corp. (The)	(28,207)	(3,503,874)
Kennedy-Wilson Holdings, Inc.	(158,341)	(3,404,331)
		(6,908,205)
Semiconductors and Semiconductor Equipment — (0.6)%
Cree, Inc.	(95,329)	(3,610,109)
Software — (1.3)%
2U, Inc.	(57,803)	(4,346,208)
Guidewire Software, Inc.	(31,531)	(3,184,946)
		(7,531,154)
Specialty Retail — (0.7)%
Monro, Inc.	(54,083)	(3,764,177)
Thrifts and Mortgage Finance — (0.2)%
TFS Financial Corp.	(69,629)	(1,045,131)
Trading Companies and Distributors — (1.4)%
NOW, Inc.	(247,859)	(4,102,067)
SiteOne Landscape Supply, Inc.	(55,430)	(4,176,096)
		(8,278,163)

Water Utilities — (0.3)%
Aqua America, Inc.	(53,697)	(1,981,419)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $154,919,902)		(166,180,262)
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,025,066)
TOTAL NET ASSETS — 100.0%		$573,628,560

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $207,276,732.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	733,770,205	—	—
Temporary Cash Investments	—	8,063,683	—
	733,770,205	8,063,683	—
Liabilities
Securities Sold Short
Common Stocks	166,180,262	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
September 30, 2018

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

NT Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 5.7%
Astronics Corp.(1)	1,326	57,681
Boeing Co. (The)	34,388	12,788,897
Lockheed Martin Corp.	22,753	7,871,628
Raytheon Co.	32,429	6,701,777
Textron, Inc.	62,779	4,486,815
		31,906,798
Auto Components†
Stoneridge, Inc.(1)	2,699	80,214
Banks — 0.3%
Central Pacific Financial Corp.	66,770	1,764,731
Beverages — 1.2%
Coca-Cola Co. (The)	12,047	556,451
Constellation Brands, Inc., Class A	24,911	5,371,310
PepsiCo, Inc.	5,683	635,359
		6,563,120
Biotechnology — 6.5%
AbbVie, Inc.	105,035	9,934,210
Alexion Pharmaceuticals, Inc.(1)	39,487	5,489,088
Amgen, Inc.	36,563	7,579,144
Biogen, Inc.(1)	22,657	8,004,945
Celgene Corp.(1)	23,640	2,115,543
Genomic Health, Inc.(1)	12,003	842,851
Incyte Corp.(1)	33,609	2,321,710
		36,287,491
Building Products — 0.1%
Continental Building Products, Inc.(1)	6,906	259,320
Capital Markets — 0.3%
BGC Partners, Inc., Class A	8,241	97,409
Cboe Global Markets, Inc.	17,336	1,663,562
		1,760,971
Chemicals — 0.4%
Kraton Corp.(1)	42,113	1,985,628
Scotts Miracle-Gro Co. (The)	644	50,702
Trinseo SA	1,420	111,186
		2,147,516
Commercial Services and Supplies — 1.2%
MSA Safety, Inc.	33,650	3,581,706
Republic Services, Inc.	42,468	3,085,725
		6,667,431
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	17,300	4,599,378
Consumer Finance — 1.4%
Discover Financial Services	49,398	3,776,477

Synchrony Financial	135,495	4,211,185
		7,987,662
Diversified Consumer Services — 0.9%
Cambium Learning Group, Inc.(1)	24,870	294,461
Grand Canyon Education, Inc.(1)	16,382	1,847,889
H&R Block, Inc.	111,988	2,883,691
		5,026,041
Diversified Telecommunication Services†
Vonage Holdings Corp.(1)	8,623	122,102
Electrical Equipment — 0.2%
AMETEK, Inc.	15,644	1,237,753
Electronic Equipment, Instruments and Components — 0.6%
FLIR Systems, Inc.	50,139	3,082,044
Vishay Precision Group, Inc.(1)	5,862	219,239
		3,301,283
Energy Equipment and Services — 1.0%
Halliburton Co.	140,857	5,708,934
Entertainment — 2.3%
Activision Blizzard, Inc.	49,368	4,106,924
Electronic Arts, Inc.(1)	48,829	5,883,406
Netflix, Inc.(1)	4,427	1,656,273
Walt Disney Co. (The)	7,158	837,057
		12,483,660
Equity Real Estate Investment Trusts (REITs) — 0.5%
PS Business Parks, Inc.	21,206	2,695,071
Food and Staples Retailing — 0.6%
US Foods Holding Corp.(1)	112,719	3,473,999
Walgreens Boots Alliance, Inc.	1,073	78,222
		3,552,221
Health Care Equipment and Supplies — 2.1%
CONMED Corp.	9,218	730,250
Haemonetics Corp.(1)	17,297	1,981,891
ICU Medical, Inc.(1)	12,707	3,592,904
Integer Holdings Corp.(1)	13,739	1,139,650
Intuitive Surgical, Inc.(1)	7,776	4,463,424
		11,908,119
Health Care Providers and Services — 4.6%
Cigna Corp.	24,316	5,063,807
Express Scripts Holding Co.(1)	3,757	356,953
Tivity Health, Inc.(1)	41,415	1,331,492
UnitedHealth Group, Inc.	57,446	15,282,934
WellCare Health Plans, Inc.(1)	10,382	3,327,327
		25,362,513
Health Care Technology — 0.2%
athenahealth, Inc.(1)	2,143	286,305
HealthStream, Inc.	19,214	595,826
		882,131
Hotels, Restaurants and Leisure — 0.8%
Las Vegas Sands Corp.	74,393	4,413,737

Ruth's Hospitality Group, Inc.	1,852	58,430
		4,472,167
Household Durables — 0.8%
NVR, Inc.(1)	274	676,999
PulteGroup, Inc.	145,508	3,604,233
		4,281,232
Insurance — 1.1%
Progressive Corp. (The)	89,572	6,363,195
Interactive Media and Services — 9.7%
Alphabet, Inc., Class A(1)	27,511	33,207,978
Facebook, Inc., Class A(1)	121,836	20,037,149
QuinStreet, Inc.(1)	44,325	601,490
		53,846,617
Internet and Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)	16,071	32,190,213
Booking Holdings, Inc.(1)	65	128,960
eBay, Inc.(1)	73,209	2,417,361
Nutrisystem, Inc.	44,547	1,650,467
Stamps.com, Inc.(1)	1,386	313,513
		36,700,514
IT Services — 6.1%
Accenture plc, Class A	31,657	5,388,021
CSG Systems International, Inc.	15,640	627,790
Fidelity National Information Services, Inc.	5,667	618,100
International Business Machines Corp.	48,986	7,407,173
MasterCard, Inc., Class A	11,482	2,556,008
Unisys Corp.(1)	59,895	1,221,858
Visa, Inc., Class A	105,034	15,764,553
		33,583,503
Leisure Products — 0.1%
MCBC Holdings, Inc.(1)	7,930	284,528
Machinery — 0.8%
Caterpillar, Inc.	16,933	2,582,113
Hyster-Yale Materials Handling, Inc.	117	7,199
Lydall, Inc.(1)	1,865	80,382
Parker-Hannifin Corp.	9,617	1,768,855
		4,438,549
Media — 0.2%
Entravision Communications Corp., Class A	160,758	787,714
tronc, Inc.(1)	11,013	179,843
		967,557
Oil, Gas and Consumable Fuels — 1.3%
Continental Resources, Inc.(1)	68,283	4,662,363
EOG Resources, Inc.	21,284	2,715,200
		7,377,563
Personal Products — 0.6%
Medifast, Inc.	15,699	3,478,113
Pharmaceuticals — 4.0%
Allergan plc	22,858	4,353,992

Bristol-Myers Squibb Co.	108,122	6,712,214
Eli Lilly & Co.	44,532	4,778,729
Zoetis, Inc.	67,600	6,189,456
		22,034,391
Professional Services — 1.8%
ASGN, Inc.(1)	2,763	218,084
BG Staffing, Inc.	12,397	337,198
Insperity, Inc.	23,056	2,719,455
Kforce, Inc.	31,051	1,167,518
Robert Half International, Inc.	73,017	5,138,937
TrueBlue, Inc.(1)	4,807	125,222
		9,706,414
Real Estate Management and Development†
Newmark Group, Inc., Class A	10,908	122,061
Road and Rail — 0.3%
ArcBest Corp.	30,556	1,483,494
Semiconductors and Semiconductor Equipment — 4.2%
Analog Devices, Inc.	25,179	2,328,050
Broadcom, Inc.	23,826	5,878,589
Cypress Semiconductor Corp.	106,405	1,541,808
Intel Corp.	82,877	3,919,253
Micron Technology, Inc.(1)	16,595	750,592
MKS Instruments, Inc.	44,930	3,601,140
NVIDIA Corp.	8,548	2,402,159
ON Semiconductor Corp.(1)	91,053	1,678,107
Qorvo, Inc.(1)	6,221	478,333
Texas Instruments, Inc.	6,525	700,067
		23,278,098
Software — 11.7%
Adobe Systems, Inc.(1)	40,966	11,058,772
Cadence Design Systems, Inc.(1)	105,348	4,774,371
Intuit, Inc.	13,655	3,105,147
LogMeIn, Inc.	34,960	3,114,936
Microsoft Corp.	279,202	31,932,333
Progress Software Corp.	25,652	905,259
salesforce.com, Inc.(1)	12,615	2,006,163
Ultimate Software Group, Inc. (The)(1)	12,283	3,957,460
VMware, Inc., Class A(1)	26,148	4,080,657
		64,935,098
Specialty Retail — 4.9%
Asbury Automotive Group, Inc.(1)	57,184	3,931,400
AutoZone, Inc.(1)	6,823	5,292,601
Burlington Stores, Inc.(1)	30,417	4,955,538
Home Depot, Inc. (The)	25,454	5,272,796
Ross Stores, Inc.	65,408	6,481,933
Tailored Brands, Inc.	59,843	1,507,445
		27,441,713
Technology Hardware, Storage and Peripherals — 9.3%
Apple, Inc.	188,407	42,530,996

Immersion Corp.(1)	33,224	351,178
NetApp, Inc.	53,408	4,587,213
Western Digital Corp.	67,542	3,953,909
		51,423,296
Textiles, Apparel and Luxury Goods — 2.9%
Columbia Sportswear Co.	24,688	2,297,712
Deckers Outdoor Corp.(1)	35,942	4,262,002
Michael Kors Holdings Ltd.(1)	64,830	4,444,745
Movado Group, Inc.	2,445	102,446
Oxford Industries, Inc.	5,720	515,944
Tapestry, Inc.	89,334	4,490,820
		16,113,669
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	32,676	1,445,913
Merchants Bancorp	5,686	144,538
WMIH Corp.(1)	22,239	30,912
		1,621,363
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.(1)	74,419	5,222,725
TOTAL COMMON STOCKS (Cost $409,224,255)		551,480,320
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $3,909,158), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $3,837,767)		3,837,127
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $2,287,461), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $2,239,196)		2,239,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,220	4,220
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,080,347)		6,080,347
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $415,304,602)		557,560,667
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,224,329)
TOTAL NET ASSETS — 100.0%		$555,336,338

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	551,480,320	—	—
Temporary Cash Investments	4,220	6,076,127	—
	551,484,540	6,076,127	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
September 30, 2018

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 4.7%
Boeing Co. (The)	63,321	23,549,080
Curtiss-Wright Corp.	31,339	4,306,605
Lockheed Martin Corp.	56,489	19,542,935
Raytheon Co.	82,588	17,067,636
Teledyne Technologies, Inc.(1)	4,931	1,216,379
Textron, Inc.	195,321	13,959,592
		79,642,227
Banks — 6.8%
Bank of America Corp.	982,081	28,932,106
BB&T Corp.	30,213	1,466,539
Citigroup, Inc.	4,505	323,189
Fifth Third Bancorp	10,722	299,358
JPMorgan Chase & Co.	367,129	41,426,836
SunTrust Banks, Inc.	201,199	13,438,081
U.S. Bancorp	329,980	17,426,244
Wells Fargo & Co.	214,790	11,289,363
		114,601,716
Beverages — 0.9%
Constellation Brands, Inc., Class A	73,448	15,836,858
Biotechnology — 4.5%
AbbVie, Inc.	196,308	18,566,811
Alexion Pharmaceuticals, Inc.(1)	35,479	4,931,936
Amgen, Inc.	123,260	25,550,565
Biogen, Inc.(1)	57,020	20,145,736
Celgene Corp.(1)	82,213	7,357,241
		76,552,289
Capital Markets — 0.8%
Affiliated Managers Group, Inc.	20,245	2,767,896
Evercore, Inc., Class A	109,401	11,000,271
		13,768,167
Chemicals — 0.1%
Trinseo SA	16,572	1,297,588
Commercial Services and Supplies — 2.1%
Clean Harbors, Inc.(1)	10,117	724,175
MSA Safety, Inc.	46,243	4,922,105
Republic Services, Inc.	191,590	13,920,929
Waste Management, Inc.	168,033	15,183,462
		34,750,671
Communications Equipment — 1.8%
Cisco Systems, Inc.	622,707	30,294,695
Consumer Finance — 2.6%
American Express Co.	157,480	16,770,045
Discover Financial Services	187,562	14,339,115

Synchrony Financial	415,233	12,905,442
		44,014,602
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	4,100	2,375,130
H&R Block, Inc.	515,002	13,261,301
		15,636,431
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	64,417	13,792,324
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	148,741	4,994,723
Verizon Communications, Inc.	30,012	1,602,340
		6,597,063
Electric Utilities — 0.2%
OGE Energy Corp.	93,237	3,386,368
Electrical Equipment — 0.1%
Generac Holdings, Inc.(1)	23,210	1,309,276
Energy Equipment and Services — 0.9%
Halliburton Co.	374,408	15,174,756
Entertainment — 0.9%
Electronic Arts, Inc.(1)	128,134	15,438,866
Equity Real Estate Investment Trusts (REITs) — 3.8%
Gaming and Leisure Properties, Inc.	208,347	7,344,232
Highwoods Properties, Inc.	40,249	1,902,168
Host Hotels & Resorts, Inc.	311,753	6,577,988
Kimco Realty Corp.	454,194	7,603,208
Life Storage, Inc.	8,284	788,305
Park Hotels & Resorts, Inc.	316,079	10,373,713
PotlatchDeltic Corp.	202,371	8,287,092
PS Business Parks, Inc.	23,582	2,997,036
Senior Housing Properties Trust	62,951	1,105,420
Weingarten Realty Investors	135,864	4,043,313
Weyerhaeuser Co.	380,945	12,293,095
		63,315,570
Food and Staples Retailing — 0.7%
US Foods Holding Corp.(1)	394,741	12,165,918
Food Products — 0.7%
Conagra Brands, Inc.	44,399	1,508,234
Mondelez International, Inc., Class A	130,595	5,610,361
Pinnacle Foods, Inc.	70,770	4,586,604
		11,705,199
Health Care Equipment and Supplies — 4.9%
Abbott Laboratories	316,464	23,215,799
Haemonetics Corp.(1)	56,051	6,422,324
Hill-Rom Holdings, Inc.	70,018	6,609,699
Intuitive Surgical, Inc.(1)	30,282	17,381,868
Medtronic plc	190,094	18,699,547
STERIS plc	48,481	5,546,226
Varian Medical Systems, Inc.(1)	45,011	5,038,081
		82,913,544

Health Care Providers and Services — 2.2%
Cigna Corp.	18,769	3,908,644
Express Scripts Holding Co.(1)	36,704	3,487,247
UnitedHealth Group, Inc.	114,735	30,524,100
		37,919,991
Health Care Technology — 0.7%
Cerner Corp.(1)	184,289	11,870,054
Hotels, Restaurants and Leisure — 0.6%
Las Vegas Sands Corp.	178,014	10,561,571
Household Durables — 0.6%
Garmin Ltd.	26,292	1,841,755
NVR, Inc.(1)	2,739	6,767,521
PulteGroup, Inc.	51,335	1,271,568
		9,880,844
Household Products — 0.1%
Procter & Gamble Co. (The)	29,497	2,455,035
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	126,440	21,039,616
Insurance — 2.0%
Hartford Financial Services Group, Inc. (The)	273,914	13,684,744
Progressive Corp. (The)	230,306	16,360,938
Torchmark Corp.	39,680	3,439,859
		33,485,541
Interactive Media and Services — 6.1%
Alphabet, Inc., Class A(1)	53,351	64,398,925
Facebook, Inc., Class A(1)	231,641	38,095,679
		102,494,604
Internet and Direct Marketing Retail — 4.3%
Amazon.com, Inc.(1)	33,520	67,140,560
eBay, Inc.(1)	151,609	5,006,129
		72,146,689
IT Services — 2.9%
Akamai Technologies, Inc.(1)	41,727	3,052,330
DXC Technology Co.	19,674	1,839,912
International Business Machines Corp.	142,841	21,598,988
Jack Henry & Associates, Inc.	14,066	2,251,685
MAXIMUS, Inc.	30,732	1,999,424
Teradata Corp.(1)	9,549	360,093
Visa, Inc., Class A	115,650	17,357,909
		48,460,341
Leisure Products†
Brunswick Corp.	5,583	374,173
Machinery — 2.1%
Caterpillar, Inc.	129,201	19,701,860
Oshkosh Corp.	89,387	6,367,930
Parker-Hannifin Corp.	46,361	8,527,179
		34,596,969
Media — 0.2%
CBS Corp., Class B	56,790	3,262,585

John Wiley & Sons, Inc., Class A	5,206	315,484
		3,578,069
Multi-Utilities — 0.1%
NorthWestern Corp.	24,323	1,426,787
Multiline Retail — 1.5%
Kohl's Corp.	199,406	14,865,717
Macy's, Inc.	305,539	10,611,370
		25,477,087
Oil, Gas and Consumable Fuels — 6.2%
Chevron Corp.	240,051	29,353,436
ConocoPhillips	229,106	17,732,805
Exxon Mobil Corp.	127,404	10,831,888
HollyFrontier Corp.	177,946	12,438,425
Marathon Petroleum Corp.	213,788	17,096,626
PBF Energy, Inc., Class A	31,375	1,565,926
Phillips 66	137,233	15,468,904
		104,488,010
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.	177,804	4,710,028
Personal Products — 0.6%
Edgewell Personal Care Co.(1)	207,556	9,595,314
Pharmaceuticals — 4.6%
Allergan plc	75,415	14,365,049
Bristol-Myers Squibb Co.	176,000	10,926,080
Johnson & Johnson	99,919	13,805,808
Merck & Co., Inc.	12,961	919,453
Pfizer, Inc.	785,865	34,633,071
Zoetis, Inc.	23,112	2,116,135
		76,765,596
Professional Services — 0.9%
Dun & Bradstreet Corp. (The)	12,354	1,760,569
Robert Half International, Inc.	190,819	13,429,841
		15,190,410
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.	63,460	9,158,547
Road and Rail — 0.5%
Norfolk Southern Corp.	45,786	8,264,373
Semiconductors and Semiconductor Equipment — 4.7%
Applied Materials, Inc.	226,183	8,741,973
Broadcom, Inc.	59,985	14,800,099
Intel Corp.	576,389	27,257,436
Lam Research Corp.	82,076	12,450,929
QUALCOMM, Inc.	132,924	9,574,516
Skyworks Solutions, Inc.	75,555	6,853,594
		79,678,547
Software — 7.5%
Adobe Systems, Inc.(1)	89,909	24,270,934
CDK Global, Inc.	10,757	672,958
Intuit, Inc.	4,823	1,096,750

LogMeIn, Inc.	36,981	3,295,007
Microsoft Corp.	648,402	74,157,737
Oracle Corp. (New York)	219,676	11,326,495
VMware, Inc., Class A(1)	77,867	12,151,924
		126,971,805
Specialty Retail — 1.9%
AutoZone, Inc.(1)	19,551	15,165,711
Ross Stores, Inc.	168,351	16,683,584
		31,849,295
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	268,752	60,668,076
Seagate Technology plc	101,596	4,810,571
Western Digital Corp.	78,998	4,624,543
		70,103,190
Textiles, Apparel and Luxury Goods — 2.5%
Deckers Outdoor Corp.(1)	126,831	15,039,620
Michael Kors Holdings Ltd.(1)	197,134	13,515,507
Tapestry, Inc.	283,455	14,249,283
		42,804,410
Trading Companies and Distributors — 0.2%
United Rentals, Inc.(1)	17,666	2,890,157
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.(1)	85,446	5,996,600
TOTAL COMMON STOCKS (Cost $1,225,988,583)		1,656,427,781
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $19,947,730), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $19,583,431)		19,580,168
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $11,658,625), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $11,430,000)		11,429,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	52,472	52,472
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,061,640)		31,061,640
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,257,050,223)		1,687,489,421
OTHER ASSETS AND LIABILITIES†		(437,803)
TOTAL NET ASSETS — 100.0%		$1,687,051,618

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	74	December 2018	$3,700	$10,800,300	$(67,143)

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,656,427,781	—	—
Temporary Cash Investments	52,472	31,009,168	—
	1,656,480,253	31,009,168	—
Liabilities
Other Financial Instruments
Futures Contracts	67,143	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
September 30, 2018

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 0.6%
Curtiss-Wright Corp.	17,446	2,397,429
Air Freight and Logistics — 0.1%
Forward Air Corp.	7,311	524,199
Auto Components — 0.6%
Stoneridge, Inc.(1)	77,415	2,300,774
Banks — 7.5%
Bancorp, Inc. (The)(1)	208,665	2,001,097
Bank of NT Butterfield & Son Ltd. (The)	55,123	2,858,679
Boston Private Financial Holdings, Inc.	6,701	91,469
Camden National Corp.	10,895	473,279
Central Pacific Financial Corp.	84,265	2,227,124
Customers Bancorp, Inc.(1)	64,123	1,508,814
Enterprise Financial Services Corp.	32,624	1,730,703
Financial Institutions, Inc.	31,131	977,513
First Citizens BancShares, Inc., Class A	4,847	2,192,201
Franklin Financial Network, Inc.(1)	72,611	2,839,090
Hanmi Financial Corp.	14,389	358,286
Hilltop Holdings, Inc.	104,685	2,111,497
Independent Bank Corp.	70,053	1,656,754
International Bancshares Corp.	68,250	3,071,250
OFG Bancorp	96,737	1,562,303
Trico Bancshares	10,302	397,863
UMB Financial Corp.	35,311	2,503,550
United Community Banks, Inc.	91,669	2,556,648
		31,118,120
Biotechnology — 4.7%
Acorda Therapeutics, Inc.(1)	47,622	935,772
Amicus Therapeutics, Inc.(1)	94,665	1,144,500
Ardelyx, Inc.(1)	36,219	157,553
BioSpecifics Technologies Corp.(1)	1,678	98,146
ChemoCentryx, Inc.(1)	56,354	712,315
CytomX Therapeutics, Inc.(1)	53,712	993,672
Emergent BioSolutions, Inc.(1)	22,198	1,461,294
Enanta Pharmaceuticals, Inc.(1)	13,045	1,114,826
Exelixis, Inc.(1)	39,438	698,841
Genomic Health, Inc.(1)	18,056	1,267,892
Halozyme Therapeutics, Inc.(1)	69,536	1,263,469
Ligand Pharmaceuticals, Inc.(1)	8,558	2,349,085
Loxo Oncology, Inc.(1)	10,732	1,833,348
Myriad Genetics, Inc.(1)	29,223	1,344,258
Pieris Pharmaceuticals, Inc.(1)	160,150	896,840
Protagonist Therapeutics, Inc.(1)	48,111	495,062
Puma Biotechnology, Inc.(1)	5,841	267,810

REGENXBIO, Inc.(1)	5,193	392,072
Sangamo Therapeutics, Inc.(1)	61,558	1,043,408
Vanda Pharmaceuticals, Inc.(1)	53,394	1,225,392
		19,695,555
Building Products — 1.0%
Continental Building Products, Inc.(1)	64,165	2,409,396
Patrick Industries, Inc.(1)	31,027	1,836,798
		4,246,194
Capital Markets — 1.8%
Blucora, Inc.(1)	68,833	2,770,528
Evercore, Inc., Class A	24,669	2,480,468
Investment Technology Group, Inc.	96,550	2,091,273
Piper Jaffray Cos.	3,470	264,935
		7,607,204
Chemicals — 2.3%
Chemours Co. (The)	44,149	1,741,236
FutureFuel Corp.	10,727	198,878
KMG Chemicals, Inc.	17,253	1,303,637
Kraton Corp.(1)	51,411	2,424,029
Kronos Worldwide, Inc.	18,147	294,889
OMNOVA Solutions, Inc.(1)	74,100	729,885
Trinseo SA	35,962	2,815,825
		9,508,379
Commercial Services and Supplies — 3.6%
ACCO Brands Corp.	131,480	1,485,724
Brady Corp., Class A	68,504	2,997,050
Deluxe Corp.	18,636	1,061,134
Herman Miller, Inc.	67,736	2,601,062
McGrath RentCorp	14,248	776,089
MSA Safety, Inc.	33,271	3,541,365
Quad/Graphics, Inc.	103,184	2,150,355
SP Plus Corp.(1)	14,907	544,105
		15,156,884
Communications Equipment — 0.3%
Comtech Telecommunications Corp.	11,415	414,022
Lumentum Holdings, Inc.(1)	11,964	717,242
		1,131,264
Construction and Engineering — 1.0%
EMCOR Group, Inc.	41,202	3,094,682
Orion Group Holdings, Inc.(1)	19,949	150,615
Primoris Services Corp.	30,782	764,009
Sterling Construction Co., Inc.(1)	10,919	156,360
		4,165,666
Consumer Finance — 0.5%
Enova International, Inc.(1)	72,479	2,087,395
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.(1)	51,982	2,505,532
American Public Education, Inc.(1)	18,620	615,391
Grand Canyon Education, Inc.(1)	16,147	1,821,382

Laureate Education, Inc., Class A(1)	59,908	924,980
		5,867,285
Diversified Financial Services — 0.6%
On Deck Capital, Inc.(1)	313,520	2,373,346
Diversified Telecommunication Services — 0.2%
Frontier Communications Corp.	70,452	457,233
Ooma, Inc.(1)	12,651	210,007
Windstream Holdings, Inc.(1)	61,791	302,776
		970,016
Electrical Equipment — 1.3%
Atkore International Group, Inc.(1)	85,913	2,279,272
Generac Holdings, Inc.(1)	57,849	3,263,262
		5,542,534
Electronic Equipment, Instruments and Components — 1.4%
Electro Scientific Industries, Inc.(1)	57,023	995,051
KEMET Corp.(1)	93,003	1,725,206
Vishay Intertechnology, Inc.	107,654	2,190,759
Vishay Precision Group, Inc.(1)	30,117	1,126,376
		6,037,392
Energy Equipment and Services — 3.2%
Archrock, Inc.	232,708	2,839,038
Exterran Corp.(1)	88,368	2,344,403
Mammoth Energy Services, Inc.	6,353	184,872
Matrix Service Co.(1)	16,680	411,162
McDermott International, Inc.(1)	121,115	2,232,149
Newpark Resources, Inc.(1)	197,716	2,046,361
SEACOR Holdings, Inc.(1)	45,345	2,240,496
Smart Sand, Inc.(1)	28,156	115,721
Unit Corp.(1)	38,327	998,802
		13,413,004
Equity Real Estate Investment Trusts (REITs) — 4.4%
Braemar Hotels & Resorts, Inc.	41,190	484,806
CareTrust REIT, Inc.	69,058	1,223,017
Chatham Lodging Trust	44,221	923,777
Chesapeake Lodging Trust	86,531	2,775,049
City Office REIT, Inc.	56,917	718,292
Front Yard Residential Corp.	100,220	1,087,387
InfraREIT, Inc.	22,797	482,157
MedEquities Realty Trust, Inc.	143,794	1,397,678
Pebblebrook Hotel Trust	71,929	2,616,058
PotlatchDeltic Corp.	40,892	1,674,527
PS Business Parks, Inc.	24,417	3,103,156
Select Income REIT	86,889	1,906,345
		18,392,249
Food and Staples Retailing — 0.5%
United Natural Foods, Inc.(1)	66,393	1,988,470
Food Products — 0.5%
Cal-Maine Foods, Inc.	34,893	1,685,332

John B Sanfilippo & Son, Inc.	4,216	300,938
		1,986,270
Health Care Equipment and Supplies — 4.8%
AngioDynamics, Inc.(1)	81,826	1,778,897
Atrion Corp.	268	186,206
Cardiovascular Systems, Inc.(1)	23,650	925,661
CONMED Corp.	33,981	2,691,975
Globus Medical, Inc., Class A(1)	62,279	3,534,956
Haemonetics Corp.(1)	28,874	3,308,383
Integer Holdings Corp.(1)	34,988	2,902,255
Orthofix Medical, Inc.(1)	7,189	415,596
STAAR Surgical Co.(1)	59,948	2,877,504
Surmodics, Inc.(1)	18,724	1,397,747
		20,019,180
Health Care Providers and Services — 3.4%
Addus HomeCare Corp.(1)	15,709	1,101,986
Amedisys, Inc.(1)	27,950	3,492,632
Ensign Group, Inc. (The)	26,877	1,019,176
Molina Healthcare, Inc.(1)	9,078	1,349,899
Tenet Healthcare Corp.(1)	88,409	2,516,120
Tivity Health, Inc.(1)	70,994	2,282,457
WellCare Health Plans, Inc.(1)	7,226	2,315,861
		14,078,131
Health Care Technology — 0.1%
HealthStream, Inc.	13,451	417,116
Hotels, Restaurants and Leisure — 1.3%
Brinker International, Inc.	19,344	903,945
Eldorado Resorts, Inc.(1)	7,013	340,832
International Speedway Corp., Class A	59,213	2,593,529
Jack in the Box, Inc.	10,183	853,641
Penn National Gaming, Inc.(1)	16,690	549,435
Town Sports International Holdings, Inc.(1)	31,761	274,733
		5,516,115
Household Durables — 1.1%
Beazer Homes USA, Inc.(1)	62,085	651,892
Hooker Furniture Corp.	7,394	249,917
La-Z-Boy, Inc.	15,116	477,666
M.D.C. Holdings, Inc.	48,734	1,441,552
ZAGG, Inc.(1)	106,396	1,569,341
		4,390,368
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc., Class A	22,536	429,085
TerraForm Power, Inc., Class A	167,232	1,931,530
		2,360,615
Insurance — 1.7%
CNO Financial Group, Inc.	121,550	2,579,291
FBL Financial Group, Inc., Class A	1,684	126,721
Health Insurance Innovations, Inc., Class A(1)	17,499	1,078,813
Stewart Information Services Corp.	61,213	2,755,197

Universal Insurance Holdings, Inc.	14,845	720,725
		7,260,747
Interactive Media and Services — 1.3%
Care.com, Inc.(1)	122,015	2,697,752
QuinStreet, Inc.(1)	150,297	2,039,530
XO Group, Inc.(1)	20,745	715,288
		5,452,570
Internet and Direct Marketing Retail — 1.6%
Groupon, Inc.(1)	566,316	2,135,011
Nutrisystem, Inc.	57,922	2,146,010
Shutterfly, Inc.(1)	33,258	2,191,370
Stamps.com, Inc.(1)	931	210,592
		6,682,983
IT Services — 1.3%
Carbonite, Inc.(1)	59,380	2,116,897
Endurance International Group Holdings, Inc.(1)	253,808	2,233,510
Everi Holdings, Inc.(1)	89,657	822,155
Web.com Group, Inc.(1)	8,995	250,961
		5,423,523
Leisure Products — 1.4%
Malibu Boats, Inc., Class A(1)	47,911	2,621,690
MCBC Holdings, Inc.(1)	89,523	3,212,085
		5,833,775
Life Sciences Tools and Services — 0.9%
Medpace Holdings, Inc.(1)	37,896	2,270,349
NeoGenomics, Inc.(1)	105,280	1,616,048
		3,886,397
Machinery — 2.9%
Columbus McKinnon Corp.	19,253	761,264
Commercial Vehicle Group, Inc.(1)	7,561	69,259
Global Brass & Copper Holdings, Inc.	68,733	2,536,248
Harsco Corp.(1)	110,466	3,153,804
Meritor, Inc.(1)	32,672	632,530
Navistar International Corp.(1)	58,365	2,247,052
SPX FLOW, Inc.(1)	22,386	1,164,072
TriMas Corp.(1)	45,938	1,396,515
		11,960,744
Marine — 0.4%
Genco Shipping & Trading Ltd.(1)	88,460	1,238,440
Safe Bulkers, Inc.(1)	100,654	289,884
		1,528,324
Media — 1.6%
Emerald Expositions Events, Inc.	15,543	256,149
Entravision Communications Corp., Class A	199,479	977,447
New Media Investment Group, Inc.	128,237	2,012,039
Nexstar Media Group, Inc., Class A	35,663	2,902,968
TechTarget, Inc.(1)	28,917	561,568
		6,710,171

Metals and Mining — 1.7%
Kaiser Aluminum Corp.	25,782	2,811,785
Schnitzer Steel Industries, Inc., Class A	85,038	2,300,278
Worthington Industries, Inc.	49,197	2,133,182
		7,245,245
Oil, Gas and Consumable Fuels — 3.0%
Bonanza Creek Energy, Inc.(1)	16,015	476,927
Denbury Resources, Inc.(1)	480,680	2,980,216
Evolution Petroleum Corp.	43,486	480,520
HighPoint Resources Corp.(1)	27,121	132,350
NACCO Industries, Inc., Class A	33,050	1,082,388
Overseas Shipholding Group, Inc., Class A(1)	47,162	148,560
Southwestern Energy Co.(1)	530,853	2,712,659
Teekay Corp.	120,009	808,861
W&T Offshore, Inc.(1)	376,221	3,626,770
		12,449,251
Paper and Forest Products — 1.1%
Louisiana-Pacific Corp.	128,157	3,394,879
Verso Corp., Class A(1)	36,284	1,221,682
		4,616,561
Personal Products — 0.8%
Medifast, Inc.	11,579	2,565,327
Natural Health Trends Corp.	29,818	694,163
		3,259,490
Pharmaceuticals — 2.0%
ANI Pharmaceuticals, Inc.(1)	12,736	720,094
Aratana Therapeutics, Inc.(1)	15,920	92,973
Assertio Therapeutics, Inc.(1)	147,455	867,035
Corcept Therapeutics, Inc.(1)	86,907	1,218,436
Horizon Pharma plc(1)	83,147	1,628,018
Innoviva, Inc.(1)	74,219	1,131,098
Phibro Animal Health Corp., Class A	28,340	1,215,786
Supernus Pharmaceuticals, Inc.(1)	27,401	1,379,640
		8,253,080
Professional Services — 2.0%
Barrett Business Services, Inc.	13,169	879,426
BG Staffing, Inc.	35,178	956,841
Heidrick & Struggles International, Inc.	64,667	2,188,978
Kforce, Inc.	58,325	2,193,020
TrueBlue, Inc.(1)	82,293	2,143,733
		8,361,998
Real Estate Management and Development — 0.3%
Marcus & Millichap, Inc.(1)	30,549	1,060,356
RMR Group, Inc. (The), Class A	4,168	386,790
		1,447,146
Road and Rail — 2.4%
ArcBest Corp.	53,920	2,617,816
Avis Budget Group, Inc.(1)	44,818	1,440,450
Covenant Transportation Group, Inc., Class A(1)	27,172	789,618

Saia, Inc.(1)	23,071	1,763,778
USA Truck, Inc.(1)	18,512	374,498
Werner Enterprises, Inc.	69,571	2,459,335
YRC Worldwide, Inc.(1)	41,751	374,924
		9,820,419
Semiconductors and Semiconductor Equipment — 4.4%
Amkor Technology, Inc.(1)	125,197	925,206
Cabot Microelectronics Corp.	20,477	2,112,612
Diodes, Inc.(1)	70,379	2,342,917
Entegris, Inc.	79,068	2,289,019
Lattice Semiconductor Corp.(1)	290,817	2,326,536
MKS Instruments, Inc.	31,994	2,564,319
Nanometrics, Inc.(1)	62,851	2,358,169
Rudolph Technologies, Inc.(1)	49,758	1,216,583
SMART Global Holdings, Inc.(1)	72,665	2,088,392
		18,223,753
Software — 6.5%
Appfolio, Inc., Class A(1)	14,176	1,111,398
Aspen Technology, Inc.(1)	18,423	2,098,564
Cornerstone OnDemand, Inc.(1)	48,155	2,732,796
Envestnet, Inc.(1)	53,739	3,275,392
Fair Isaac Corp.(1)	10,863	2,482,739
Model N, Inc.(1)	112,274	1,779,543
New Relic, Inc.(1)	25,029	2,358,483
Paylocity Holding Corp.(1)	30,711	2,466,707
Progress Software Corp.	65,743	2,320,070
SPS Commerce, Inc.(1)	26,246	2,604,653
Upland Software, Inc.(1)	28,667	926,231
Verint Systems, Inc.(1)	9,046	453,205
Zendesk, Inc.(1)	29,046	2,062,266
Zix Corp.(1)	104,452	579,709
		27,251,756
Specialty Retail — 5.0%
Abercrombie & Fitch Co., Class A	54,181	1,144,303
American Eagle Outfitters, Inc.	115,000	2,855,450
Asbury Automotive Group, Inc.(1)	36,020	2,476,375
Barnes & Noble Education, Inc.(1)	258,971	1,491,673
Buckle, Inc. (The)	90,167	2,078,349
Caleres, Inc.	32,471	1,164,410
Citi Trends, Inc.	5,026	144,598
Conn's, Inc.(1)	15,528	548,915
Hibbett Sports, Inc.(1)	83,871	1,576,775
Party City Holdco, Inc.(1)	153,687	2,082,459
Shoe Carnival, Inc.	54,066	2,081,541
Tailored Brands, Inc.	111,016	2,796,493
Tilly's, Inc., Class A	12,712	240,892
		20,682,233
Technology Hardware, Storage and Peripherals — 0.1%
Immersion Corp.(1)	8,930	94,390

Pure Storage, Inc., Class A(1)	18,463	479,115
		573,505
Textiles, Apparel and Luxury Goods — 2.5%
Crocs, Inc.(1)	43,292	921,687
Deckers Outdoor Corp.(1)	27,877	3,305,654
Movado Group, Inc.	47,027	1,970,431
Oxford Industries, Inc.	24,504	2,210,261
Perry Ellis International, Inc.(1)	76,539	2,091,811
		10,499,844
Thrifts and Mortgage Finance — 2.5%
Essent Group Ltd.(1)	73,349	3,245,693
Flagstar Bancorp, Inc.(1)	69,575	2,189,525
NMI Holdings, Inc., Class A(1)	101,369	2,296,008
TrustCo Bank Corp. NY	84,308	716,618
Washington Federal, Inc.	68,124	2,179,968
		10,627,812
Trading Companies and Distributors — 2.4%
Aircastle Ltd.	111,076	2,433,675
Applied Industrial Technologies, Inc.	44,272	3,464,284
Kaman Corp.	29,387	1,962,464
Rush Enterprises, Inc., Class A	59,029	2,320,430
		10,180,853
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	38,772	597,089
TOTAL COMMON STOCKS (Cost $362,657,775)		412,120,423
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $3,356,821), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $3,295,517)		3,294,968
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,965,417), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $1,923,168)		1,923,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,269	3,269
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,221,237)		5,221,237
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $367,879,012)		417,341,660
OTHER ASSETS AND LIABILITIES — 0.1%		343,471
TOTAL NET ASSETS — 100.0%		$417,685,131

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	412,120,423	—	—
Temporary Cash Investments	3,269	5,217,968	—
	412,123,692	5,217,968	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2018

Small Company - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 0.6%
Curtiss-Wright Corp.	27,645	3,798,976
Air Freight and Logistics — 0.1%
Forward Air Corp.	12,031	862,623
Auto Components — 0.6%
Stoneridge, Inc.(1)	123,334	3,665,487
Banks — 7.4%
Bancorp, Inc. (The)(1)	318,153	3,051,087
Bank of NT Butterfield & Son Ltd. (The)	86,445	4,483,038
Boston Private Financial Holdings, Inc.	12,526	170,980
Camden National Corp.	14,469	628,533
Central Pacific Financial Corp.	129,334	3,418,298
Customers Bancorp, Inc.(1)	104,321	2,454,673
Enterprise Financial Services Corp.	55,603	2,949,739
Financial Institutions, Inc.	45,088	1,415,763
First Citizens BancShares, Inc., Class A	7,451	3,369,938
Franklin Financial Network, Inc.(1)	111,968	4,377,949
Hanmi Financial Corp.	23,537	586,071
Hilltop Holdings, Inc.	167,587	3,380,230
Independent Bank Corp.	102,724	2,429,423
International Bancshares Corp.	104,880	4,719,600
OFG Bancorp	153,254	2,475,052
Trico Bancshares	22,267	859,951
UMB Financial Corp.	57,192	4,054,913
United Community Banks, Inc.	144,157	4,020,539
		48,845,777
Biotechnology — 4.7%
Acorda Therapeutics, Inc.(1)	75,391	1,481,433
Amicus Therapeutics, Inc.(1)	149,459	1,806,959
Ardelyx, Inc.(1)	56,811	247,128
BioSpecifics Technologies Corp.(1)	2,360	138,036
ChemoCentryx, Inc.(1)	89,592	1,132,443
CytomX Therapeutics, Inc.(1)	82,783	1,531,485
Emergent BioSolutions, Inc.(1)	35,182	2,316,031
Enanta Pharmaceuticals, Inc.(1)	20,103	1,718,002
Exelixis, Inc.(1)	60,296	1,068,445
Genomic Health, Inc.(1)	27,784	1,950,992
Halozyme Therapeutics, Inc.(1)	106,417	1,933,597
Ligand Pharmaceuticals, Inc.(1)	13,275	3,643,855
Loxo Oncology, Inc.(1)	17,055	2,913,506
Myriad Genetics, Inc.(1)	45,747	2,104,362
Pieris Pharmaceuticals, Inc.(1)	251,921	1,410,758
Protagonist Therapeutics, Inc.(1)	77,868	801,262
Puma Biotechnology, Inc.(1)	9,627	441,398

REGENXBIO, Inc.(1)	8,613	650,282
Sangamo Therapeutics, Inc.(1)	97,749	1,656,846
Vanda Pharmaceuticals, Inc.(1)	83,511	1,916,577
		30,863,397
Building Products — 1.0%
Continental Building Products, Inc.(1)	100,154	3,760,783
Patrick Industries, Inc.(1)	47,632	2,819,814
		6,580,597
Capital Markets — 1.8%
Blucora, Inc.(1)	106,895	4,302,524
Evercore, Inc., Class A	37,974	3,818,285
Investment Technology Group, Inc.	151,088	3,272,566
Piper Jaffray Cos.	6,854	523,303
		11,916,678
Chemicals — 2.2%
Chemours Co. (The)	70,376	2,775,629
FutureFuel Corp.	8,446	156,589
KMG Chemicals, Inc.	26,356	1,991,459
Kraton Corp.(1)	80,320	3,787,088
Kronos Worldwide, Inc.	28,215	458,494
OMNOVA Solutions, Inc.(1)	116,745	1,149,938
Trinseo SA	55,915	4,378,145
		14,697,342
Commercial Services and Supplies — 3.6%
ACCO Brands Corp.	194,903	2,202,404
Brady Corp., Class A	108,689	4,755,144
Deluxe Corp.	29,999	1,708,143
Herman Miller, Inc.	106,115	4,074,816
McGrath RentCorp	20,802	1,133,085
MSA Safety, Inc.	52,012	5,536,157
Quad/Graphics, Inc.	158,156	3,295,971
SP Plus Corp.(1)	22,596	824,754
		23,530,474
Communications Equipment — 0.3%
Comtech Telecommunications Corp.	17,927	650,212
Lumentum Holdings, Inc.(1)	18,660	1,118,667
		1,768,879
Construction and Engineering — 1.0%
EMCOR Group, Inc.	62,966	4,729,376
Orion Group Holdings, Inc.(1)	27,340	206,417
Primoris Services Corp.	51,634	1,281,556
Sterling Construction Co., Inc.(1)	15,700	224,824
		6,442,173
Consumer Finance — 0.5%
Enova International, Inc.(1)	113,420	3,266,496
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.(1)	82,249	3,964,402
American Public Education, Inc.(1)	29,016	958,979
Grand Canyon Education, Inc.(1)	25,055	2,826,204

Laureate Education, Inc., Class A(1)	93,885	1,449,584
		9,199,169
Diversified Financial Services — 0.6%
On Deck Capital, Inc.(1)	499,698	3,782,714
Diversified Telecommunication Services — 0.2%
Frontier Communications Corp.	110,108	714,601
Ooma, Inc.(1)	17,295	287,097
Windstream Holdings, Inc.(1)	90,010	441,049
		1,442,747
Electrical Equipment — 1.3%
Atkore International Group, Inc.(1)	132,343	3,511,060
Generac Holdings, Inc.(1)	91,357	5,153,448
		8,664,508
Electronic Equipment, Instruments and Components — 1.4%
Electro Scientific Industries, Inc.(1)	85,772	1,496,722
KEMET Corp.(1)	146,026	2,708,782
Vishay Intertechnology, Inc.	167,556	3,409,765
Vishay Precision Group, Inc.(1)	46,918	1,754,733
		9,370,002
Energy Equipment and Services — 3.2%
Archrock, Inc.	361,773	4,413,631
Exterran Corp.(1)	138,896	3,684,911
Mammoth Energy Services, Inc.	9,875	287,363
Matrix Service Co.(1)	24,133	594,878
McDermott International, Inc.(1)	193,487	3,565,965
Newpark Resources, Inc.(1)	316,903	3,279,946
SEACOR Holdings, Inc.(1)	70,824	3,499,414
Smart Sand, Inc.(1)	44,655	183,532
Unit Corp.(1)	62,438	1,627,134
		21,136,774
Equity Real Estate Investment Trusts (REITs) — 4.3%
Braemar Hotels & Resorts, Inc.	67,070	789,414
CareTrust REIT, Inc.	108,741	1,925,803
Chatham Lodging Trust	66,590	1,391,065
Chesapeake Lodging Trust	129,774	4,161,852
City Office REIT, Inc.	88,963	1,122,713
Front Yard Residential Corp.	159,143	1,726,702
InfraREIT, Inc.	30,361	642,135
MedEquities Realty Trust, Inc.	235,131	2,285,473
Pebblebrook Hotel Trust	113,999	4,146,144
PotlatchDeltic Corp.	61,924	2,535,788
PS Business Parks, Inc.	37,053	4,709,066
Select Income REIT	134,258	2,945,620
		28,381,775
Food and Staples Retailing — 0.5%
United Natural Foods, Inc.(1)	103,562	3,101,682
Food Products — 0.4%
Cal-Maine Foods, Inc.	51,935	2,508,461

John B Sanfilippo & Son, Inc.	5,390	384,738
		2,893,199
Health Care Equipment and Supplies — 4.7%
AngioDynamics, Inc.(1)	131,083	2,849,745
Atrion Corp.	371	257,771
Cardiovascular Systems, Inc.(1)	37,659	1,473,973
CONMED Corp.	52,915	4,191,926
Globus Medical, Inc., Class A(1)	96,916	5,500,952
Haemonetics Corp.(1)	43,847	5,023,989
Integer Holdings Corp.(1)	54,543	4,524,342
Orthofix Medical, Inc.(1)	11,134	643,657
STAAR Surgical Co.(1)	92,240	4,427,520
Surmodics, Inc.(1)	29,009	2,165,522
		31,059,397
Health Care Providers and Services — 3.3%
Addus HomeCare Corp.(1)	24,056	1,687,528
Amedisys, Inc.(1)	43,242	5,403,520
Ensign Group, Inc. (The)	40,487	1,535,267
Molina Healthcare, Inc.(1)	14,308	2,127,600
Tenet Healthcare Corp.(1)	138,206	3,933,343
Tivity Health, Inc.(1)	110,263	3,544,955
WellCare Health Plans, Inc.(1)	11,152	3,574,105
		21,806,318
Health Care Technology — 0.1%
HealthStream, Inc.	20,273	628,666
Hotels, Restaurants and Leisure — 1.3%
Brinker International, Inc.	29,198	1,364,423
Eldorado Resorts, Inc.(1)	10,880	528,768
International Speedway Corp., Class A	90,331	3,956,498
Jack in the Box, Inc.	15,753	1,320,574
Penn National Gaming, Inc.(1)	27,271	897,761
Town Sports International Holdings, Inc.(1)	47,508	410,944
		8,478,968
Household Durables — 1.0%
Beazer Homes USA, Inc.(1)	95,787	1,005,764
Hooker Furniture Corp.	10,333	349,255
La-Z-Boy, Inc.	24,745	781,942
M.D.C. Holdings, Inc.	77,560	2,294,225
ZAGG, Inc.(1)	163,226	2,407,583
		6,838,769
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc., Class A	35,494	675,806
TerraForm Power, Inc., Class A	263,321	3,041,357
		3,717,163
Insurance — 1.8%
CNO Financial Group, Inc.	197,014	4,180,637
FBL Financial Group, Inc., Class A	2,991	225,073
Health Insurance Innovations, Inc., Class A(1)	26,760	1,649,754
Stewart Information Services Corp.	96,258	4,332,573

Universal Insurance Holdings, Inc.	22,970	1,115,193
		11,503,230
Interactive Media and Services — 1.3%
Care.com, Inc.(1)	191,627	4,236,873
QuinStreet, Inc.(1)	235,363	3,193,876
XO Group, Inc.(1)	32,824	1,131,771
		8,562,520
Internet and Direct Marketing Retail — 1.6%
Groupon, Inc.(1)	887,549	3,346,060
Nutrisystem, Inc.	92,020	3,409,341
Shutterfly, Inc.(1)	51,493	3,392,874
Stamps.com, Inc.(1)	1,452	328,442
		10,476,717
IT Services — 1.3%
Carbonite, Inc.(1)	91,214	3,251,779
Endurance International Group Holdings, Inc.(1)	399,477	3,515,398
Everi Holdings, Inc.(1)	148,366	1,360,516
Web.com Group, Inc.(1)	12,351	344,593
		8,472,286
Leisure Products — 1.4%
Malibu Boats, Inc., Class A(1)	75,116	4,110,347
MCBC Holdings, Inc.(1)	137,344	4,927,903
		9,038,250
Life Sciences Tools and Services — 0.9%
Medpace Holdings, Inc.(1)	59,219	3,547,810
NeoGenomics, Inc.(1)	165,557	2,541,300
		6,089,110
Machinery — 2.9%
Columbus McKinnon Corp.	30,983	1,225,068
Commercial Vehicle Group, Inc.(1)	13,212	121,022
Global Brass & Copper Holdings, Inc.	106,454	3,928,153
Harsco Corp.(1)	172,337	4,920,221
Meritor, Inc.(1)	52,026	1,007,223
Navistar International Corp.(1)	91,106	3,507,581
SPX FLOW, Inc.(1)	36,289	1,887,028
TriMas Corp.(1)	73,116	2,222,727
		18,819,023
Marine — 0.4%
Genco Shipping & Trading Ltd.(1)	140,464	1,966,496
Safe Bulkers, Inc.(1)	169,781	488,969
		2,455,465
Media — 1.6%
Emerald Expositions Events, Inc.	25,090	413,483
Entravision Communications Corp., Class A	299,790	1,468,971
New Media Investment Group, Inc.	195,769	3,071,616
Nexstar Media Group, Inc., Class A	55,480	4,516,072
TechTarget, Inc.(1)	45,613	885,804
		10,355,946

Metals and Mining — 1.7%
Kaiser Aluminum Corp.	40,348	4,400,353
Schnitzer Steel Industries, Inc., Class A	134,157	3,628,947
Worthington Industries, Inc.	77,491	3,360,010
		11,389,310
Oil, Gas and Consumable Fuels — 2.9%
Bonanza Creek Energy, Inc.(1)	24,515	730,057
Denbury Resources, Inc.(1)	754,854	4,680,095
Evolution Petroleum Corp.	62,617	691,918
HighPoint Resources Corp.(1)	39,239	191,486
NACCO Industries, Inc., Class A	52,946	1,733,981
Overseas Shipholding Group, Inc., Class A(1)	74,148	233,566
Southwestern Energy Co.(1)	833,182	4,257,560
Teekay Corp.	187,450	1,263,413
W&T Offshore, Inc.(1)	580,564	5,596,637
		19,378,713
Paper and Forest Products — 1.1%
Louisiana-Pacific Corp.	196,034	5,192,940
Verso Corp., Class A(1)	53,931	1,815,857
		7,008,797
Personal Products — 0.8%
Medifast, Inc.	17,955	3,977,930
Natural Health Trends Corp.	46,749	1,088,317
		5,066,247
Pharmaceuticals — 1.9%
ANI Pharmaceuticals, Inc.(1)	19,690	1,113,273
Aratana Therapeutics, Inc.(1)	24,993	145,959
Assertio Therapeutics, Inc.(1)	233,779	1,374,621
Corcept Therapeutics, Inc.(1)	134,346	1,883,531
Horizon Pharma plc(1)	130,375	2,552,742
Innoviva, Inc.(1)	113,979	1,737,040
Phibro Animal Health Corp., Class A	42,706	1,832,087
Supernus Pharmaceuticals, Inc.(1)	43,181	2,174,163
		12,813,416
Professional Services — 2.0%
Barrett Business Services, Inc.	20,313	1,356,502
BG Staffing, Inc.	53,527	1,455,935
Heidrick & Struggles International, Inc.	100,948	3,417,090
Kforce, Inc.	90,382	3,398,363
TrueBlue, Inc.(1)	129,521	3,374,022
		13,001,912
Real Estate Management and Development — 0.3%
Marcus & Millichap, Inc.(1)	46,488	1,613,598
RMR Group, Inc. (The), Class A	5,957	552,810
		2,166,408
Road and Rail — 2.3%
ArcBest Corp.	83,945	4,075,530
Avis Budget Group, Inc.(1)	68,504	2,201,718
Covenant Transportation Group, Inc., Class A(1)	40,028	1,163,214

Saia, Inc.(1)	36,248	2,771,160
USA Truck, Inc.(1)	27,857	563,547
Werner Enterprises, Inc.	109,712	3,878,319
YRC Worldwide, Inc.(1)	68,795	617,779
		15,271,267
Semiconductors and Semiconductor Equipment — 4.3%
Amkor Technology, Inc.(1)	190,040	1,404,396
Cabot Microelectronics Corp.	32,054	3,307,011
Diodes, Inc.(1)	109,619	3,649,217
Entegris, Inc.	121,452	3,516,035
Lattice Semiconductor Corp.(1)	455,371	3,642,968
MKS Instruments, Inc.	49,258	3,948,029
Nanometrics, Inc.(1)	99,035	3,715,793
Rudolph Technologies, Inc.(1)	75,792	1,853,114
SMART Global Holdings, Inc.(1)	111,200	3,195,888
		28,232,451
Software — 6.5%
Appfolio, Inc., Class A(1)	21,821	1,710,766
Aspen Technology, Inc.(1)	28,480	3,244,157
Cornerstone OnDemand, Inc.(1)	76,593	4,346,653
Envestnet, Inc.(1)	84,983	5,179,714
Fair Isaac Corp.(1)	17,559	4,013,110
Model N, Inc.(1)	180,287	2,857,549
New Relic, Inc.(1)	39,181	3,692,026
Paylocity Holding Corp.(1)	48,445	3,891,102
Progress Software Corp.	100,158	3,534,576
SPS Commerce, Inc.(1)	40,925	4,061,397
Upland Software, Inc.(1)	44,443	1,435,953
Verint Systems, Inc.(1)	15,183	760,668
Zendesk, Inc.(1)	44,911	3,188,681
Zix Corp.(1)	161,236	894,860
		42,811,212
Specialty Retail — 4.9%
Abercrombie & Fitch Co., Class A	85,022	1,795,665
American Eagle Outfitters, Inc.	176,118	4,373,010
Asbury Automotive Group, Inc.(1)	57,318	3,940,612
Barnes & Noble Education, Inc.(1)	405,999	2,338,554
Buckle, Inc. (The)	140,809	3,245,647
Caleres, Inc.	51,395	1,843,025
Citi Trends, Inc.	8,634	248,400
Conn's, Inc.(1)	24,137	853,243
Hibbett Sports, Inc.(1)	131,136	2,465,357
Party City Holdco, Inc.(1)	247,864	3,358,557
Shoe Carnival, Inc.	85,365	3,286,553
Tailored Brands, Inc.	173,359	4,366,913
Tilly's, Inc., Class A	18,748	355,275
		32,470,811
Technology Hardware, Storage and Peripherals — 0.1%
Immersion Corp.(1)	12,234	129,313

Pure Storage, Inc., Class A(1)	29,491	765,292
		894,605
Textiles, Apparel and Luxury Goods — 2.5%
Crocs, Inc.(1)	66,773	1,421,597
Deckers Outdoor Corp.(1)	43,950	5,211,591
Movado Group, Inc.	72,709	3,046,507
Oxford Industries, Inc.	37,399	3,373,390
Perry Ellis International, Inc.(1)	118,473	3,237,867
		16,290,952
Thrifts and Mortgage Finance — 2.5%
Essent Group Ltd.(1)	114,922	5,085,298
Flagstar Bancorp, Inc.(1)	108,568	3,416,635
NMI Holdings, Inc., Class A(1)	158,453	3,588,960
Trustco Bank Corp. NY	110,081	935,689
Washington Federal, Inc.	102,333	3,274,656
		16,301,238
Tobacco — 0.4%
Turning Point Brands, Inc.	67,263	2,788,724
Trading Companies and Distributors — 2.4%
Aircastle Ltd.	174,229	3,817,358
Applied Industrial Technologies, Inc.	69,731	5,456,451
Kaman Corp.	44,771	2,989,807
Rush Enterprises, Inc., Class A	93,326	3,668,645
		15,932,261
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	56,316	867,266
TOTAL COMMON STOCKS (Cost $571,017,613)		645,198,887
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $7,951,699), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $7,806,480)		7,805,179
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $4,650,698), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $4,556,399)		4,556,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,981	6,981
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,368,160)		12,368,160
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $583,385,773)		657,567,047
OTHER ASSETS AND LIABILITIES — 0.1%		395,577
TOTAL NET ASSETS — 100.0%		$657,962,624

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	47	December 2018	$2,350	$3,996,880	$(36,155)

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	645,198,887	—	—
Temporary Cash Investments	6,981	12,361,179	—
	645,205,868	12,361,179	—
Liabilities
Other Financial Instruments
Futures Contracts	36,155	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
September 30, 2018

Utilities - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Alternative Carriers — 0.7%
CenturyLink, Inc.	142,180	3,014,216
Application Software — 0.4%
j2 Global, Inc.	18,896	1,565,534
Electric Utilities — 41.2%
American Electric Power Co., Inc.	102,371	7,256,057
Duke Energy Corp.	155,264	12,424,225
Edison International	268,212	18,152,588
Entergy Corp.	189,322	15,359,694
Exelon Corp.	438,536	19,146,482
FirstEnergy Corp.	144,645	5,376,455
Hawaiian Electric Industries, Inc.	165,035	5,873,596
NextEra Energy, Inc.	35,266	5,910,582
OGE Energy Corp.	196,189	7,125,584
PG&E Corp.	409,811	18,855,404
Pinnacle West Capital Corp.	35,418	2,804,397
Portland General Electric Co.	174,402	7,954,475
PPL Corp.	643,928	18,841,333
Southern Co. (The)	444,175	19,366,030
Spark Energy, Inc., Class A	198,689	1,639,184
		166,086,086
Gas Utilities — 7.9%
National Fuel Gas Co.	230,562	12,925,306
South Jersey Industries, Inc.	124,142	4,378,488
UGI Corp.	266,639	14,793,132
		32,096,926
Independent Power Producers and Energy Traders — 7.5%
AES Corp.	1,044,079	14,617,106
NRG Energy, Inc.	418,393	15,647,898
		30,265,004
Integrated Telecommunication Services — 24.8%
AT&T, Inc.	1,497,423	50,283,464
Verizon Communications, Inc.	932,086	49,764,072
		100,047,536
Multi-Utilities — 13.8%
Ameren Corp.	193,746	12,248,622
Black Hills Corp.	138	8,016
CenterPoint Energy, Inc.	477,766	13,210,230
Dominion Energy, Inc.	83,855	5,893,329
DTE Energy Co.	16,498	1,800,427
NorthWestern Corp.	187,971	11,026,379
Public Service Enterprise Group, Inc.	216,192	11,412,776
		55,599,779

Wireless Telecommunication Services — 2.9%
Spok Holdings, Inc.	202,267	3,114,912
T-Mobile US, Inc.(1)	85,584	6,006,285
Telephone & Data Systems, Inc.	34,021	1,035,259
United States Cellular Corp.(1)	33,252	1,489,024
		11,645,480
TOTAL COMMON STOCKS (Cost $334,615,043)		400,320,561
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $1,696,506), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $1,665,524)		1,665,246
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $994,548), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $972,085)		972,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,518	1,518
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,638,764)		2,638,764
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $337,253,807)		402,959,325
OTHER ASSETS AND LIABILITIES — 0.1%		443,603
TOTAL NET ASSETS — 100.0%		$403,402,928

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	400,320,561	—	—
Temporary Cash Investments	1,518	2,637,246	—
Total Value of Investment Securities	400,322,079	2,637,246	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2018